July 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares U.S. Intermediate Credit Bond Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Advertising Agencies — 0.1%
Omnicom Group, Inc.
4.65%, 10/01/28	$326	$ 324,847
4.20%, 03/02/29	180	176,830
4.75%, 03/30/30	379	374,285
2.45%, 04/30/30	455	415,720
4.20%, 06/01/30	350	340,174
2.40%, 03/01/31(a)	185	164,712
2.60%, 08/01/31	583	518,007
5.00%, 06/02/33	225	217,219
5.30%, 11/01/34(a)	375	364,851
5.30%, 06/02/36(a)	225	213,765
WPP LLC, 6.50%, 03/30/36	125	121,429
		3,231,839
Aerospace & Defense — 1.2%
Boeing Co.
3.25%, 02/01/28	632	618,930
3.25%, 03/01/28	300	293,558
3.45%, 11/01/28(a)	248	241,310
3.20%, 03/01/29	475	456,638
6.30%, 05/01/29	840	870,074
2.95%, 02/01/30	470	439,696
5.15%, 05/01/30	2,015	2,025,541
3.63%, 02/01/31	375	353,619
6.39%, 05/01/31	195	205,164
6.13%, 02/15/33	200	208,473
3.60%, 05/01/34	264	233,652
6.53%, 05/01/34	1,390	1,487,407
3.25%, 02/01/35	220	187,540
Embraer Netherlands Finance BV, 5.98%, 02/11/35	300	307,290
GE Capital Funding LLC, 4.55%, 05/15/32	250	245,927
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	800	748,991
General Dynamics Corp.
2.63%, 11/15/27	350	342,567
3.75%, 05/15/28	687	679,670
3.63%, 04/01/30	688	661,142
4.95%, 08/15/35(a)	250	245,544
General Electric Co.
4.30%, 07/29/30	395	388,303
6.75%, 03/15/32	567	618,105
HEICO Corp.
5.25%, 08/01/28	276	278,886
4.95%, 08/01/31	275	274,236
5.35%, 08/01/33	230	230,267
5.40%, 08/01/36	275	272,218
Hexcel Corp.
4.90%, 05/15/31	85	83,873
5.88%, 02/26/35	150	152,318
Honeywell Aerospace, Inc.(b)
3.90%, 03/16/28	925	914,289
4.00%, 03/16/29	425	417,142
4.30%, 03/16/31	900	875,041
4.60%, 03/16/33	925	893,712
4.95%, 03/16/36	1,595	1,537,543
Howmet Aerospace, Inc.
6.75%, 01/15/28	251	258,440
3.00%, 01/15/29	376	361,152
4.85%, 10/15/31	312	309,793
4.55%, 11/15/32	175	169,844
Security	Par (000)	Value
Aerospace & Defense (continued)
Howmet Aerospace, Inc. (continued)
4.75%, 04/15/36	$400	$ 380,858
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27	350	344,434
2.04%, 08/16/28	79	74,845
5.35%, 01/15/30	200	201,941
4.20%, 05/01/30	324	314,553
5.75%, 01/15/35	200	202,806
L3Harris Technologies, Inc.
4.40%, 06/15/28(a)	513	510,343
4.40%, 06/15/28	450	447,740
5.05%, 06/01/29	351	353,477
1.80%, 01/15/31	342	299,414
5.25%, 06/01/31	650	656,009
5.40%, 07/31/33	266	267,462
5.35%, 06/01/34	451	450,145
4.85%, 04/27/35	50	48,034
Lockheed Martin Corp.
5.10%, 11/15/27(a)	420	424,101
4.45%, 05/15/28	294	293,897
4.15%, 08/15/28	300	297,993
4.50%, 02/15/29	242	241,261
1.85%, 06/15/30	316	283,366
4.40%, 08/15/30	390	385,659
4.70%, 12/15/31	479	476,455
3.90%, 06/15/32(a)	632	602,998
5.25%, 01/15/33(a)	650	662,428
4.75%, 02/15/34(a)	150	146,511
4.80%, 08/15/34	300	293,530
3.60%, 03/01/35	382	343,017
5.00%, 08/15/35	450	443,709
Northrop Grumman Corp.
3.25%, 01/15/28	1,255	1,232,437
4.60%, 02/01/29	325	324,529
4.40%, 05/01/30	573	564,879
4.65%, 07/15/30	450	446,716
4.70%, 03/15/33	578	564,184
4.90%, 06/01/34	532	519,986
5.25%, 07/15/35	90	89,622
RTX Corp.
4.13%, 11/16/28	1,821	1,801,725
5.75%, 01/15/29	410	420,251
2.25%, 07/01/30	873	794,113
6.00%, 03/15/31	830	867,659
1.90%, 09/01/31	629	544,952
2.38%, 03/15/32	573	501,273
5.15%, 02/27/33	420	421,027
6.10%, 03/15/34	977	1,029,628
5.40%, 05/01/35	200	201,760
		38,659,622
Automobile Components — 0.1%
BorgWarner, Inc.
4.95%, 08/15/29	345	345,901
5.40%, 08/15/34(a)	265	263,454
Lear Corp.
3.80%, 09/15/27	350	346,393
4.25%, 05/15/29	129	126,551
3.50%, 05/30/30	254	239,938
2.60%, 01/15/32	209	182,628

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Automobile Components (continued)
Magna International, Inc.
5.05%, 03/14/29	$180	$ 181,082
2.45%, 06/15/30	505	460,223
5.50%, 03/21/33(a)	280	282,725
5.88%, 06/01/35(a)	225	230,354
		2,659,249
Automobiles — 2.5%
American Honda Finance Corp.
4.45%, 10/22/27	425	424,233
4.70%, 01/12/28	400	400,351
3.50%, 02/15/28	252	247,567
4.55%, 03/03/28	300	299,211
2.00%, 03/24/28	447	427,808
5.13%, 07/07/28	400	402,770
4.25%, 09/01/28(a)	325	321,882
5.65%, 11/15/28	750	764,053
4.15%, 01/08/29	175	172,245
2.25%, 01/12/29	363	341,707
4.90%, 03/13/29(a)	537	537,772
4.40%, 09/05/29	375	369,690
4.80%, 03/05/30	300	297,330
4.60%, 04/17/30	520	511,582
4.50%, 09/04/30	375	366,661
5.85%, 10/04/30(a)	250	256,937
4.45%, 01/08/31(a)	325	315,906
1.80%, 01/13/31	300	260,431
5.05%, 07/10/31	600	596,543
4.85%, 10/23/31(a)	425	417,881
5.15%, 07/09/32	475	471,051
4.90%, 01/10/34	511	493,561
5.20%, 03/05/35(a)	250	243,770
5.10%, 01/08/36(a)	325	313,042
Series A, 4.55%, 04/10/28	115	114,662
Series A, 4.80%, 07/06/29	175	174,411
Series A, 4.90%, 04/10/31	225	221,985
Series A, 5.05%, 07/08/31	175	173,644
Series A, 5.20%, 04/08/33	45	44,354
Series A, 5.25%, 07/08/33	175	172,367
AutoNation, Inc.
3.80%, 11/15/27	200	197,538
1.95%, 08/01/28(a)	136	128,459
4.45%, 01/15/29	50	49,348
4.75%, 06/01/30	529	520,753
2.40%, 08/01/31	312	272,225
3.85%, 03/01/32	400	370,192
5.89%, 03/15/35(a)	325	325,764
Cummins, Inc.
4.25%, 05/09/28	125	124,513
4.90%, 02/20/29(a)	262	263,853
1.50%, 09/01/30	544	478,844
4.70%, 02/15/31(a)	325	323,205
5.15%, 02/20/34	443	442,203
5.30%, 05/09/35	625	624,268
Ford Motor Co.
6.63%, 10/01/28	283	291,425
7.45%, 07/16/31	450	483,370
3.25%, 02/12/32	1,400	1,224,183
6.10%, 08/19/32(a)	1,100	1,112,815
Ford Motor Credit Co. LLC
4.13%, 08/17/27	950	943,163
3.82%, 11/02/27	400	393,904
Security	Par (000)	Value
Automobiles (continued)
Ford Motor Credit Co. LLC (continued)
7.35%, 11/04/27	$900	$ 923,508
2.90%, 02/16/28	400	387,006
5.92%, 03/20/28(a)	400	404,445
6.80%, 05/12/28	1,000	1,025,477
6.80%, 11/07/28	260	267,703
2.90%, 02/10/29	200	187,913
5.80%, 03/08/29	800	805,128
4.97%, 04/06/29	940	928,594
5.11%, 05/03/29	700	692,932
5.30%, 09/06/29	600	596,001
5.88%, 11/07/29	400	403,187
7.35%, 03/06/30	200	210,149
7.20%, 06/10/30	500	523,372
5.73%, 09/05/30	800	800,213
4.00%, 11/13/30	900	840,471
6.05%, 03/05/31	700	705,706
5.42%, 04/09/31	400	393,613
3.63%, 06/17/31	800	725,869
6.05%, 11/05/31	600	603,355
6.53%, 03/19/32	500	512,564
5.75%, 04/06/33(a)	440	432,414
7.12%, 11/07/33(a)	345	363,301
6.13%, 03/08/34	850	846,189
6.50%, 02/07/35(a)	800	809,823
5.87%, 10/31/35(a)	600	578,977
General Motors Co.
4.20%, 10/01/27	487	484,480
6.80%, 10/01/27	696	710,567
5.35%, 04/15/28	441	444,857
5.00%, 10/01/28	390	391,207
5.40%, 10/15/29	665	673,813
5.63%, 04/15/30	275	280,050
5.60%, 10/15/32(a)	600	609,549
5.00%, 04/01/35(a)	500	475,226
6.25%, 04/15/35(a)	300	308,971
General Motors Financial Co., Inc.
2.70%, 08/20/27	585	573,716
3.85%, 01/05/28	284	280,757
6.00%, 01/09/28	588	597,628
5.05%, 04/04/28	800	803,726
2.40%, 04/10/28	630	606,000
5.80%, 06/23/28	715	727,383
2.40%, 10/15/28	552	524,212
4.20%, 10/27/28	25	24,697
5.80%, 01/07/29	832	848,860
5.65%, 01/17/29	463	470,237
4.30%, 04/06/29	550	541,231
5.55%, 07/15/29	713	724,658
4.90%, 10/06/29	625	624,466
5.35%, 01/07/30	645	650,942
5.85%, 04/06/30	615	630,691
3.60%, 06/21/30	535	507,134
5.45%, 07/15/30	175	177,256
2.35%, 01/08/31	600	533,238
4.60%, 01/08/31	555	542,279
5.75%, 02/08/31	586	598,285
2.70%, 06/10/31	588	524,582
5.60%, 06/18/31	518	525,978
5.10%, 09/15/31	450	447,362
3.10%, 01/12/32	784	703,048
5.63%, 04/04/32	200	202,866
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Automobiles (continued)
General Motors Financial Co., Inc. (continued)
6.40%, 01/09/33	$550	$ 576,876
6.10%, 01/07/34	618	635,647
5.95%, 04/04/34	620	631,437
5.45%, 09/06/34	425	418,231
5.90%, 01/07/35	625	631,020
6.15%, 07/15/35(a)	475	486,021
5.45%, 01/08/36(a)	570	556,541
Honda Motor Co. Ltd.
4.44%, 07/08/28	575	571,837
4.69%, 07/08/30	575	566,773
2.97%, 03/10/32	187	166,305
5.34%, 07/08/35	675	662,269
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	892	1,012,301
PACCAR Financial Corp.
4.45%, 08/06/27	325	325,639
4.60%, 01/10/28	200	200,495
4.55%, 03/03/28	325	325,512
4.00%, 08/08/28	125	123,774
4.60%, 01/31/29	325	325,622
4.00%, 09/26/29	200	196,850
4.55%, 05/08/30	200	199,342
5.00%, 03/22/34	175	173,367
Series R, 4.00%, 11/07/28	200	197,799
Series R, 3.90%, 02/05/29	175	172,322
Series R, 4.30%, 06/18/29	130	129,052
Toyota Motor Corp.
5.12%, 07/13/28(a)	300	303,580
3.67%, 07/20/28(a)	128	126,144
2.76%, 07/02/29(a)	120	114,179
4.45%, 06/30/30	300	296,331
2.36%, 03/25/31(a)	413	371,273
5.12%, 07/13/33(a)	175	175,873
5.05%, 06/30/35	350	346,346
Toyota Motor Credit Corp.
1.15%, 08/13/27	150	145,286
4.55%, 09/20/27	500	500,926
4.35%, 10/08/27	892	891,666
5.45%, 11/10/27	450	455,716
3.05%, 01/11/28	278	272,726
4.63%, 01/12/28(a)	652	653,969
1.90%, 04/06/28	411	394,138
4.05%, 09/05/28	400	396,137
5.25%, 09/11/28	416	421,664
4.65%, 01/05/29	407	407,586
3.65%, 01/08/29(a)	129	126,286
5.05%, 05/16/29	462	466,510
4.45%, 06/29/29	506	502,890
4.55%, 08/09/29	175	174,252
4.95%, 01/09/30	275	276,254
2.15%, 02/13/30	263	240,408
3.38%, 04/01/30	279	265,394
4.80%, 05/15/30	420	419,504
4.55%, 05/17/30	330	326,739
5.55%, 11/20/30	464	476,274
1.65%, 01/10/31	456	398,096
5.10%, 03/21/31	475	478,560
1.90%, 09/12/31	379	327,268
4.60%, 10/10/31	400	393,774
2.40%, 01/13/32	350	307,687
4.65%, 09/03/32	400	390,782
Security	Par (000)	Value
Automobiles (continued)
Toyota Motor Credit Corp. (continued)
4.70%, 01/12/33	$328	$ 321,161
4.80%, 01/05/34(a)	479	467,286
5.35%, 01/09/35	535	536,255
Series B, 3.75%, 01/12/28	400	396,223
Series B, 4.25%, 05/12/28(a)	525	523,187
Series B, 4.05%, 03/13/29	525	517,474
Series B, 4.50%, 07/09/29(a)	300	298,369
Series B, 4.20%, 01/10/31	400	389,602
Series B, 4.55%, 05/14/31	375	369,001
Series B, 4.60%, 03/11/33	525	507,822
Series B, 5.00%, 07/08/33	300	295,937
Series B, 4.80%, 01/11/36(a)	400	384,245
		77,599,106
Banks — 24.6%
African Development Bank, 4.38%, 03/14/28	1,200	1,201,372
Asian Development Bank
3.75%, 04/25/28	1,500	1,486,697
4.50%, 08/25/28	1,900	1,907,666
4.00%, 01/12/33	1,300	1,259,815
3.88%, 06/14/33	1,000	958,827
4.13%, 01/12/34	1,300	1,260,415
Asian Infrastructure Investment Bank, 4.13%, 01/18/29	2,000	1,990,250
Associated Banc-Corp., (1-day SOFR + 3.03%), 6.46%, 08/29/30(c)	100	102,309
Australia & New Zealand Banking Group Ltd.
3.92%, 09/30/27	500	497,237
4.36%, 06/18/28	250	249,224
4.62%, 12/16/29	500	500,399
Series A, 3.92%, 12/08/28	500	493,232
Banco Bilbao Vizcaya Argentaria SA
4.15%, 03/03/29(a)	400	393,107
5.38%, 03/13/29	600	608,101
4.97%, 05/08/31	400	395,679
5.13%, 03/03/36(a)	600	572,192
(1-year CMT + 1.95%), 6.03%, 03/13/35(c)	600	613,751
(1-year CMT + 2.70%), 6.14%, 09/14/28(c)	400	406,433
(1-year CMT + 3.30%), 7.88%, 11/15/34(c)	400	447,574
Banco Santander SA
5.29%, 08/18/27	1,000	1,006,660
3.80%, 02/23/28	1,000	985,675
4.38%, 04/12/28	800	794,747
5.59%, 08/08/28	250	253,764
6.61%, 11/07/28	650	675,282
3.31%, 06/27/29	200	191,997
5.57%, 01/17/30	600	609,390
3.49%, 05/28/30	400	378,149
4.55%, 11/06/30	400	390,791
2.75%, 12/03/30	800	720,077
2.96%, 03/25/31	200	181,500
4.87%, 04/15/31	400	393,826
5.44%, 07/15/31(a)	350	354,109
6.92%, 08/08/33	1,200	1,279,460
6.94%, 11/07/33	600	658,379
6.35%, 03/14/34	600	622,224
6.03%, 01/17/35	800	823,217
5.13%, 11/06/35	800	769,381
5.44%, 04/15/36(a)	400	391,772
(1-year CMT + 1.45%), 5.54%, 03/14/30(c)	400	405,636
(1-year CMT + 1.60%), 3.23%, 11/22/32(c)	600	539,769

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of America Corp.
3.25%, 10/21/27	$1,461	$ 1,442,141
(1-day SOFR + 0.83%), 4.98%, 01/24/29(c)	1,100	1,104,324
(1-day SOFR + 0.87%), 4.48%, 04/23/30(c)	1,650	1,632,024
(1-day SOFR + 0.87%), 4.46%, 02/06/32(c)	1,575	1,532,354
(1-day SOFR + 1.00%), 5.16%, 01/24/31(c)	1,455	1,462,399
(1-day SOFR + 1.04%), 4.70%, 04/23/32(c)	1,850	1,815,368
(1-day SOFR + 1.06%), 2.09%, 06/14/29(c)	1,159	1,104,461
(1-day SOFR + 1.11%), 4.62%, 05/09/29(c)	1,140	1,137,585
(1-day SOFR + 1.13%), 5.05%, 02/06/37(a)(c)	2,225	2,142,961
(1-day SOFR + 1.21%), 2.57%, 10/20/32(c)	1,528	1,346,786
(1-day SOFR + 1.22%), 2.30%, 07/21/32(c)	1,800	1,575,761
(1-day SOFR + 1.31%), 5.51%, 01/24/36(c)	1,870	1,871,241
(1-day SOFR + 1.32%), 2.69%, 04/22/32(c)	2,359	2,116,149
(1-day SOFR + 1.33%), 2.97%, 02/04/33(c)	1,518	1,354,906
(1-day SOFR + 1.37%), 1.92%, 10/24/31(c)	1,310	1,154,263
(1-day SOFR + 1.53%), 1.90%, 07/23/31(c)	1,509	1,339,027
(1-day SOFR + 1.57%), 5.82%, 09/15/29(c)	1,332	1,358,944
(1-day SOFR + 1.57%), 5.49%, 04/23/37(c)	825	802,033
(1-day SOFR + 1.63%), 5.20%, 04/25/29(c)	1,690	1,703,672
(1-day SOFR + 1.64%), 5.46%, 05/09/36(c)	940	938,837
(1-day SOFR + 1.65%), 5.47%, 01/23/35(c)	2,979	2,988,229
(1-day SOFR + 1.70%), 5.74%, 02/12/36(c)	1,445	1,444,342
(1-day SOFR + 1.74%), 5.52%, 10/25/35(c)	2,200	2,169,138
(1-day SOFR + 1.83%), 4.57%, 04/27/33(c)	1,607	1,555,631
(1-day SOFR + 1.84%), 5.87%, 09/15/34(c)	1,950	2,005,299
(1-day SOFR + 1.91%), 5.29%, 04/25/34(c)	2,530	2,523,929
(1-day SOFR + 1.91%), 5.43%, 08/15/35(c)	1,600	1,573,419
(1-day SOFR + 1.99%), 6.20%, 11/10/28(c)	1,125	1,146,498
(1-day SOFR + 2.15%), 2.59%, 04/29/31(c)	1,600	1,468,154
(1-day SOFR + 2.16%), 5.02%, 07/22/33(c)	2,176	2,153,090
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31(c)	2,053	1,886,040
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28(c)	2,301	2,262,229
(3-mo. CME Term SOFR + 1.33%), 3.97%, 03/05/29(c)	1,313	1,297,593
(3-mo. CME Term SOFR + 1.44%), 3.19%, 07/23/30(c)	214	203,928
(3-mo. CME Term SOFR + 1.45%), 2.88%, 10/22/30(c)	227	213,181
(3-mo. CME Term SOFR + 1.47%), 3.97%, 02/07/30(c)	1,159	1,133,478
(3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29(c)	1,267	1,256,250
(5-year CMT + 1.20%), 2.48%, 09/21/36(c)	1,229	1,060,807
(5-year CMT + 2.00%), 3.85%, 03/08/37(c)	1,600	1,469,424
Series L, 4.18%, 11/25/27	829	824,784
Series N, (1-day SOFR + 1.22%), 2.65%, 03/11/32(c)	1,209	1,085,877
Bank of Montreal
5.20%, 02/01/28	740	746,228
5.72%, 09/25/28	500	510,641
5.51%, 06/04/31	528	539,246
(1-day SOFR + 1.25%), 4.64%, 09/10/30(c)	545	541,078
(1-day SOFR Index + 0.67%), 5.00%, 01/27/29(c)	410	412,110
(1-day SOFR Index + 0.75%), 4.06%, 09/22/28(c)	500	496,915
(1-day SOFR Index + 1.08%), 4.35%, 09/22/31(c)	650	634,181
(5-year CMT + 1.40%), 3.09%, 01/10/37(c)	734	650,386
(5-year USD Swap + 1.43%), 3.80%, 12/15/32(c)	733	720,363
Series H, 4.70%, 09/14/27	700	701,687
Series J, (1-day SOFR + 0.63%), 4.55%, 06/02/29(c)	325	323,834
Security	Par (000)	Value
Banks (continued)
Bank of Montreal (continued)
Series J, (1-day SOFR + 0.89%), 4.34%, 03/19/30(a)(c)	$425	$ 420,039
Series J, (1-day SOFR + 0.96%), 4.88%, 06/02/32(c)	325	321,376
Series J, (1-day SOFR + 0.97%), 4.44%, 01/14/32(c)	700	681,331
Series J, (1-day SOFR + 1.21%), 5.30%, 06/02/37(c)	325	317,800
Bank of New York Mellon, (1-day SOFR + 1.14%), 4.73%, 04/20/29(c)	510	511,206
Bank of New York Mellon Corp.
3.40%, 01/29/28(a)	563	554,976
3.85%, 04/28/28	343	340,098
1.65%, 07/14/28(a)	75	71,238
3.00%, 10/30/28	325	313,439
3.85%, 04/26/29	272	266,891
3.30%, 08/23/29	529	506,765
1.65%, 01/28/31(a)	275	241,721
1.80%, 07/28/31	229	198,056
(1-day SOFR + 0.63%), 4.03%, 01/22/30(c)	335	329,386
(1-day SOFR + 0.89%), 4.94%, 02/11/31(c)	601	601,367
(1-day SOFR + 0.90%), 4.54%, 04/23/32(c)	450	441,117
(1-day SOFR + 1.09%), 4.98%, 03/14/30(a)(c)	550	552,381
(1-day SOFR + 1.17%), 4.54%, 02/01/29(c)	500	499,813
(1-day SOFR + 1.18%), 5.09%, 04/23/37(c)	140	135,937
(1-day SOFR + 1.23%), 5.06%, 07/22/32(c)	525	525,363
(1-day SOFR + 1.25%), 5.23%, 11/20/35(c)	475	472,021
(1-day SOFR + 1.35%), 5.32%, 06/06/36(c)	500	497,307
(1-day SOFR + 1.42%), 4.29%, 06/13/33(c)	350	335,716
(1-day SOFR + 1.42%), 5.19%, 03/14/35(c)	450	447,090
(1-day SOFR + 1.51%), 4.71%, 02/01/34(c)	500	485,337
(1-day SOFR + 1.60%), 6.32%, 10/25/29(c)	75	77,594
(1-day SOFR + 1.76%), 4.60%, 07/26/30(c)	300	298,596
(1-day SOFR + 1.77%), 5.61%, 07/21/39(c)	300	300,247
(1-day SOFR + 1.85%), 6.47%, 10/25/34(c)	525	561,407
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28(c)	490	497,415
(1-day SOFR Index + 2.07%), 5.83%, 10/25/33(c)	662	686,991
Series J, 1.90%, 01/25/29	100	93,733
Series J, (1-day SOFR + 1.61%), 4.97%, 04/26/34(c)	390	383,818
Bank of Nova Scotia
5.25%, 06/12/28	360	364,556
5.45%, 08/01/29	475	484,836
4.85%, 02/01/30	650	649,564
2.15%, 08/01/31	79	69,129
2.45%, 02/02/32	553	484,490
5.65%, 02/01/34	100	101,843
(1-day SOFR + 0.66%), 4.58%, 06/05/29(c)	500	497,846
(1-day SOFR + 0.73%), 4.25%, 02/02/30(c)	525	516,887
(1-day SOFR + 0.76%), 4.04%, 09/15/28(c)	300	298,098
(1-day SOFR + 0.89%), 4.93%, 02/14/29(c)	514	515,379
(1-day SOFR + 0.97%), 4.90%, 06/05/32(c)	500	493,540
(1-day SOFR + 1.00%), 4.40%, 09/08/28(c)	683	681,293
(1-day SOFR + 1.05%), 4.81%, 02/02/34(c)	675	653,278
(1-day SOFR + 1.07%), 5.13%, 02/14/31(c)	450	451,394
(1-day SOFR + 1.09%), 4.34%, 09/15/31(c)	550	534,515
(5-year CMT + 2.05%), 4.59%, 05/04/37(c)	664	631,944
BankUnited, Inc., 5.13%, 06/11/30	150	147,407
Barclays PLC
4.34%, 01/10/28	700	696,602
4.84%, 05/09/28	1,178	1,176,036
(1-day SOFR + 0.91%), 4.91%, 06/26/30(c)	795	790,878
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Barclays PLC (continued)
(1-day SOFR + 0.93%), 4.22%, 05/24/30(c)	$200	$ 195,598
(1-day SOFR + 0.96%), 5.09%, 02/25/29(c)	600	601,787
(1-day SOFR + 1.08%), 4.48%, 11/11/29(c)	900	890,730
(1-day SOFR + 1.14%), 4.52%, 02/24/32(c)	600	580,153
(1-day SOFR + 1.14%), 5.10%, 06/26/32(c)	795	784,903
(1-day SOFR + 1.23%), 5.37%, 02/25/31(c)	700	703,892
(1-day SOFR + 1.34%), 4.84%, 09/10/28(c)	400	400,215
(1-day SOFR + 1.51%), 5.21%, 02/24/37(c)	650	618,892
(1-day SOFR + 1.51%), 5.59%, 06/26/37(c)	795	775,886
(1-day SOFR + 1.56%), 4.94%, 09/10/30(a)(c)	600	597,014
(1-day SOFR + 1.59%), 5.79%, 02/25/36(a)(c)	1,200	1,200,808
(1-day SOFR + 1.74%), 5.69%, 03/12/30(c)	600	609,463
(1-day SOFR + 1.91%), 5.34%, 09/10/35(c)	1,000	973,886
(1-day SOFR + 2.22%), 6.49%, 09/13/29(c)	450	463,762
(1-day SOFR + 2.62%), 6.69%, 09/13/34(c)	600	636,876
(1-day SOFR + 2.98%), 6.22%, 05/09/34(c)	1,150	1,189,897
(1-day SOFR + 3.57%), 7.12%, 06/27/34(c)	900	968,851
(1-year CMT + 1.20%), 2.67%, 03/10/32(c)	610	544,633
(1-year CMT + 1.30%), 2.89%, 11/24/32(c)	400	354,508
(1-year CMT + 1.90%), 2.65%, 06/24/31(c)	950	865,188
(1-year CMT + 2.65%), 5.50%, 08/09/28(c)	700	704,979
(1-year CMT + 3.00%), 5.75%, 08/09/33(c)	600	609,436
(1-year CMT + 3.30%), 7.39%, 11/02/28(c)	700	721,525
(1-year CMT + 3.50%), 7.44%, 11/02/33(c)	1,000	1,101,342
(3-mo. SOFR US + 2.16%), 4.97%, 05/16/29(c)	995	996,132
(3-mo. SOFR US + 3.31%), 5.09%, 06/20/30(c)	678	677,242
(5-year CMT + 2.90%), 3.56%, 09/23/35(c)	678	631,235
BOKF NA, (5-year CMT + 2.00%), 6.11%, 11/06/40(c)	250	251,870
Canadian Imperial Bank of Commerce
5.00%, 04/28/28	572	575,649
5.99%, 10/03/28	250	256,411
5.26%, 04/08/29	600	606,738
3.60%, 04/07/32	664	614,531
6.09%, 10/03/33	200	209,008
(1-day SOFR + 0.67%), 4.72%, 06/16/29(c)	435	434,603
(1-day SOFR + 1.03%), 4.86%, 03/30/29(c)	784	785,205
(1-day SOFR + 1.11%), 5.25%, 01/13/31(c)	675	679,494
(1-day SOFR + 1.34%), 4.63%, 09/11/30(c)	525	520,172
(1-day SOFR Index + 0.60%), 4.24%, 09/08/28(c)	100	99,583
(1-day SOFR Index + 0.79%), 4.28%, 01/29/30(a)(c)	375	369,513
(1-day SOFR Index + 1.01%), 5.05%, 06/16/32(a)(c)	435	432,131
(1-day SOFR Index + 1.17%), 4.58%, 09/08/31(c)	450	441,666
Capital One N.A.
Series BKNT, 4.65%, 09/13/28	350	350,076
Series BKNT, 2.70%, 02/06/30	300	278,515
Citibank N.A.
5.80%, 09/29/28(a)	1,150	1,179,462
4.84%, 08/06/29	700	702,395
(1-day SOFR + 0.91%), 4.85%, 06/18/32(c)	1,500	1,481,667
Series BKNT, 5.57%, 04/30/34	960	975,358
Series BKNT, Class BN, 4.91%, 05/29/30	1,330	1,332,623
Citigroup, Inc.
4.45%, 09/29/27	2,241	2,235,297
4.13%, 07/25/28	888	877,151
6.63%, 06/15/32	76	81,391
5.88%, 02/22/33	300	306,432
6.00%, 10/31/33	400	410,955
(1-day SOFR + 0.87%), 4.79%, 03/04/29(c)	1,150	1,150,221
(1-day SOFR + 1.15%), 2.67%, 01/29/31(c)	1,179	1,089,005
(1-day SOFR + 1.17%), 4.50%, 09/11/31(c)	1,605	1,568,628
Security	Par (000)	Value
Banks (continued)
Citigroup, Inc. (continued)
(1-day SOFR + 1.17%), 2.56%, 05/01/32(c)	$1,698	$ 1,512,711
(1-day SOFR + 1.18%), 2.52%, 11/03/32(c)	850	745,245
(1-day SOFR + 1.34%), 4.54%, 09/19/30(c)	1,275	1,259,828
(1-day SOFR + 1.35%), 3.06%, 01/25/33(c)	1,513	1,356,370
(1-day SOFR + 1.36%), 5.17%, 02/13/30(c)	1,420	1,427,822
(1-day SOFR + 1.42%), 2.98%, 11/05/30(c)	1,170	1,098,738
(1-day SOFR + 1.45%), 5.45%, 06/11/35(c)	1,150	1,148,383
(1-day SOFR + 1.46%), 4.95%, 05/07/31(c)	950	945,594
(1-day SOFR + 1.47%), 5.33%, 03/27/36(c)	1,150	1,133,556
(1-day SOFR + 1.49%), 5.17%, 09/11/36(c)	1,160	1,129,729
(1-day SOFR + 1.83%), 6.02%, 01/24/36(c)	1,655	1,665,041
(1-day SOFR + 1.94%), 3.79%, 03/17/33(c)	1,627	1,513,192
(1-day SOFR + 2.06%), 5.83%, 02/13/35(c)	1,625	1,625,058
(1-day SOFR + 2.09%), 4.91%, 05/24/33(c)	1,550	1,525,895
(1-day SOFR + 2.11%), 2.57%, 06/03/31(c)	1,393	1,271,774
(1-day SOFR + 2.34%), 6.27%, 11/17/33(c)	750	789,205
(1-day SOFR + 2.66%), 6.17%, 05/25/34(c)	1,785	1,831,528
(1-day SOFR + 3.91%), 4.41%, 03/31/31(c)	2,229	2,181,138
(3-mo. CME Term SOFR + 1.41%), 3.52%, 10/27/28(c)	1,201	1,184,185
(3-mo. CME Term SOFR + 1.45%), 4.08%, 04/23/29(c)	800	791,159
(3-mo. CME Term SOFR + 1.60%), 3.98%, 03/20/30(c)	1,273	1,243,241
(5-year CMT + 1.28%), 5.59%, 11/19/34(c)	652	656,665
(5-year CMT + 1.73%), 5.41%, 09/19/39(c)	700	677,734
Citizens Bank N.A.(c)
(1-day SOFR + 0.70%), 4.19%, 01/29/29	250	247,748
(1-day SOFR + 2.00%), 4.58%, 08/09/28	350	349,410
Citizens Financial Group, Inc.
2.50%, 02/06/30	129	118,507
3.25%, 04/30/30	300	281,850
2.64%, 09/30/32	400	340,712
(1-day SOFR + 1.26%), 5.25%, 03/05/31(a)(c)	325	325,954
(1-day SOFR + 1.91%), 5.72%, 07/23/32(c)	475	482,340
(1-day SOFR + 2.01%), 5.84%, 01/23/30(c)	642	654,947
(1-day SOFR + 2.33%), 6.65%, 04/25/35(c)	300	317,098
(5-year CMT + 1.45%), 5.30%, 01/29/36(c)	260	254,453
(5-year CMT + 2.75%), 5.64%, 05/21/37(c)	200	198,193
Commonwealth Bank of Australia
4.42%, 03/14/28	500	499,495
4.15%, 10/01/30	380	371,935
Series C, 4.36%, 03/27/29	355	352,907
Cooperatieve Rabobank UA
3.74%, 01/14/28	250	247,528
4.88%, 01/21/28	500	502,879
4.35%, 06/09/28	250	249,316
3.96%, 10/17/28	250	247,153
4.80%, 01/09/29	250	251,447
4.32%, 04/01/29	250	248,548
4.49%, 10/17/29	500	497,726
4.16%, 01/14/31(a)	250	243,882
5.12%, 06/09/36	250	243,556
Corp. Andina de Fomento, 5.00%, 01/24/29	1,200	1,213,410
Deutsche Bank AG
5.41%, 05/10/29	480	488,102
(1-day SOFR + 1.10%), 4.47%, 12/10/31(a)(c)	350	341,187
(1-day SOFR + 1.14%), 4.73%, 02/06/32(c)	280	272,926
(1-day SOFR + 1.30%), 4.95%, 08/04/31(c)	1,025	1,011,795
(1-day SOFR + 1.41%), 5.06%, 04/14/32(a)(c)	530	523,607
(1-day SOFR + 1.70%), 5.00%, 09/11/30(c)	950	946,922
(1-day SOFR + 1.72%), 5.30%, 05/09/31(c)	850	850,583

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Deutsche Bank AG (continued)
(1-day SOFR + 1.72%), 3.04%, 05/28/32(c)	$655	$ 590,292
(1-day SOFR + 2.05%), 5.40%, 09/11/35(c)	1,000	981,278
(1-day SOFR + 2.26%), 3.74%, 01/07/33(c)	750	682,082
(1-day SOFR + 2.51%), 6.82%, 11/20/29(c)	150	156,086
(1-day SOFR + 2.76%), 3.73%, 01/14/32(c)	650	600,732
(1-day SOFR + 3.04%), 3.55%, 09/18/31(a)(c)	659	616,363
(1-day SOFR + 3.18%), 6.72%, 01/18/29(c)	1,000	1,026,520
(1-day SOFR + 3.65%), 7.08%, 02/10/34(c)	850	903,723
(1-day SOFR + 5.44%), 5.88%, 07/08/31(c)	400	404,108
(5-year USD SOFR ICE Swap + 2.55%), 4.88%, 12/01/32(c)	550	546,056
(1-day SOFR + 1.21%), 5.37%, 01/10/29(c)	750	755,269
European Bank for Reconstruction & Development, 4.38%, 03/09/28	2,000	2,002,499
European Investment Bank
3.88%, 03/15/28	2,800	2,782,390
4.50%, 10/16/28	2,400	2,409,994
4.00%, 02/15/29	3,500	3,471,808
3.63%, 07/15/30	3,200	3,111,915
3.75%, 02/14/33	3,000	2,865,283
Fifth Third Bancorp
3.95%, 03/14/28	500	494,563
(1-day SOFR + 0.95%), 4.57%, 04/29/32(c)	390	378,868
(1-day SOFR + 1.24%), 5.14%, 01/29/37(c)	530	508,580
(1-day SOFR + 1.49%), 4.90%, 09/06/30(c)	400	398,761
(1-day SOFR + 1.66%), 4.34%, 04/25/33(c)	229	217,774
(1-day SOFR + 1.84%), 5.63%, 01/29/32(c)	40	40,683
(1-day SOFR + 2.16%), 5.98%, 01/30/30(b)(c)	548	560,575
(1-day SOFR + 2.34%), 6.34%, 07/27/29(c)	612	629,199
(1-day SOFR Index + 2.13%), 4.77%, 07/28/30(c)	670	666,147
(1-day SOFR Index + 2.19%), 6.36%, 10/27/28(c)	384	391,204
Fifth Third Bank NA, (1-day SOFR + 2.61%), 5.33%, 08/25/33(c)	250	246,734
First Citizens BancShares, Inc.(c)
(1-day SOFR + 1.41%), 5.23%, 03/12/31	972	960,722
(1-day SOFR + 1.49%), 4.87%, 03/03/32	225	216,989
(5-year CMT + 1.97%), 6.25%, 03/12/40	456	442,646
First Horizon Bank, Series BKNT, 5.75%, 05/01/30	250	251,422
First Horizon Corp., (1-day SOFR + 1.77%), 5.51%, 03/07/31(c)	304	305,060
First-Citizens Bank & Trust Co.(a)
6.13%, 03/09/28	225	228,865
07/13/29(c)(d)	510	508,667
FNB Corp., (1-day SOFR Index + 1.93%), 5.72%, 12/11/30(c)	295	295,808
Goldman Sachs Bank USA, (1-day SOFR + 0.72%), 4.66%, 06/03/29(c)	1,600	1,595,834
Goldman Sachs Group, Inc.
2.60%, 02/07/30	709	654,829
3.80%, 03/15/30	334	320,815
6.13%, 02/15/33(a)	518	546,461
(1-day SOFR + 0.71%), 4.15%, 01/21/29(c)	1,350	1,337,300
(1-day SOFR + 0.90%), 4.15%, 10/21/29(c)	1,250	1,229,730
(1-day SOFR + 0.96%), 4.52%, 01/21/32(c)	1,400	1,359,051
(1-day SOFR + 0.99%), 4.59%, 04/20/30(c)	1,600	1,583,031
(1-day SOFR + 1.03%), 4.97%, 06/03/32(a)(c)	1,800	1,775,957
(1-day SOFR + 1.06%), 4.37%, 10/21/31(c)	1,650	1,596,789
(1-day SOFR + 1.08%), 5.21%, 01/28/31(c)	650	651,433
(1-day SOFR + 1.09%), 1.99%, 01/27/32(c)	1,210	1,054,712
(1-day SOFR + 1.14%), 4.69%, 10/23/30(c)	620	612,996
(1-day SOFR + 1.17%), 5.24%, 07/21/32(c)	2,175	2,170,648
(1-day SOFR + 1.19%), 5.07%, 01/21/37(c)	2,560	2,439,780
Security	Par (000)	Value
Banks (continued)
Goldman Sachs Group, Inc. (continued)
(1-day SOFR + 1.21%), 5.05%, 07/23/30(c)	$850	$ 851,768
(1-day SOFR + 1.25%), 2.38%, 07/21/32(c)	2,469	2,157,443
(1-day SOFR + 1.26%), 2.65%, 10/21/32(c)	1,481	1,301,502
(1-day SOFR + 1.27%), 5.73%, 04/25/30(c)	1,145	1,165,617
(1-day SOFR + 1.28%), 2.62%, 04/22/32(c)	1,918	1,706,394
(1-day SOFR + 1.31%), 5.43%, 06/03/37(c)	1,145	1,118,666
(1-day SOFR + 1.33%), 4.94%, 10/21/36(c)	1,950	1,845,280
(1-day SOFR + 1.34%), 5.09%, 04/20/34(c)	1,450	1,418,549
(1-day SOFR + 1.38%), 5.54%, 01/28/36(c)	1,900	1,885,456
(1-day SOFR + 1.41%), 3.10%, 02/24/33(c)	1,844	1,648,002
(1-day SOFR + 1.42%), 5.02%, 10/23/35(c)	2,265	2,180,050
(1-day SOFR + 1.45%), 5.66%, 07/21/37(c)	2,175	2,164,347
(1-day SOFR + 1.55%), 5.85%, 04/25/35(c)	835	848,964
(1-day SOFR + 1.55%), 5.33%, 07/23/35(c)	1,950	1,917,348
(1-day SOFR + 1.58%), 5.22%, 04/23/31(c)	925	926,568
(1-day SOFR + 1.73%), 4.48%, 08/23/28(c)	503	501,725
(1-day SOFR + 1.77%), 6.48%, 10/24/29(c)	576	594,293
(1-day SOFR + 1.95%), 6.56%, 10/24/34(c)	800	849,540
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(c)	809	795,833
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(c)	1,079	1,067,981
(5-year CMT + 1.18%), 5.39%, 02/02/41(c)	1,225	1,160,106
HSBC Bank USA N.A., Series BKNT, 5.88%, 11/01/34(a)	250	255,928
HSBC Holdings PLC
4.95%, 03/31/30	936	937,360
(1-day SOFR + 0.94%), 4.71%, 05/12/30(c)	400	396,580
(1-day SOFR + 0.99%), 4.40%, 03/10/30(c)	800	788,215
(1-day SOFR + 1.03%), 4.90%, 03/03/29(c)	700	701,417
(1-day SOFR + 1.04%), 5.13%, 11/19/28(c)	700	703,079
(1-day SOFR + 1.19%), 4.62%, 11/06/31(c)	1,000	977,311
(1-day SOFR + 1.19%), 2.80%, 05/24/32(c)	1,614	1,443,605
(1-day SOFR + 1.21%), 4.68%, 03/10/32(a)(c)	800	781,020
(1-day SOFR + 1.29%), 2.21%, 08/17/29(c)	850	806,191
(1-day SOFR + 1.29%), 5.29%, 11/19/30(c)	1,050	1,055,892
(1-day SOFR + 1.29%), 5.13%, 03/03/31(c)	917	915,748
(1-day SOFR + 1.32%), 5.21%, 05/12/34(c)	600	589,510
(1-day SOFR + 1.41%), 2.87%, 11/22/32(c)	1,110	986,538
(1-day SOFR + 1.43%), 5.13%, 11/06/36(c)	1,400	1,345,984
(1-day SOFR + 1.46%), 5.55%, 03/04/30(c)	600	608,094
(1-day SOFR + 1.52%), 5.73%, 05/17/32(c)	550	560,732
(1-day SOFR + 1.55%), 5.28%, 03/10/37(c)	1,800	1,741,334
(1-day SOFR + 1.56%), 5.45%, 03/03/36(c)	1,400	1,380,260
(1-day SOFR + 1.57%), 5.24%, 05/13/31(c)	1,400	1,403,118
(1-day SOFR + 1.73%), 2.01%, 09/22/28(c)	878	851,829
(1-day SOFR + 1.78%), 5.72%, 03/04/35(c)	800	806,843
(1-day SOFR + 1.88%), 5.79%, 05/13/36(c)	1,200	1,209,615
(1-day SOFR + 1.90%), 5.87%, 11/18/35(c)	1,150	1,151,136
(1-day SOFR + 1.95%), 2.36%, 08/18/31(c)	350	314,326
(1-day SOFR + 1.96%), 5.74%, 09/10/36(c)	1,000	987,679
(1-day SOFR + 1.97%), 6.16%, 03/09/29(c)	700	714,421
(1-day SOFR + 2.39%), 2.85%, 06/04/31(c)	810	745,279
(1-day SOFR + 2.39%), 6.25%, 03/09/34(c)	1,000	1,042,833
(1-day SOFR + 2.53%), 4.76%, 03/29/33(c)	1,335	1,285,788
(1-day SOFR + 2.61%), 5.21%, 08/11/28(c)	1,100	1,105,153
(1-day SOFR + 2.87%), 5.40%, 08/11/33(c)	1,650	1,652,593
(1-day SOFR + 2.98%), 6.55%, 06/20/34(c)	1,200	1,253,546
(1-day SOFR + 3.02%), 7.40%, 11/13/34(c)	1,170	1,277,117
(1-day SOFR + 4.25%), 8.11%, 11/03/33(c)	1,400	1,579,901
(3-mo. CME Term SOFR + 1.80%), 4.58%, 06/19/29(c)	2,089	2,079,759
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
HSBC Holdings PLC (continued)
(3-mo. CME Term SOFR + 1.87%), 3.97%, 05/22/30(c)	$1,289	$ 1,252,638
(1-day SOFR + 3.35%), 7.39%, 11/03/28(c)	955	984,758
HSBC USA, Inc., 4.65%, 06/03/28	600	600,610
Huntington Bancshares, Inc.
2.55%, 02/04/30	290	266,358
(1-day SOFR + 0.99%), 4.62%, 01/28/32(c)	425	413,548
(1-day SOFR + 1.28%), 5.27%, 01/15/31(c)	656	659,034
(1-day SOFR + 1.97%), 4.44%, 08/04/28(c)	400	398,649
(1-day SOFR + 2.02%), 6.21%, 08/21/29(c)	600	615,600
(1-day SOFR Index + 1.87%), 5.71%, 02/02/35(c)	600	602,358
(5-year CMT + 1.17%), 2.49%, 08/15/36(c)	324	276,779
(5-year CMT + 1.35%), 5.61%, 01/28/41(c)	425	407,387
(5-year CMT + 1.70%), 6.14%, 11/18/39(c)	350	350,270
Huntington National Bank, 5.65%, 01/10/30	400	408,318
Independent Bank Corp., (3-mo. CME Term SOFR + 3.53%), 7.25%, 04/01/35(c)	100	104,814
ING Groep NV
4.55%, 10/02/28	478	476,514
4.05%, 04/09/29	278	272,701
(1-day SOFR + 1.01%), 4.86%, 03/25/29(c)	200	200,357
(1-day SOFR + 1.32%), 2.73%, 04/01/32(c)	450	405,366
(1-day SOFR + 1.44%), 5.34%, 03/19/30(c)	600	606,713
(1-day SOFR + 1.61%), 5.53%, 03/25/36(c)	660	657,429
(1-day SOFR + 1.77%), 5.55%, 03/19/35(c)	1,000	1,001,663
(1-day SOFR + 2.07%), 4.25%, 03/28/33(c)	350	333,847
(1-day SOFR + 2.09%), 6.11%, 09/11/34(c)	650	675,617
(1-day SOFR Index + 1.23%), 5.07%, 03/25/31(c)	400	400,604
(1-day SOFR Index + 1.61%), 5.42%, 03/23/37(c)	600	588,096
Series VAR, (1-day SOFR Index + 1.26%), 4.80%, 03/23/32(c)	600	589,687
Inter-American Development Bank
4.00%, 01/12/28	1,300	1,294,961
4.13%, 02/15/29	2,000	1,989,534
3.50%, 04/12/33(a)	1,400	1,313,943
4.50%, 09/13/33(a)	1,300	1,292,646
Inter-American Investment Corp., 4.75%, 09/19/28	200	201,629
International Bank for Reconstruction & Development
3.50%, 07/12/28	2,500	2,463,665
4.63%, 08/01/28	1,700	1,710,948
3.88%, 02/14/30	2,500	2,459,796
4.00%, 07/25/30	1,550	1,528,461
4.00%, 01/10/31	3,300	3,243,697
4.75%, 11/14/33	1,600	1,615,226
International Finance Corp., 4.50%, 07/13/28	1,100	1,104,352
JPMorgan Chase & Co.
4.25%, 10/01/27(a)	813	811,318
3.63%, 12/01/27	829	819,338
(1-day SOFR + 0.80%), 4.92%, 01/24/29(c)	845	847,997
(1-day SOFR + 0.82%), 4.41%, 04/23/30(c)	1,600	1,578,659
(1-day SOFR + 0.84%), 4.35%, 01/22/32(c)	1,495	1,449,101
(1-day SOFR + 0.85%), 4.86%, 07/23/30(c)	1,650	1,646,382
(1-day SOFR + 0.86%), 4.51%, 10/22/28(c)	1,050	1,047,951
(1-day SOFR + 0.93%), 4.26%, 10/22/31(c)	945	915,242
(1-day SOFR + 0.99%), 4.62%, 04/23/32(c)	1,800	1,761,191
(1-day SOFR + 1.01%), 5.14%, 01/24/31(c)	1,005	1,008,804
(1-day SOFR + 1.02%), 2.07%, 06/01/29(c)	560	533,897
(1-day SOFR + 1.02%), 5.04%, 07/23/32(c)	1,675	1,667,788
(1-day SOFR + 1.04%), 4.60%, 10/22/30(c)	950	940,500
(1-day SOFR + 1.07%), 1.95%, 02/04/32(c)	1,409	1,231,714
(1-day SOFR + 1.07%), 4.90%, 01/22/37(c)	1,605	1,530,488
(1-day SOFR + 1.13%), 5.00%, 07/22/30(c)	1,475	1,477,587
Security	Par (000)	Value
Banks (continued)
JPMorgan Chase & Co. (continued)
(1-day SOFR + 1.16%), 5.58%, 04/22/30(c)	$1,250	$ 1,270,624
(1-day SOFR + 1.18%), 2.55%, 11/08/32(c)	1,472	1,294,438
(1-day SOFR + 1.19%), 4.81%, 10/22/36(c)	1,535	1,457,622
(1-day SOFR + 1.26%), 2.96%, 01/25/33(c)	1,657	1,481,377
(1-day SOFR + 1.26%), 5.15%, 04/23/37(c)	2,685	2,606,483
(1-day SOFR + 1.30%), 5.19%, 02/05/37(c)	925	887,097
(1-day SOFR + 1.31%), 5.01%, 01/23/30(c)	1,050	1,052,783
(1-day SOFR + 1.32%), 5.50%, 01/24/36(c)	1,705	1,707,528
(1-day SOFR + 1.34%), 4.95%, 10/22/35(c)	1,960	1,897,878
(1-day SOFR + 1.44%), 5.10%, 04/22/31(c)	1,090	1,092,865
(1-day SOFR + 1.45%), 5.30%, 07/24/29(a)(c)	1,295	1,308,315
(1-day SOFR + 1.46%), 5.29%, 07/22/35(c)	2,225	2,204,488
(1-day SOFR + 1.49%), 5.77%, 04/22/35(c)	1,770	1,808,539
(1-day SOFR + 1.57%), 6.09%, 10/23/29(c)	1,125	1,155,273
(1-day SOFR + 1.62%), 5.34%, 01/23/35(c)	1,876	1,870,178
(1-day SOFR + 1.64%), 5.58%, 07/23/36(c)	2,485	2,457,577
(1-day SOFR + 1.68%), 5.57%, 04/22/36(c)	2,110	2,119,725
(1-day SOFR + 1.75%), 4.57%, 06/14/30(c)	1,100	1,089,007
(1-day SOFR + 1.80%), 4.59%, 04/26/33(c)	1,198	1,163,967
(1-day SOFR + 1.81%), 6.25%, 10/23/34(c)	1,374	1,444,021
(1-day SOFR + 1.85%), 5.35%, 06/01/34(c)	2,165	2,168,602
(1-day SOFR + 2.04%), 2.52%, 04/22/31(c)	1,105	1,013,068
(1-day SOFR + 2.08%), 4.91%, 07/25/33(c)	2,738	2,701,096
(1-day SOFR + 2.58%), 5.72%, 09/14/33(c)	2,052	2,090,811
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31(c)	829	723,952
(3-mo. CME Term SOFR + 1.21%), 3.51%, 01/23/29(c)	929	913,454
(3-mo. CME Term SOFR + 1.25%), 2.58%, 04/22/32(c)	2,342	2,092,500
(3-mo. CME Term SOFR + 1.38%), 4.01%, 04/23/29(c)	919	908,156
(3-mo. CME Term SOFR + 1.42%), 3.70%, 05/06/30(c)	1,279	1,239,187
(3-mo. CME Term SOFR + 1.51%), 2.74%, 10/15/30(c)	1,941	1,815,129
(3-mo. CME Term SOFR + 1.52%), 4.20%, 07/23/29(c)	1,299	1,285,263
(3-mo. CME Term SOFR + 1.59%), 4.45%, 12/05/29(c)	1,105	1,096,336
(3-mo. CME Term SOFR + 2.52%), 2.96%, 05/13/31(a)(c)	1,591	1,474,315
(3-mo. CME Term SOFR + 3.79%), 4.49%, 03/24/31(c)	1,109	1,090,760
(5-year CMT + 1.25%), 5.80%, 07/23/41(c)	550	543,606
Keybank National Association
5.00%, 01/26/33	450	439,077
Series BKNT, 5.85%, 11/15/27	500	506,904
Series BKNT, 4.39%, 12/14/27	250	249,273
Series BKNT, 6.95%, 02/01/28	300	308,723
Series BKNT, 3.90%, 04/13/29	261	253,504
Series BKNT, 4.90%, 08/08/32	550	533,442
KeyCorp
4.10%, 04/30/28	495	490,073
2.55%, 10/01/29	363	338,110
(1-day SOFR + 1.37%), 5.31%, 01/28/37(a)(c)	435	420,123
(1-day SOFR Index + 1.23%), 5.12%, 04/04/31(a)(c)	494	493,876
(1-day SOFR Index + 2.06%), 4.79%, 06/01/33(c)	346	335,469
(1-day SOFR Index + 2.42%), 6.40%, 03/06/35(c)	558	582,408
Kreditanstalt fuer Wiederaufbau
3.75%, 02/15/28	1,650	1,637,205

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Kreditanstalt fuer Wiederaufbau (continued)
2.88%, 04/03/28	$1,150	$ 1,124,247
3.88%, 06/15/28	3,000	2,978,055
3.50%, 08/09/28	2,000	1,970,017
4.00%, 03/15/29	3,000	2,975,248
1.75%, 09/14/29	1,243	1,149,817
4.63%, 03/18/30(a)	1,995	2,011,415
3.75%, 07/15/30	3,000	2,931,104
0.75%, 09/30/30	789	681,068
4.75%, 10/29/30	1,500	1,520,910
4.13%, 07/15/33	2,600	2,528,975
4.38%, 02/28/34(a)	2,000	1,971,062
Series GLOB, 3.88%, 05/15/28(a)	2,000	1,986,239
Landwirtschaftliche Rentenbank
4.63%, 04/17/29	1,000	1,007,004
4.13%, 05/28/30	955	945,749
0.88%, 09/03/30	1,559	1,356,482
5.00%, 10/24/33	600	613,748
Series 37, 2.50%, 11/15/27	1,400	1,368,648
Lloyds Banking Group PLC
4.38%, 03/22/28	678	675,009
4.55%, 08/16/28	260	259,447
(1-year CMT + 0.60%), 4.24%, 02/10/30(c)	400	393,332
(1-year CMT + 0.82%), 4.43%, 11/04/31(c)	400	389,265
(1-year CMT + 0.83%), 4.82%, 06/13/29(a)(c)	600	600,329
(1-year CMT + 0.85%), 5.09%, 11/26/28(c)	600	602,883
(1-year CMT + 0.97%), 4.94%, 11/04/36(c)	800	760,238
(1-year CMT + 1.07%), 5.72%, 06/05/30(c)	800	816,071
(1-year CMT + 1.20%), 5.59%, 11/26/35(c)	600	601,467
(1-year CMT + 1.60%), 6.07%, 06/13/36(c)	800	808,069
(1-year CMT + 1.70%), 5.87%, 03/06/29(a)(c)	650	661,018
(1-year CMT + 1.75%), 5.68%, 01/05/35(c)	1,200	1,211,387
(1-year CMT + 2.30%), 4.98%, 08/11/33(a)(c)	900	885,504
(1-year CMT + 3.75%), 7.95%, 11/15/33(c)	500	559,360
(3-mo. SOFR US + 1.47%), 3.57%, 11/07/28(c)	700	690,389
M&T Bank Corp.(c)
(1-day SOFR + 0.93%), 4.83%, 01/16/29	145	145,085
(1-day SOFR + 1.40%), 5.18%, 07/08/31	486	486,502
(1-day SOFR + 1.61%), 5.39%, 01/16/36	1,120	1,096,742
(1-day SOFR + 1.85%), 5.05%, 01/27/34	200	194,962
(1-day SOFR Index + 1.78%), 4.55%, 08/16/28	450	449,199
(5-year CMT + 1.38%), 5.30%, 04/18/36	175	171,711
(5-year CMT + 1.43%), 5.40%, 07/30/35	150	148,612
Manufacturers & Traders Trust Co.
4.70%, 01/27/28	650	650,483
Series BKNT, 3.40%, 08/17/27	250	247,176
Series BKNT, (1-day SOFR + 0.94%), 4.55%, 04/18/30(c)	250	247,281
Mitsubishi UFJ Financial Group, Inc.
3.96%, 03/02/28	729	721,990
4.05%, 09/11/28	640	632,111
3.74%, 03/07/29	609	594,863
3.20%, 07/18/29	500	477,184
2.56%, 02/25/30	360	331,434
2.05%, 07/17/30	510	456,280
(1-year CMT + 0.67%), 4.98%, 07/24/30(c)	400	400,212
(1-year CMT + 0.78%), 4.59%, 04/18/30(c)	200	198,279
(1-year CMT + 0.78%), 5.20%, 01/16/31(c)	200	200,936
(1-year CMT + 0.80%), 4.53%, 09/12/31(c)	400	391,093
(1-year CMT + 0.80%), 4.51%, 01/14/32(c)	600	584,296
(1-year CMT + 0.82%), 5.26%, 04/17/30(c)	550	554,409
(1-year CMT + 0.82%), 5.19%, 07/23/32(c)	400	399,423
(1-year CMT + 0.90%), 5.06%, 01/14/37(c)	600	575,416
Security	Par (000)	Value
Banks (continued)
Mitsubishi UFJ Financial Group, Inc. (continued)
(1-year CMT + 0.92%), 4.85%, 04/21/32(c)	$200	$ 197,051
(1-year CMT + 0.93%), 5.19%, 09/12/36(c)	1,000	972,613
(1-year CMT + 0.95%), 2.31%, 07/20/32(c)	710	620,066
(1-year CMT + 0.95%), 5.57%, 01/16/36(c)	800	800,846
(1-year CMT + 0.95%), 5.57%, 07/24/37(c)	400	398,111
(1-year CMT + 0.97%), 2.49%, 10/13/32(c)	600	525,766
(1-year CMT + 1.00%), 5.43%, 04/17/35(c)	800	795,933
(1-year CMT + 1.02%), 5.33%, 04/21/37(c)	800	781,458
(1-year CMT + 1.10%), 2.85%, 01/19/33(c)	200	177,349
(1-year CMT + 1.17%), 5.16%, 04/24/31(c)	480	480,796
(1-year CMT + 1.27%), 5.62%, 04/24/36(c)	1,000	1,003,281
(1-year CMT + 1.38%), 5.42%, 02/22/29(c)	630	635,961
(1-year CMT + 1.53%), 5.48%, 02/22/31(c)	440	445,595
(1-year CMT + 1.55%), 4.32%, 04/19/33(a)(c)	400	381,217
(1-year CMT + 1.63%), 5.44%, 02/22/34(c)	255	255,996
(1-year CMT + 1.70%), 5.24%, 04/19/29(c)	335	337,532
(1-year CMT + 1.90%), 5.35%, 09/13/28(c)	955	961,993
(1-year CMT + 1.97%), 5.41%, 04/19/34(c)	200	200,708
(1-year CMT + 2.13%), 5.13%, 07/20/33(c)	400	397,340
(1-year CMT + 2.13%), 5.47%, 09/13/33(c)	450	454,076
Mizuho Financial Group, Inc.
3.17%, 09/11/27	678	668,334
4.02%, 03/05/28	800	792,837
2.56%, 09/13/31	610	534,295
(1-year CMT + 0.68%), 4.78%, 07/13/30(c)	400	397,627
(1-year CMT + 0.70%), 4.44%, 05/12/32(c)	400	387,106
(1-year CMT + 0.82%), 5.10%, 05/13/31(c)	450	449,845
(1-year CMT + 0.83%), 4.97%, 07/13/32(a)(c)	400	395,246
(1-year CMT + 0.85%), 5.05%, 05/12/37(c)	400	382,674
(1-year CMT + 0.87%), 2.17%, 05/22/32(c)	400	348,708
(1-year CMT + 0.90%), 2.26%, 07/09/32(a)(c)	400	348,752
(1-year CMT + 0.92%), 4.71%, 07/08/31(c)	610	601,223
(1-year CMT + 0.97%), 5.34%, 07/13/37(c)	400	389,331
(1-year CMT + 0.98%), 5.42%, 05/13/36(c)	400	395,678
(1-year CMT + 1.07%), 5.32%, 07/08/36(c)	600	589,738
(1-year CMT + 1.08%), 5.38%, 07/10/30(c)	600	606,811
(1-year CMT + 1.12%), 5.38%, 05/26/30(c)	240	242,651
(1-year CMT + 1.25%), 3.26%, 05/22/30(c)	200	191,440
(1-year CMT + 1.30%), 5.58%, 05/26/35(c)	400	401,755
(1-year CMT + 1.30%), 5.59%, 07/10/35(c)	550	552,569
(1-year CMT + 1.50%), 5.67%, 05/27/29(c)	600	609,526
(1-year CMT + 1.65%), 5.78%, 07/06/29(c)	600	611,184
(1-year CMT + 1.65%), 5.74%, 05/27/31(c)	300	306,458
(1-year CMT + 1.80%), 5.75%, 05/27/34(c)	600	611,783
(1-year CMT + 1.90%), 5.75%, 07/06/34(c)	600	610,786
(1-year CMT + 2.05%), 5.41%, 09/13/28(c)	600	605,200
(1-year CMT + 2.40%), 5.67%, 09/13/33(c)	500	509,838
(3-mo. CME Term SOFR + 1.33%), 2.59%, 05/25/31(c)	300	274,028
(3-mo. CME Term SOFR + 1.53%), 4.25%, 09/11/29(c)	600	593,616
(3-mo. CME Term SOFR + 1.53%), 1.98%, 09/08/31(c)	250	220,993
(3-mo. CME Term SOFR + 1.57%), 2.87%, 09/13/30(c)	220	206,605
(3-mo. CME Term SOFR + 1.77%), 2.20%, 07/10/31(c)	678	607,528
Morgan Stanley
3.59%, 07/22/28(c)	1,516	1,499,766
7.25%, 04/01/32	400	444,470
(1-day SOFR + 0.80%), 4.24%, 01/09/30(a)(c)	1,060	1,042,297
(1-day SOFR + 0.95%), 4.49%, 01/16/32(c)	1,820	1,766,753
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Morgan Stanley (continued)
(1-day SOFR + 1.02%), 1.93%, 04/28/32(c)	$1,422	$ 1,225,666
(1-day SOFR + 1.03%), 1.79%, 02/13/32(c)	1,492	1,286,784
(1-day SOFR + 1.10%), 4.65%, 10/18/30(c)	1,975	1,953,348
(1-day SOFR + 1.11%), 5.23%, 01/15/31(c)	1,270	1,276,192
(1-day SOFR + 1.14%), 2.70%, 01/22/31(c)	1,659	1,532,635
(1-day SOFR + 1.18%), 2.24%, 07/21/32(c)	1,913	1,662,122
(1-day SOFR + 1.18%), 5.07%, 01/30/37(c)	1,525	1,457,417
(1-day SOFR + 1.20%), 4.71%, 03/12/32(c)	1,825	1,784,132
(1-day SOFR + 1.20%), 2.51%, 10/20/32(c)	1,496	1,308,263
(1-day SOFR + 1.22%), 5.04%, 07/19/30(c)	1,530	1,533,456
(1-day SOFR + 1.26%), 5.66%, 04/18/30(c)	1,265	1,286,451
(1-day SOFR + 1.29%), 2.94%, 01/21/33(c)	1,212	1,077,467
(1-day SOFR + 1.36%), 2.48%, 09/16/36(c)	1,767	1,515,868
(1-day SOFR + 1.38%), 4.99%, 04/12/29(c)	815	817,684
(1-day SOFR + 1.42%), 5.59%, 01/18/36(c)	1,815	1,814,574
(1-day SOFR + 1.45%), 5.17%, 01/16/30(c)	1,425	1,432,088
(1-day SOFR + 1.51%), 5.19%, 04/17/31(c)	1,650	1,654,848
(1-day SOFR + 1.56%), 5.32%, 07/19/35(c)	1,741	1,716,667
(1-day SOFR + 1.58%), 5.83%, 04/19/35(c)	1,531	1,559,513
(1-day SOFR + 1.59%), 5.16%, 04/20/29(c)	1,710	1,719,016
(1-day SOFR + 1.63%), 5.45%, 07/20/29(c)	1,280	1,293,927
(1-day SOFR + 1.73%), 5.12%, 02/01/29(c)	1,245	1,250,571
(1-day SOFR + 1.73%), 5.47%, 01/18/35(c)	1,488	1,484,084
(1-day SOFR + 1.76%), 5.66%, 04/17/36(c)	1,545	1,550,789
(1-day SOFR + 1.83%), 6.41%, 11/01/29(c)	1,130	1,166,236
(1-day SOFR + 1.87%), 5.25%, 04/21/34(c)	1,740	1,722,516
(1-day SOFR + 1.88%), 5.42%, 07/21/34(c)	1,250	1,247,947
(1-day SOFR + 2.05%), 6.63%, 11/01/34(c)	1,128	1,203,580
(1-day SOFR + 2.08%), 4.89%, 07/20/33(c)	1,115	1,093,224
(1-day SOFR + 2.24%), 6.30%, 10/18/28(c)	1,619	1,648,850
(1-day SOFR + 2.56%), 6.34%, 10/18/33(c)	1,631	1,715,127
(1-day SOFR + 2.62%), 5.30%, 04/20/37(c)	1,128	1,108,392
(1-day SOFR + 3.12%), 3.62%, 04/01/31(c)	1,836	1,747,195
(1-day SOFR Index + 0.85%), 4.87%, 07/12/29(c)	810	809,972
(1-day SOFR Index + 0.96%), 4.56%, 04/10/30(c)	1,150	1,137,869
(1-day SOFR Index + 1.16%), 5.17%, 07/14/32(c)	1,125	1,120,826
(1-day SOFR Index + 1.18%), 4.81%, 04/16/32(c)	1,095	1,074,284
(1-day SOFR Index + 1.41%), 5.30%, 04/10/37(c)	2,660	2,583,265
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29(c)	1,845	1,819,514
(3-mo. CME Term SOFR + 1.89%), 4.43%, 01/23/30(c)	1,817	1,797,058
(5-year CMT + 1.17%), 5.31%, 01/18/41(c)	900	852,541
(5-year CMT + 1.80%), 5.94%, 02/07/39(c)	900	905,565
(5-year CMT + 2.43%), 5.95%, 01/19/38(c)	960	972,228
Series .., (1-day SOFR Index + 1.43%), 5.61%, 07/17/37(c)	520	516,998
Series I, (1-day SOFR + 0.91%), 4.13%, 10/18/29(c)	1,055	1,038,352
Series I, (1-day SOFR + 1.07%), 4.36%, 10/22/31(c)	1,185	1,148,135
Series I, (1-day SOFR + 1.31%), 4.89%, 10/22/36(c)	1,980	1,876,083
Morgan Stanley Bank N.A., Series BKNT, Class BN, (1-day SOFR + 0.91%), 5.02%, 01/12/29(c)	1,050	1,055,037
Morgan Stanley Bank NA, Series BKNT, (1-day SOFR Index + 0.97%), 4.79%, 05/10/30(c)	585	582,693
Morgan Stanley Private Bank N.A.(c)
(1-day SOFR + 1.08%), 4.73%, 07/18/31	1,620	1,599,312
Class BN, (1-day SOFR + 0.78%), 4.20%, 11/17/28	640	636,139
Security	Par (000)	Value
Banks (continued)
Morgan Stanley Private Bank N.A.(c) (continued)
Class BN, (1-day SOFR + 1.02%), 4.47%, 11/19/31	$1,600	$ 1,557,444
Series BKNT, Class BN, (1-day SOFR + 0.76%), 4.21%, 02/08/30	1,250	1,229,270
National Australia Bank Ltd.
4.50%, 10/26/27	775	775,658
4.94%, 01/12/28	700	704,893
4.31%, 06/13/28(a)	470	468,361
4.90%, 06/13/28(a)	400	402,930
3.85%, 12/13/28	250	246,065
4.79%, 01/10/29	750	754,582
4.90%, 01/14/30(a)	500	503,760
4.53%, 06/13/30	450	447,232
4.15%, 01/13/31(a)	250	244,490
Series B, 4.43%, 06/04/29	500	497,594
National Bank of Canada
5.60%, 12/18/28	750	765,356
4.50%, 10/10/29	750	742,220
(1-day SOFR + 1.01%), 4.93%, 06/04/32(c)	340	335,299
(1-day SOFR Index + 0.76%), 4.17%, 01/20/29(c)	250	248,085
NatWest Group PLC(c)
(1-year CMT + 0.80%), 4.98%, 06/18/32	300	296,731
(1-year CMT + 1.05%), 5.12%, 05/23/31	600	599,545
(1-year CMT + 1.22%), 4.96%, 08/15/30	600	599,679
(1-year CMT + 1.50%), 5.78%, 03/01/35	1,000	1,016,962
(1-year CMT + 1.95%), 5.81%, 09/13/29	600	611,554
(1-year CMT + 2.10%), 6.02%, 03/02/34	700	722,992
(1-year CMT + 2.27%), 5.52%, 09/30/28	425	429,250
(3-mo. SOFR US + 2.01%), 4.89%, 05/18/29	528	529,216
(3-mo. SOFR US + 2.13%), 4.45%, 05/08/30	678	668,659
(3-mo. SOFR US + 2.17%), 5.08%, 01/27/30	778	780,357
(5-year CMT + 2.20%), 6.48%, 06/01/34	400	411,722
(5-year CMT + 2.35%), 3.03%, 11/28/35	400	364,124
Northern Trust Corp.
3.65%, 08/03/28	313	308,417
3.15%, 05/03/29	313	301,268
1.95%, 05/01/30	300	271,134
4.15%, 11/19/30	215	209,729
6.13%, 11/02/32	610	643,976
(5-year CMT + 1.05%), 5.12%, 11/19/40(c)	390	372,952
Oesterreichische Kontrollbank AG
4.25%, 03/01/28	900	898,812
4.00%, 05/28/28	1,000	994,224
4.13%, 01/18/29	1,000	994,451
3.75%, 09/05/29	700	687,296
4.50%, 01/24/30	975	978,103
3.75%, 09/10/30	1,000	975,449
3.75%, 01/15/31	1,000	971,896
Old National Bancorp, (3-mo. CME Term SOFR + 2.20%), 5.77%, 02/15/36(c)	200	198,294
Pinnacle Bank/Nashville TN, Series BKNT, 5.63%, 02/15/28	500	503,349
Pinnacle Financial Partners, Inc., (1-day SOFR + 1.70%), 5.60%, 05/19/32(c)	210	208,081
PNC Bank N.A.
Series BKNT, 3.10%, 10/25/27	500	492,124
Series BKNT, 3.25%, 01/22/28	250	245,710
Series BKNT, 4.05%, 07/26/28	900	888,475
Series BKNT, 2.70%, 10/22/29	500	466,513
PNC Financial Services Group, Inc.
3.45%, 04/23/29	723	700,203

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
PNC Financial Services Group, Inc. (continued)
2.55%, 01/22/30	$681	$ 629,939
(1-day SOFR + 0.68%), 4.62%, 10/26/29(c)	430	428,513
(1-day SOFR + 0.98%), 2.31%, 04/23/32(c)	379	334,710
(1-day SOFR + 1.07%), 5.22%, 01/29/31(c)	160	161,205
(1-day SOFR + 1.20%), 5.49%, 05/14/30(c)	976	990,986
(1-day SOFR + 1.26%), 4.81%, 10/21/32(c)	930	914,909
(1-day SOFR + 1.27%), 5.46%, 07/21/37(c)	460	455,170
(1-day SOFR + 1.33%), 4.90%, 05/13/31(c)	325	323,837
(1-day SOFR + 1.39%), 5.58%, 01/29/36(c)	1,100	1,104,506
(1-day SOFR + 1.42%), 5.37%, 07/21/36(c)	825	814,746
(1-day SOFR + 1.60%), 5.40%, 07/23/35(c)	1,070	1,063,335
(1-day SOFR + 1.62%), 5.35%, 12/02/28(c)	275	277,419
(1-day SOFR + 1.84%), 5.58%, 06/12/29(c)	1,158	1,175,059
(1-day SOFR + 1.90%), 5.68%, 01/22/35(c)	762	770,596
(1-day SOFR + 1.93%), 5.07%, 01/24/34(c)	1,175	1,156,831
(1-day SOFR + 2.28%), 6.88%, 10/20/34(c)	1,199	1,300,210
(1-day SOFR Index + 1.85%), 4.63%, 06/06/33(c)	450	430,924
(1-day SOFR Index + 2.14%), 6.04%, 10/28/33(c)	298	309,162
(5-year CMT + 1.17%), 5.42%, 01/25/41(c)	320	306,212
Series ., (1-day SOFR + 0.80%), 4.83%, 07/19/30(a)(c)	460	459,103
Regions Bank, (1-day SOFR + 0.81%), 4.76%, 07/27/29(c)	500	498,948
Regions Financial Corp.
1.80%, 08/12/28	363	342,711
(1-day SOFR + 1.49%), 5.72%, 06/06/30(c)	325	331,457
(1-day SOFR + 2.06%), 5.50%, 09/06/35(a)(c)	600	593,105
Royal Bank of Canada
4.24%, 08/03/27	750	749,481
6.00%, 11/01/27	800	814,988
4.90%, 01/12/28	300	301,822
5.20%, 08/01/28	430	435,212
4.95%, 02/01/29	283	285,192
2.30%, 11/03/31	550	484,473
3.88%, 05/04/32	550	519,011
5.00%, 02/01/33	410	406,551
5.00%, 05/02/33	62	61,471
5.15%, 02/01/34(a)	441	441,848
(1-day SOFR + 0.61%), 4.65%, 07/10/29(c)	605	604,993
(1-day SOFR + 0.83%), 4.97%, 01/24/29(c)	700	703,276
(1-day SOFR + 0.84%), 4.40%, 04/17/30(c)	750	740,366
(1-day SOFR + 0.89%), 4.50%, 08/06/29(c)	575	572,246
(1-day SOFR + 0.98%), 4.31%, 11/03/31(c)	375	364,615
(1-day SOFR + 1.01%), 4.61%, 05/03/32(c)	400	391,575
(1-day SOFR + 1.03%), 5.15%, 02/04/31(c)	800	803,325
(1-day SOFR + 1.06%), 4.70%, 08/06/31(c)	275	271,406
(1-day SOFR + 1.10%), 4.97%, 08/02/30(c)	450	451,087
(1-day SOFR Index + 0.86%), 4.52%, 10/18/28(c)	350	349,511
(1-day SOFR Index + 0.95%), 4.95%, 08/05/32(c)	605	600,132
(1-day SOFR Index + 1.08%), 4.65%, 10/18/30(c)	1,058	1,049,073
(1-day SOFR Index + 1.13%), 4.97%, 05/02/31(c)	725	724,222
Santander Holdings USA, Inc.(c)
(1-day SOFR + 1.10%), 5.04%, 06/05/30	275	273,683
(1-day SOFR + 1.28%), 5.22%, 06/05/32	275	271,472
(1-day SOFR + 1.60%), 5.70%, 06/05/37	275	268,059
(1-day SOFR + 1.61%), 5.47%, 03/20/29	500	503,995
(1-day SOFR + 1.88%), 5.74%, 03/20/31	250	253,426
(1-day SOFR + 1.94%), 5.35%, 09/06/30	588	591,075
(1-day SOFR + 2.14%), 6.34%, 05/31/35(a)	510	528,295
(1-day SOFR + 2.36%), 6.50%, 03/09/29	396	405,121
(1-day SOFR + 2.50%), 6.17%, 01/09/30	361	369,349
(1-day SOFR + 2.70%), 6.57%, 06/12/29	238	244,580
Security	Par (000)	Value
Banks (continued)
Santander Holdings USA, Inc.(c) (continued)
(1-day SOFR + 3.28%), 7.66%, 11/09/31(a)	$150	$ 162,697
Santander U.K. Group Holdings PLC(c)
(1-day SOFR + 1.48%), 2.90%, 03/15/32	450	406,033
(1-day SOFR + 2.60%), 6.53%, 01/10/29	600	613,590
(1-day SOFR Index + 1.07%), 4.32%, 09/22/29	750	740,630
(1-day SOFR Index + 1.52%), 5.69%, 04/15/31	550	558,013
(1-day SOFR Index + 1.55%), 4.86%, 09/11/30	400	397,195
(1-day SOFR Index + 1.58%), 5.14%, 09/22/36	550	524,418
(3-mo. SOFR US + 1.66%), 3.82%, 11/03/28	600	592,746
Simmons First National Corp., (3-mo. CME Term SOFR + 3.02%), 6.25%, 10/01/35(c)	100	100,272
Southstate Bank Corp., (3-mo. CME Term SOFR + 3.19%), 7.00%, 06/13/35(c)	200	207,274
Standard Chartered Bank, 4.85%, 12/03/27	250	251,240
State Street Bank & Trust Co.
4.70%, 07/23/29	250	250,874
4.78%, 11/23/29	250	250,869
State Street Corp.
4.33%, 10/22/27	841	840,326
4.54%, 02/28/28	834	835,612
2.40%, 01/24/30	489	454,169
4.73%, 02/28/30	350	349,764
4.83%, 04/24/30	350	350,562
2.20%, 03/03/31	450	397,859
(1-day SOFR + 0.91%), 4.56%, 04/23/32(c)	275	269,443
(1-day SOFR + 1.00%), 2.62%, 02/07/33(c)	441	389,391
(1-day SOFR + 1.05%), 4.68%, 10/22/32(c)	525	516,236
(1-day SOFR + 1.22%), 5.15%, 02/28/36(c)	500	491,214
(1-day SOFR + 1.22%), 4.78%, 10/23/36(c)	625	594,412
(1-day SOFR + 1.48%), 5.68%, 11/21/29(c)	500	510,762
(1-day SOFR + 1.49%), 3.03%, 11/01/34(c)	80	74,735
(1-day SOFR + 1.57%), 4.82%, 01/26/34(c)	400	391,372
(1-day SOFR + 1.61%), 4.42%, 05/13/33(c)	200	193,473
(1-day SOFR + 1.72%), 5.82%, 11/04/28(a)(c)	115	116,746
(1-day SOFR + 1.73%), 4.16%, 08/04/33(c)	350	332,209
(1-day SOFR + 1.89%), 5.16%, 05/18/34(a)(c)	550	547,221
(1-day SOFR + 1.96%), 6.12%, 11/21/34(c)	350	363,696
(3-mo. CME Term SOFR + 1.29%), 4.14%, 12/03/29(c)	250	246,955
Sumitomo Mitsui Financial Group, Inc.
3.35%, 10/18/27	413	407,142
5.52%, 01/13/28	1,100	1,114,087
3.54%, 01/17/28	309	304,445
5.80%, 07/13/28(a)	500	510,407
3.94%, 07/19/28	514	507,414
5.72%, 09/14/28	400	407,645
1.90%, 09/17/28	1,582	1,492,935
4.31%, 10/16/28(a)	432	428,360
2.47%, 01/14/29	400	378,943
4.11%, 01/15/29	490	482,166
5.32%, 07/09/29(a)	200	202,356
3.04%, 07/16/29	1,240	1,178,141
2.72%, 09/27/29	478	447,490
5.71%, 01/13/30	300	306,529
2.75%, 01/15/30	550	510,563
5.24%, 04/15/30(a)	200	201,467
2.13%, 07/08/30	560	502,085
5.85%, 07/13/30	500	514,233
2.14%, 09/23/30(a)	470	418,374
1.71%, 01/12/31	235	203,712
5.42%, 07/09/31	200	202,308
2.22%, 09/17/31	600	521,257
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Sumitomo Mitsui Financial Group, Inc. (continued)
5.45%, 01/15/32	$200	$ 202,235
5.77%, 01/13/33	1,050	1,074,996
5.78%, 07/13/33	500	511,228
5.81%, 09/14/33	600	615,303
5.56%, 07/09/34	1,000	1,006,270
5.63%, 01/15/35	600	606,023
(1-day SOFR + 1.02%), 4.49%, 01/15/32(c)	400	389,053
(1-day SOFR + 1.05%), 4.93%, 07/07/32(c)	200	197,719
(1-day SOFR + 1.19%), 4.66%, 07/08/31(c)	450	442,509
(1-day SOFR + 1.22%), 5.14%, 07/07/34(c)	200	196,536
(1-day SOFR + 1.22%), 5.05%, 01/15/37(c)	755	724,394
(1-day SOFR + 1.29%), 5.30%, 07/07/37(a)(c)	200	194,738
(1-day SOFR + 1.38%), 4.95%, 07/08/33(c)	300	294,486
(1-day SOFR + 1.50%), 5.25%, 07/08/36(c)	500	489,844
(5-year CMT + 1.30%), 5.33%, 03/03/41(c)	300	286,063
Synchrony Bank, 5.63%, 08/23/27	500	504,726
Synovus Financial Corp., (1-day SOFR + 2.35%), 6.17%, 11/01/30(c)	334	339,582
Texas Capital Bancshares, Inc., (1-day SOFR + 1.94%), 5.30%, 02/27/32(c)	200	195,889
Toronto-Dominion Bank
4.69%, 09/15/27	674	675,130
5.16%, 01/10/28	1,350	1,360,086
3.91%, 01/13/28	150	148,521
4.86%, 01/31/28(a)	998	1,001,699
4.57%, 06/02/28	650	649,096
5.52%, 07/17/28	597	606,581
4.11%, 10/13/28	425	419,871
4.99%, 04/05/29	605	608,816
4.78%, 12/17/29(a)	400	400,412
4.81%, 06/03/30	500	498,790
4.41%, 01/13/31	150	146,967
2.00%, 09/10/31(a)	595	520,525
2.45%, 01/12/32	263	231,050
5.30%, 01/30/32	250	252,653
3.20%, 03/10/32	215	195,638
4.46%, 06/08/32	282	273,413
4.87%, 04/22/33	350	341,978
4.93%, 10/15/35	925	887,512
(5-year CMT + 1.50%), 5.15%, 09/10/34(c)	500	499,264
Series F, 4.85%, 07/27/29	405	405,292
Truist Bank
Series BKNT, 2.25%, 03/11/30	761	689,551
Series BKNT, Class BN, (1-day SOFR + 0.91%), 4.14%, 10/23/29(c)	550	541,744
Series I, Class BN, (1-day SOFR + 0.66%), 4.14%, 01/27/29(c)	795	787,990
Truist Financial Corp.
1.13%, 08/03/27	435	421,532
3.88%, 03/19/29	180	175,710
1.95%, 06/05/30	385	345,197
(1-day SOFR + 0.97%), 4.60%, 01/27/32(c)	760	741,774
(1-day SOFR + 1.31%), 5.07%, 05/20/31(c)	650	649,904
(1-day SOFR + 1.40%), 4.96%, 10/23/36(c)	675	642,426
(1-day SOFR + 1.44%), 4.87%, 01/26/29(c)	704	705,202
(1-day SOFR + 1.57%), 5.15%, 08/05/32(c)	475	472,888
(1-day SOFR + 1.62%), 5.44%, 01/24/30(c)	749	757,577
(1-day SOFR + 1.85%), 5.12%, 01/26/34(c)	749	736,148
(1-day SOFR + 1.92%), 5.71%, 01/24/35(c)	1,098	1,109,657
(1-day SOFR + 2.24%), 4.92%, 07/28/33(c)	502	486,052
(1-day SOFR + 2.30%), 6.12%, 10/28/33(c)	350	364,157
Security	Par (000)	Value
Banks (continued)
Truist Financial Corp. (continued)
(1-day SOFR + 2.36%), 5.87%, 06/08/34(c)	$915	$ 934,561
(1-day SOFR + 2.45%), 7.16%, 10/30/29(c)	185	193,767
Series I, (1-day SOFR + 0.88%), 4.96%, 07/23/30(c)	300	299,474
Series I, (1-day SOFR + 1.09%), 4.68%, 04/23/32(c)	450	439,544
Series I, (1-day SOFR + 1.41%), 5.28%, 04/23/37(c)	600	581,505
U.S. Bancorp
3.90%, 04/26/28	965	955,355
3.00%, 07/30/29	484	460,149
1.38%, 07/22/30	669	585,062
(1-day SOFR + 0.78%), 4.86%, 07/27/30(c)	525	523,924
(1-day SOFR + 0.87%), 4.48%, 01/26/32(c)	525	511,548
(1-day SOFR + 1.02%), 2.68%, 01/27/33(c)	413	363,977
(1-day SOFR + 1.06%), 5.05%, 02/12/31(c)	505	505,226
(1-day SOFR + 1.10%), 5.03%, 01/26/37(c)	525	505,282
(1-day SOFR + 1.23%), 4.65%, 02/01/29(c)	747	746,577
(1-day SOFR + 1.25%), 5.10%, 07/23/30(c)	610	614,324
(1-day SOFR + 1.25%), 5.47%, 07/27/37(c)	525	519,686
(1-day SOFR + 1.30%), 5.08%, 05/15/31(c)	750	751,181
(1-day SOFR + 1.41%), 5.42%, 02/12/36(a)(c)	840	838,369
(1-day SOFR + 1.56%), 5.38%, 01/23/30(c)	668	676,354
(1-day SOFR + 1.60%), 4.84%, 02/01/34(c)	950	921,024
(1-day SOFR + 1.86%), 5.68%, 01/23/35(c)	1,224	1,241,085
(1-day SOFR + 2.02%), 5.78%, 06/12/29(c)	895	911,441
(1-day SOFR + 2.09%), 5.85%, 10/21/33(c)	912	939,552
(1-day SOFR + 2.11%), 4.97%, 07/22/33(c)	875	854,907
(1-day SOFR + 2.26%), 5.84%, 06/12/34(c)	933	955,981
(5-year CMT + 0.95%), 2.49%, 11/03/36(c)	1,007	869,026
(5-year CMT + 1.25%), 5.72%, 05/20/41(c)	300	292,706
UBS AG
5.65%, 09/11/28	200	204,269
(1-day SOFR + 0.74%), 4.68%, 11/29/30(c)	455	451,710
(1-day SOFR + 0.81%), 4.30%, 03/16/29(c)	450	447,450
(1-day SOFR + 1.11%), 4.63%, 02/16/32(a)(c)	750	737,078
Wachovia Corp., 5.50%, 08/01/35	250	247,624
Webster Financial Corp., 4.10%, 03/25/29	200	194,884
Wells Fargo & Co.
4.15%, 01/24/29	974	961,654
(1-day SOFR + 0.72%), 4.58%, 05/20/29(c)	1,250	1,245,495
(1-day SOFR + 0.74%), 4.18%, 01/23/30(c)	1,170	1,151,069
(1-day SOFR + 0.88%), 4.08%, 09/15/29(c)	1,625	1,600,644
(1-day SOFR + 0.97%), 4.84%, 05/20/32(c)	1,250	1,233,276
(1-day SOFR + 1.10%), 4.96%, 01/23/37(c)	1,550	1,479,913
(1-day SOFR + 1.11%), 5.24%, 01/24/31(c)	1,941	1,954,456
(1-day SOFR + 1.34%), 4.89%, 09/15/36(c)	975	933,170
(1-day SOFR + 1.37%), 4.97%, 04/23/29(c)	1,100	1,104,174
(1-day SOFR + 1.38%), 5.21%, 12/03/35(c)	1,650	1,618,890
(1-day SOFR + 1.50%), 5.20%, 01/23/30(c)	1,220	1,229,585
(1-day SOFR + 1.50%), 5.15%, 04/23/31(c)	1,975	1,983,527
(1-day SOFR + 1.50%), 3.35%, 03/02/33(c)	2,463	2,239,768
(1-day SOFR + 1.74%), 5.57%, 07/25/29(c)	2,244	2,277,874
(1-day SOFR + 1.74%), 5.61%, 04/23/36(c)	1,795	1,806,091
(1-day SOFR + 1.78%), 5.50%, 01/23/35(c)	1,615	1,618,130
(1-day SOFR + 1.79%), 6.30%, 10/23/29(c)	621	640,058
(1-day SOFR + 1.99%), 5.56%, 07/25/34(c)	2,206	2,224,296
(1-day SOFR + 2.02%), 5.39%, 04/24/34(c)	2,335	2,336,107
(1-day SOFR + 2.06%), 6.49%, 10/23/34(c)	1,816	1,929,103
(1-day SOFR + 2.10%), 4.90%, 07/25/33(c)	2,243	2,203,027

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Wells Fargo & Co. (continued)
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31(c)	$1,493	$ 1,375,055
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30(c)	2,159	2,026,175
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31(c)	1,209	1,187,973
Westpac Banking Corp.
4.04%, 08/26/27	600	597,863
5.46%, 11/18/27	854	865,434
3.40%, 01/25/28(a)	635	626,005
4.15%, 05/11/28	450	447,817
5.54%, 11/17/28	620	633,837
1.95%, 11/20/28	579	547,105
5.05%, 04/16/29	450	455,302
2.65%, 01/16/30	221	206,908
4.35%, 07/01/30(a)	250	247,069
2.15%, 06/03/31	186	165,052
4.45%, 06/12/31	500	491,868
6.82%, 11/17/33	428	458,619
(1-year CMT + 1.20%), 5.62%, 11/20/35(c)	700	692,257
(1-year CMT + 2.68%), 5.41%, 08/10/33(c)	500	499,239
(5-year CMT + 1.53%), 3.02%, 11/18/36(c)	770	681,236
(5-year CMT + 1.75%), 2.67%, 11/15/35(c)	807	721,882
(5-year CMT + 2.00%), 4.11%, 07/24/34(c)	590	573,120
Wintrust Financial Corp., 4.85%, 06/06/29	150	149,020
Zions Bancorp N.A.
3.25%, 10/29/29	261	245,079
(1-day SOFR + 1.06%), 4.48%, 02/09/29(c)	250	247,914
(1-day SOFR + 1.16%), 4.70%, 08/18/28(c)	250	249,102
(1-day SOFR + 2.83%), 6.82%, 11/19/35(c)	250	258,430
Zions Bancorp NA, (1-day SOFR + 1.08%), 5.24%, 10/01/29(c)	250	250,100
		757,352,539
Beverages — 1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/36	3,300	3,139,556
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29	767	768,835
3.50%, 06/01/30	611	584,633
5.00%, 06/15/34	863	855,506
5.88%, 06/15/35	200	209,593
Brown-Forman Corp., 4.75%, 04/15/33(a)	400	390,206
Coca-Cola Co.
1.50%, 03/05/28	429	410,535
1.00%, 03/15/28	676	641,027
2.13%, 09/06/29	529	493,410
3.45%, 03/25/30	595	573,321
1.65%, 06/01/30	726	651,277
2.00%, 03/05/31	312	278,004
1.38%, 03/15/31	362	313,618
2.25%, 01/05/32	883	781,960
5.00%, 05/13/34	466	469,526
4.65%, 08/14/34(a)	287	282,799
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29	250	253,331
5.45%, 06/01/34	300	302,794
Coca-Cola Femsa SAB de C.V.
2.75%, 01/22/30	705	655,220
1.85%, 09/01/32	332	274,119
Security	Par (000)	Value
Beverages (continued)
Coca-Cola Femsa SAB de C.V. (continued)
5.10%, 05/06/35	$350	$ 342,016
Constellation Brands, Inc.
3.60%, 02/15/28	450	442,961
4.65%, 11/15/28	250	249,468
4.80%, 01/15/29	175	175,027
3.15%, 08/01/29	679	646,621
4.80%, 05/01/30	175	173,864
4.85%, 05/06/31	150	148,479
2.25%, 08/01/31	352	307,938
4.75%, 05/09/32	280	274,037
4.90%, 05/01/33	290	282,518
4.95%, 11/01/35(a)	350	334,065
Diageo Capital PLC
5.30%, 10/24/27	500	504,945
3.88%, 05/18/28	478	472,603
2.38%, 10/24/29	566	525,982
2.00%, 04/29/30	678	612,203
5.50%, 01/24/33	500	506,800
5.63%, 10/05/33	600	614,117
Diageo Investment Corp.
5.13%, 08/15/30	400	402,874
5.63%, 04/15/35	500	507,802
Keurig Dr. Pepper, Inc.
4.35%, 05/15/28	250	248,213
4.60%, 05/25/28	702	700,770
5.05%, 03/15/29	393	394,321
3.95%, 04/15/29	82	80,063
3.20%, 05/01/30	413	386,424
4.60%, 05/15/30	200	196,589
4.05%, 04/15/32	465	437,257
5.30%, 03/15/34(a)	275	271,465
5.15%, 05/15/35(a)	450	437,267
Series 10, 5.20%, 03/15/31	225	225,335
Maple Parent Holdings Corp.(b)
4.75%, 03/26/29	150	149,370
5.70%, 03/26/36(a)	500	496,873
Molson Coors Beverage Co.
4.90%, 07/08/31	195	192,781
5.50%, 07/08/36(a)	365	358,401
Pepsico Singapore Financing I Pte. Ltd.
4.55%, 02/16/29	225	224,980
4.70%, 02/16/34	325	316,895
PepsiCo, Inc.
3.00%, 10/15/27	963	948,395
4.45%, 02/07/28	300	300,275
3.60%, 02/18/28	445	439,929
4.45%, 05/15/28	456	456,354
4.10%, 01/15/29	225	222,987
7.00%, 03/01/29	150	159,164
4.50%, 07/17/29	375	374,827
2.63%, 07/29/29	579	548,647
4.60%, 02/07/30	500	500,224
2.75%, 03/19/30	875	818,792
1.63%, 05/01/30	396	354,731
4.30%, 07/23/30	385	381,729
1.40%, 02/25/31	114	98,653
1.95%, 10/21/31	666	579,981
3.90%, 07/18/32	487	466,161
4.65%, 07/23/32	225	223,547
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
PepsiCo, Inc. (continued)
4.45%, 02/15/33	$200	$ 195,654
4.80%, 07/17/34	275	271,532
5.00%, 02/07/35	654	646,068
5.00%, 07/23/35(a)	775	764,464
		33,722,708
Biotechnology — 0.6%
Amgen, Inc.
3.20%, 11/02/27	865	851,154
5.15%, 03/02/28	1,999	2,014,543
1.65%, 08/15/28	550	518,456
3.00%, 02/22/29	300	287,833
4.05%, 08/18/29	592	580,628
2.45%, 02/21/30	752	693,206
5.25%, 03/02/30	1,582	1,601,092
4.20%, 02/19/31	435	422,401
2.30%, 02/25/31	502	448,770
2.00%, 01/15/32	60	51,381
3.35%, 02/22/32	416	382,004
4.20%, 03/01/33	600	568,064
5.25%, 03/02/33(a)	1,308	1,310,715
4.85%, 02/19/36	990	948,454
Biogen, Inc.
2.25%, 05/01/30	207	187,793
5.05%, 01/15/31	120	120,631
5.75%, 05/15/35(a)	265	270,980
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32	427	394,371
Gilead Sciences, Inc.
1.20%, 10/01/27	475	457,832
4.25%, 05/20/28	390	388,283
4.40%, 05/20/29	75	74,478
1.65%, 10/01/30	171	150,742
4.60%, 05/20/31	70	69,119
5.25%, 10/15/33	515	520,194
5.10%, 06/15/35	454	449,004
4.60%, 09/01/35	550	524,720
Illumina, Inc.
5.75%, 12/13/27	200	202,719
4.75%, 12/12/30	175	172,343
2.55%, 03/23/31	395	353,554
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	670	589,154
Royalty Pharma PLC
1.75%, 09/02/27	643	623,769
2.20%, 09/02/30	1,059	949,829
4.45%, 03/25/31	450	438,814
2.15%, 09/02/31	286	248,732
5.40%, 09/02/34	300	298,187
5.20%, 09/25/35	300	292,044
		18,455,993
Broadline Retail — 0.0%
TJX Cos., Inc.
1.15%, 05/15/28	350	330,465
1.60%, 05/15/31	300	259,134
		589,599
Building Materials — 0.6%
Amrize Finance U.S. LLC
4.70%, 04/07/28	425	424,825
4.95%, 04/07/30	898	896,764
5.40%, 04/07/35	595	591,615
Carlisle Cos., Inc.
3.75%, 12/01/27	400	395,344
Security	Par (000)	Value
Building Materials (continued)
Carlisle Cos., Inc. (continued)
2.75%, 03/01/30	$599	$ 556,380
2.20%, 03/01/32	175	149,626
5.25%, 09/15/35	320	312,520
Carrier Global Corp.
2.72%, 02/15/30	1,287	1,195,367
2.70%, 02/15/31	356	323,842
5.90%, 03/15/34	326	337,147
Cemex SAB de C.V., 5.75%, 06/05/36	600	585,135
CRH America Finance, Inc.
4.40%, 02/09/31	500	488,110
5.40%, 05/21/34	500	499,616
5.50%, 01/09/35	350	349,757
5.00%, 02/09/36	300	287,768
CRH SMW Finance DAC
5.20%, 05/21/29	600	605,287
5.13%, 01/09/30	650	654,109
Eagle Materials, Inc.
2.50%, 07/01/31	153	135,436
5.00%, 03/15/36	400	376,787
Fortune Brands Innovations, Inc.
3.25%, 09/15/29	413	393,129
4.00%, 03/25/32	229	214,853
5.88%, 06/01/33(a)	186	191,221
Johnson Controls International PLC, 6.00%, 01/15/36	100	104,641
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29	300	305,219
1.75%, 09/15/30	411	362,692
2.00%, 09/16/31(a)	301	261,324
4.90%, 12/01/32	425	420,578
Lennox International, Inc., 5.50%, 09/15/28	254	257,583
Martin Marietta Materials, Inc.
3.50%, 12/15/27	300	295,367
2.50%, 03/15/30	179	164,351
2.40%, 07/15/31	561	493,735
5.15%, 12/01/34	507	496,415
Masco Corp.
1.50%, 02/15/28	300	286,069
2.00%, 10/01/30	109	96,609
2.00%, 02/15/31	263	230,500
Mohawk Industries, Inc.
5.85%, 09/18/28	250	255,083
3.63%, 05/15/30	425	404,974
Owens Corning
3.95%, 08/15/29	270	263,238
3.50%, 02/15/30	290	276,247
3.88%, 06/01/30	225	215,992
5.70%, 06/15/34(a)	222	225,144
Trane Technologies Financing Ltd.
3.80%, 03/21/29	560	547,571
5.25%, 03/03/33(a)	400	402,511
5.10%, 06/13/34	5	4,956
Trane Technologies Holdco, Inc., 3.75%, 08/21/28	300	295,600
Vulcan Materials Co.
4.95%, 12/01/29	275	276,175
3.50%, 06/01/30	250	237,207
5.35%, 12/01/34	425	423,430
		17,567,849
Building Products — 0.6%
Ferguson Enterprises, Inc.
4.35%, 03/15/31	300	292,029

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Products (continued)
Ferguson Enterprises, Inc. (continued)
5.00%, 10/03/34	$250	$ 242,771
Home Depot, Inc.
2.80%, 09/14/27	671	660,034
0.90%, 03/15/28	408	386,491
1.50%, 09/15/28	405	381,395
3.75%, 09/15/28	190	187,492
3.90%, 12/06/28	450	444,935
4.90%, 04/15/29	250	252,062
2.95%, 06/15/29	826	790,816
4.75%, 06/25/29(a)	553	555,598
2.70%, 04/15/30	701	653,146
3.95%, 09/15/30(a)	185	179,636
1.38%, 03/15/31	625	537,234
4.85%, 06/25/31	595	596,601
1.88%, 09/15/31(a)	521	452,121
3.25%, 04/15/32	484	445,369
4.50%, 09/15/32(a)	544	534,966
4.95%, 06/25/34	735	724,533
4.65%, 09/15/35	650	621,162
Lowe’s Cos., Inc.
3.95%, 10/15/27	600	596,076
1.30%, 04/15/28	899	850,907
1.70%, 09/15/28	452	425,339
6.50%, 03/15/29	260	271,516
3.65%, 04/05/29	763	741,771
4.50%, 04/15/30	779	769,910
1.70%, 10/15/30	941	825,964
4.25%, 03/15/31	450	436,449
2.63%, 04/01/31(a)	1,129	1,019,496
3.75%, 04/01/32	529	493,776
4.50%, 10/15/32	800	772,663
5.00%, 04/15/33	850	839,431
5.15%, 07/01/33	502	498,680
4.85%, 10/15/35(a)	750	716,493
		18,196,862
Capital Markets — 1.1%
Apollo Debt Solutions BDC
5.20%, 12/08/28(b)	250	246,187
6.90%, 04/13/29	600	613,488
5.88%, 08/30/30(a)	300	295,003
5.70%, 01/23/31(b)	475	462,277
6.70%, 07/29/31	640	647,250
6.55%, 03/15/32	455	456,267
Ares Capital Corp.
2.88%, 06/15/28	768	736,757
5.88%, 03/01/29	550	552,628
5.95%, 07/15/29	565	569,198
5.55%, 01/15/30	150	148,493
5.25%, 04/12/31	450	435,088
3.20%, 11/15/31(a)	563	490,223
5.80%, 03/08/32(a)	625	614,808
ARES Capital Corp.
5.50%, 09/01/30	615	604,243
5.10%, 01/15/31	375	360,557
Bain Capital Specialty Finance, Inc.
5.95%, 03/15/30(a)	250	242,605
5.95%, 03/01/31	200	191,953
Barings BDC, Inc.
5.20%, 09/15/28	200	197,115
7.00%, 02/15/29(a)	250	254,807
Security	Par (000)	Value
Capital Markets (continued)
Barings Private Credit Corp., 6.15%, 06/11/30	$250	$ 245,854
Blackstone Private Credit Fund
4.95%, 09/26/27	250	249,295
7.30%, 11/27/28	300	310,071
4.00%, 01/15/29	343	328,591
5.95%, 07/16/29(a)	575	574,504
5.60%, 11/22/29	300	294,925
5.25%, 04/01/30(a)	250	241,416
5.05%, 09/10/30	300	286,461
6.25%, 01/25/31	300	298,464
5.35%, 03/12/31(a)	450	430,379
5.95%, 05/15/31(a)	500	489,295
6.00%, 01/29/32	650	635,336
6.00%, 11/22/34(a)	450	427,287
Blackstone Secured Lending Fund
5.88%, 11/15/27	175	176,299
5.35%, 04/13/28	450	448,038
2.85%, 09/30/28	390	367,918
5.25%, 09/04/29	100	98,379
5.30%, 06/30/30	375	363,241
5.13%, 01/31/31	350	332,553
5.90%, 05/21/31	125	121,603
Blue Owl Capital Corp.
2.88%, 06/11/28	526	499,322
5.95%, 03/15/29(a)	758	755,944
6.20%, 07/15/30(a)	280	277,183
6.30%, 08/15/31	120	118,378
Blue Owl Credit Income Corp.
7.75%, 09/16/27	400	408,177
7.95%, 06/13/28	398	410,035
7.75%, 01/15/29	352	362,294
6.60%, 09/15/29	600	601,934
5.80%, 03/15/30(a)	625	606,755
6.65%, 03/15/31	470	466,796
6.55%, 10/15/31(a)(b)	240	236,865
Blue Owl Technology Finance Corp.
6.10%, 03/15/28(a)	465	465,209
6.75%, 04/04/29(a)	400	399,889
6.50%, 10/15/29	180	177,789
6.13%, 01/23/31(a)	250	240,350
Capital Southwest Corp., 5.95%, 09/18/30	250	247,668
Carlyle Secured Lending, Inc.
6.75%, 02/18/30	150	149,938
5.75%, 02/15/31(a)	250	237,007
Franklin BSP Capital Corp.(a)
7.20%, 06/15/29	200	204,150
6.00%, 10/02/30(b)	200	193,601
Goldman Sachs BDC, Inc.
5.10%, 01/28/29	250	243,795
5.65%, 09/09/30(a)	325	317,226
Goldman Sachs Private Credit Corp.
5.05%, 02/23/28(a)	150	149,096
5.88%, 05/06/28(a)	225	226,327
5.38%, 01/31/29	450	446,061
6.25%, 05/06/30(a)	475	478,246
5.88%, 01/31/31(a)	550	539,354
6.15%, 06/16/31(a)(b)	450	443,842
Golub Capital BDC, Inc.
7.05%, 12/05/28	425	435,967
6.00%, 07/15/29	502	502,437
6.25%, 06/01/31	75	73,877
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
Golub Capital Private Credit Fund
5.45%, 08/15/28	$395	$ 392,078
5.80%, 09/12/29	300	296,266
5.88%, 05/01/30	302	296,126
5.60%, 04/15/31(b)	325	310,144
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31(a)	275	279,492
5.95%, 07/15/33(b)	150	148,270
6.38%, 07/01/34	645	646,696
6.75%, 07/15/35	275	281,214
6.00%, 03/15/36(a)	200	193,323
Main Street Capital Corp.
5.40%, 08/15/28	150	149,638
6.95%, 03/01/29	375	385,277
Morgan Stanley Direct Lending Fund
6.15%, 05/17/29(a)	250	251,465
6.00%, 05/19/30	250	246,492
6.10%, 07/15/31	60	58,573
MSD Investment Corp.
6.38%, 06/12/29(b)	90	89,841
6.25%, 05/31/30	325	319,679
6.13%, 02/05/31(b)	250	242,171
New Mountain Finance Corp.(a)
6.20%, 10/15/27	200	200,520
6.88%, 02/01/29	250	249,808
North Haven Private Income Fund LLC
5.13%, 09/25/28(a)(b)	200	194,992
5.75%, 02/01/30	200	193,895
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30	200	200,054
Oaktree Specialty Lending Corp.
7.10%, 02/15/29(a)	200	202,911
6.34%, 02/27/30	245	242,494
Sixth Street Lending Partners
6.50%, 03/11/29	426	432,599
5.75%, 01/15/30	350	346,048
6.13%, 07/15/30	500	499,342
Sixth Street Specialty Lending, Inc.
6.95%, 08/14/28(a)	250	256,370
6.13%, 03/01/29	200	201,521
5.63%, 08/15/30	190	187,278
5.65%, 08/15/31	95	92,701
T Rowe Price Oha Select Private Credit Fund, 6.50%, 07/02/31(a)(b)	105	103,520
		33,945,166
Chemicals — 0.8%
Air Products and Chemicals, Inc.
4.30%, 06/11/28(a)	400	398,550
4.60%, 02/08/29(a)	450	449,710
2.05%, 05/15/30	623	564,480
4.75%, 02/08/31	386	385,762
4.90%, 10/11/32	300	299,448
4.80%, 03/03/33	300	297,558
4.85%, 02/08/34(a)	572	561,740
Albemarle Corp., 5.05%, 06/01/32(a)	123	121,578
Cabot Corp.
4.00%, 07/01/29	93	90,687
5.00%, 06/30/32	400	396,264
CF Industries, Inc.
5.15%, 03/15/34	542	530,536
Security	Par (000)	Value
Chemicals (continued)
CF Industries, Inc. (continued)
5.30%, 11/26/35(a)	$675	$ 660,203
Dow Chemical Co.
4.80%, 11/30/28	225	224,875
7.38%, 11/01/29	358	384,779
2.10%, 11/15/30	400	351,814
4.80%, 01/15/31	500	491,132
6.30%, 03/15/33(a)	212	220,870
5.15%, 02/15/34(a)	350	339,383
4.25%, 10/01/34	200	179,613
5.35%, 03/15/35(a)	325	316,539
5.65%, 03/15/36(a)	300	294,827
DuPont de Nemours, Inc., 4.73%, 11/15/28(b)	558	556,624
Eastman Chemical Co.
5.00%, 08/01/29	265	265,409
4.50%, 02/20/31	250	242,918
5.75%, 03/08/33(a)	110	111,893
5.63%, 02/20/34(a)	160	160,312
Ecolab, Inc.
3.25%, 12/01/27	329	324,134
5.25%, 01/15/28	304	307,004
4.30%, 06/15/28	354	352,696
4.60%, 06/15/29	550	548,471
4.80%, 03/24/30	413	412,698
1.30%, 01/30/31	490	419,857
4.80%, 06/15/31	550	547,380
2.13%, 02/01/32	329	284,810
5.15%, 06/15/33	550	549,168
5.00%, 09/01/35	305	298,797
5.35%, 06/15/36	550	548,584
EIDP, Inc.
2.30%, 07/15/30(a)	224	205,024
5.13%, 05/15/32	300	300,198
4.80%, 05/15/33(a)	350	339,716
International Flavors & Fragrances, Inc., 4.45%, 09/26/28	263	261,532
Linde, Inc., 1.10%, 08/10/30	283	246,271
Lubrizol Corp., 6.50%, 10/01/34	100	108,913
LYB International Finance III LLC
2.25%, 10/01/30	384	342,030
5.13%, 01/15/31	310	307,636
5.63%, 05/15/33	420	419,311
6.15%, 05/15/35(a)	250	253,772
5.88%, 01/15/36(a)	640	635,453
Mosaic Co.
4.05%, 11/15/27	419	415,657
5.38%, 11/15/28	200	202,028
4.35%, 01/15/29	315	311,335
4.60%, 11/15/30	270	264,955
5.45%, 11/15/33(a)	272	270,507
NewMarket Corp., 2.70%, 03/18/31	294	264,264
Nutrien Ltd.
4.90%, 03/27/28	460	461,487
4.20%, 04/01/29	150	147,810
2.95%, 05/13/30	279	259,955
4.85%, 05/29/31	300	297,427
5.25%, 03/12/32	400	402,083
5.40%, 06/21/34	400	400,246
4.13%, 03/15/35	34	30,737
5.35%, 05/29/36	300	293,194

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
PPG Industries, Inc.
3.75%, 03/15/28	$400	$ 394,705
2.80%, 08/15/29	129	121,755
2.55%, 06/15/30	300	275,637
4.38%, 03/15/31	300	292,256
RPM International, Inc.
4.55%, 03/01/29	290	287,858
2.95%, 01/15/32	159	141,832
Sherwin-Williams Co.
4.55%, 03/01/28	400	399,442
4.30%, 08/15/28	300	297,783
2.95%, 08/15/29	162	153,582
2.30%, 05/15/30	200	181,882
4.50%, 08/15/30	300	295,275
2.20%, 03/15/32	211	182,356
5.15%, 08/15/35	300	294,860
Westlake Corp.(a)
3.38%, 06/15/30	225	212,205
5.55%, 11/15/35	225	218,462
		24,682,534
Commercial Services & Supplies — 1.2%
Automatic Data Processing, Inc.
1.70%, 05/15/28	574	548,071
1.25%, 09/01/30	705	616,371
4.75%, 05/08/32	450	445,927
4.45%, 09/09/34	843	807,975
5.00%, 05/07/36	450	437,771
Block Financial LLC(a)
2.50%, 07/15/28	273	260,379
3.88%, 08/15/30	329	311,032
5.38%, 09/15/32	150	146,966
Cintas Corp. No. 2
4.20%, 05/01/28	275	273,289
4.00%, 05/01/32	350	334,076
Cornell University
4.84%, 06/15/34(a)	350	345,063
Series 2025, 4.17%, 06/15/30	235	230,695
Series 2025, 4.73%, 06/15/35	250	242,231
Emory University, Series 2020, 2.14%, 09/01/30(a)	250	226,138
Equifax, Inc.
5.10%, 12/15/27	300	301,749
5.10%, 06/01/28	524	526,797
5.00%, 08/15/29	50	50,067
4.80%, 09/15/29	324	322,751
3.10%, 05/15/30	354	329,798
2.35%, 09/15/31	617	537,672
5.65%, 08/15/33	70	70,222
GATX Corp.
3.50%, 03/15/28	200	196,115
4.55%, 11/07/28	200	199,026
4.70%, 04/01/29	179	178,178
4.00%, 06/30/30(a)	350	338,595
1.90%, 06/01/31	259	223,869
3.50%, 06/01/32	250	229,082
4.90%, 03/15/33	215	209,799
5.45%, 09/15/33	300	300,885
6.05%, 03/15/34	400	412,768
6.90%, 05/01/34	250	270,440
5.50%, 06/15/35	310	306,554
Global Payments, Inc.
4.95%, 08/15/27	275	275,804
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Global Payments, Inc. (continued)
4.55%, 03/15/28	$225	$ 223,503
4.45%, 06/01/28	350	346,605
4.50%, 11/15/28	975	962,178
3.20%, 08/15/29	627	591,557
5.30%, 08/15/29	520	520,647
2.90%, 05/15/30	504	460,289
4.88%, 11/15/30	885	861,957
2.90%, 11/15/31	225	196,586
5.40%, 08/15/32(a)	285	280,763
5.20%, 11/15/32	400	386,197
5.40%, 03/15/33	325	316,111
5.55%, 11/15/35	1,125	1,071,554
J Paul Getty Trust, 4.91%, 04/01/35	325	320,452
Johns Hopkins University, Series A, 4.71%, 07/01/32	125	123,824
Leland Stanford Junior University
4.68%, 03/01/35(a)	300	291,216
Series 2025, 4.15%, 08/01/30	500	492,059
Mobility Global, Inc.(b)
5.05%, 06/15/29	400	398,204
5.45%, 06/15/31	400	400,136
6.05%, 06/15/36	400	393,467
Moody’s Corp.
3.25%, 01/15/28	196	192,839
4.25%, 02/01/29	129	127,693
2.00%, 08/19/31(a)	342	298,264
4.25%, 08/08/32	300	287,972
5.00%, 08/05/34	75	73,392
PayPal Holdings, Inc.
4.45%, 03/06/28	280	278,993
4.55%, 06/01/28	300	299,366
2.85%, 10/01/29	904	851,863
2.30%, 06/01/30	502	458,583
4.95%, 06/01/31	300	296,990
4.40%, 06/01/32	770	740,386
5.15%, 06/01/34(a)	523	511,785
5.10%, 04/01/35	250	241,994
5.55%, 06/01/36	300	294,759
President and Fellows of Harvard College
4.89%, 03/15/30	400	403,564
4.61%, 02/15/35	200	194,202
Quanta Services, Inc.
4.75%, 08/09/27	325	325,608
4.30%, 08/09/28	225	223,294
2.90%, 10/01/30	537	494,852
4.50%, 01/15/31	225	219,914
2.35%, 01/15/32	400	347,295
5.25%, 08/09/34(a)	425	420,048
5.10%, 08/09/35	325	315,753
RELX Capital, Inc.
4.00%, 03/18/29	647	634,771
4.75%, 03/27/30	522	518,831
3.00%, 05/22/30	300	279,892
4.75%, 05/20/32	210	206,687
5.25%, 03/27/35(a)	425	420,024
Rollins, Inc., 5.25%, 02/24/35	340	332,119
S&P Global, Inc.
4.75%, 08/01/28	279	279,891
2.95%, 03/01/29	708	677,955
4.25%, 05/01/29	375	370,281
2.50%, 12/01/29	89	82,787
1.25%, 08/15/30(a)	355	308,123
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services & Supplies (continued)
S&P Global, Inc. (continued)
4.25%, 01/15/31(b)	$395	$ 383,379
2.90%, 03/01/32	494	443,620
5.25%, 09/15/33	271	272,727
4.80%, 12/04/35(a)(b)	210	200,395
TR Finance LLC, 5.50%, 08/15/35(a)	200	197,902
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32	450	400,228
5.15%, 02/15/33	425	411,091
Trustees of Columbia University in the City of New York, Series 2024, 4.36%, 10/01/35(a)	300	284,204
Trustees of Dartmouth College, 4.27%, 06/01/30	115	113,710
Trustees of Princeton University, 4.65%, 07/01/30	75	75,138
UL Solutions, Inc., 6.50%, 10/20/28	150	155,354
Verisk Analytics, Inc.
4.13%, 03/15/29	363	357,134
4.45%, 03/15/31	20	19,422
5.75%, 04/01/33(a)	285	290,070
5.25%, 06/05/34	396	387,932
5.25%, 03/15/35	525	511,703
5.13%, 03/15/36	225	214,320
Yale University
Series 2020, 1.48%, 04/15/30	98	87,860
Series 2025, 4.70%, 04/15/32	55	54,746
		36,015,165
Communications Equipment — 0.1%
Motorola Solutions, Inc.
4.60%, 02/23/28	413	412,978
5.00%, 04/15/29	400	401,914
4.60%, 05/23/29	249	247,467
4.85%, 08/15/30	425	421,985
2.30%, 11/15/30	488	436,291
2.75%, 05/24/31	400	359,804
5.60%, 06/01/32	368	374,144
5.20%, 08/15/32	175	174,051
5.40%, 04/15/34	550	545,448
5.55%, 08/15/35	375	373,647
		3,747,729
Construction & Engineering — 0.0%
Jacobs Engineering Group, Inc.
6.35%, 08/18/28	300	308,522
5.90%, 03/01/33(a)	215	218,879
Jacobs Solutions, Inc.
4.75%, 03/03/31	300	293,435
5.38%, 03/03/36	400	385,002
MasTec, Inc., 5.90%, 06/15/29	296	302,417
		1,508,255
Consumer Finance — 1.4%
American Express Co.
5.85%, 11/05/27	990	1,005,668
4.05%, 05/03/29	409	403,698
(1-day SOFR + 0.58%), 4.01%, 02/09/29(c)	775	767,608
(1-day SOFR + 0.81%), 4.35%, 07/20/29(c)	750	745,675
(1-day SOFR + 0.81%), 4.44%, 05/03/30(c)	790	782,033
(1-day SOFR + 0.87%), 4.46%, 02/10/32(a)(c)	550	537,575
(1-day SOFR + 1.22%), 4.92%, 07/20/33(c)	795	783,862
(1-day SOFR + 1.24%), 4.80%, 10/24/36(c)	1,275	1,205,108
(1-day SOFR + 1.26%), 4.73%, 04/25/29(c)	700	700,617
(1-day SOFR + 1.42%), 5.28%, 07/26/35(c)	1,030	1,022,577
(1-day SOFR + 1.44%), 5.02%, 04/25/31(c)	450	451,425
Security	Par (000)	Value
Consumer Finance (continued)
American Express Co. (continued)
(1-day SOFR + 1.63%), 5.92%, 04/25/35(c)	$200	$ 204,194
(1-day SOFR + 1.76%), 4.42%, 08/03/33(c)	422	405,548
(1-day SOFR + 1.79%), 5.67%, 04/25/36(c)	945	958,034
(1-day SOFR + 1.84%), 5.04%, 05/01/34(c)	550	542,677
(1-day SOFR + 1.93%), 5.63%, 07/28/34(c)	300	301,553
(1-day SOFR + 1.94%), 6.49%, 10/30/31(a)(c)	508	536,933
(1-day SOFR + 2.26%), 4.99%, 05/26/33(c)	632	620,213
(1-day SOFR Index + 1.02%), 5.09%, 01/30/31(c)	595	597,884
(1-day SOFR Index + 1.09%), 5.53%, 04/25/30(c)	478	486,293
(1-day SOFR Index + 1.28%), 5.28%, 07/27/29(a)(c)	363	366,878
(1-day SOFR Index + 1.32%), 5.44%, 01/30/36(c)	1,050	1,049,208
Andrew W Mellon Foundation, Series 2020, 0.95%, 08/01/27(a)	29	28,022
Capital One Financial Corp.
3.80%, 01/31/28	879	867,479
6.70%, 11/29/32	500	536,286
(1-day SOFR + 1.15%), 4.72%, 01/30/32(c)	150	146,721
(1-day SOFR + 1.25%), 4.49%, 09/11/31(c)	485	472,752
(1-day SOFR + 1.27%), 2.62%, 11/02/32(a)(c)	313	275,015
(1-day SOFR + 1.34%), 2.36%, 07/29/32(c)	629	540,124
(1-day SOFR + 1.51%), 5.40%, 01/30/37(c)	700	676,811
(1-day SOFR + 1.56%), 5.46%, 07/26/30(c)	472	477,807
(1-day SOFR + 1.63%), 5.20%, 09/11/36(c)	1,050	1,003,544
(1-day SOFR + 1.79%), 3.27%, 03/01/30(c)	342	327,948
(1-day SOFR + 1.91%), 5.70%, 02/01/30(c)	168	170,627
(1-day SOFR + 1.99%), 5.88%, 07/26/35(c)	700	707,425
(1-day SOFR + 2.04%), 6.18%, 01/30/36(c)	950	951,998
(1-day SOFR + 2.08%), 5.47%, 02/01/29(c)	567	572,240
(1-day SOFR + 2.26%), 6.05%, 02/01/35(c)	540	551,700
(1-day SOFR + 2.37%), 5.27%, 05/10/33(a)(c)	350	346,797
(1-day SOFR + 2.60%), 5.25%, 07/26/30(c)	14	14,088
(1-day SOFR + 2.60%), 5.82%, 02/01/34(c)	301	304,638
(1-day SOFR + 2.64%), 6.31%, 06/08/29(c)	1,155	1,183,899
(1-day SOFR + 2.86%), 6.38%, 06/08/34(c)	1,055	1,098,734
(1-day SOFR + 3.07%), 7.62%, 10/30/31(c)	1,126	1,224,271
(1-day SOFR Index + 3.37%), 7.96%, 11/02/34(c)	325	367,706
Mastercard, Inc.
4.10%, 01/15/28	215	214,212
3.50%, 02/26/28	179	176,576
4.88%, 03/09/28	410	412,451
4.55%, 03/15/28	615	615,636
4.33%, 06/08/28	600	599,036
2.95%, 06/01/29	393	376,188
4.43%, 06/08/29	600	596,706
3.35%, 03/26/30	552	526,739
1.90%, 03/15/31(a)	325	286,852
4.60%, 06/08/31	600	593,503
2.00%, 11/18/31(a)	456	398,025
4.35%, 01/15/32	550	535,706
4.95%, 03/15/32	175	175,309
4.85%, 03/09/33	356	352,996
4.88%, 05/09/34	574	565,471
4.55%, 01/15/35(a)	574	549,222
5.00%, 06/08/36	600	585,297
Synchrony Financial
3.95%, 12/01/27	479	473,630
5.15%, 03/19/29	413	411,946
2.88%, 10/28/31	108	94,528
(1-day SOFR + 1.35%), 5.45%, 10/15/30(c)	270	270,315
(1-day SOFR + 1.40%), 5.02%, 07/29/29(c)	190	189,471
(1-day SOFR + 1.53%), 4.95%, 02/25/32(c)	150	145,344

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Finance (continued)
Synchrony Financial (continued)
(1-day SOFR + 1.68%), 5.45%, 03/06/31(c)	$542	$ 539,548
(1-day SOFR + 2.03%), 6.28%, 07/31/37(c)	270	269,707
(1-day SOFR + 2.07%), 6.00%, 07/29/36(c)	405	399,246
(1-day SOFR Index + 2.13%), 5.94%, 08/02/30(c)	250	253,726
Visa, Inc.
0.75%, 08/15/27	250	241,108
2.75%, 09/15/27	609	599,059
3.80%, 02/12/29	300	295,414
2.05%, 04/15/30(a)	697	636,236
4.10%, 02/12/31	250	245,108
1.10%, 02/15/31	710	610,008
4.40%, 02/12/33	300	291,551
4.15%, 12/14/35(a)	1,000	934,824
4.70%, 02/12/36(a)	400	386,844
Western Union Co.
4.75%, 06/15/29	175	173,159
2.75%, 03/15/31	195	174,004
		42,516,594
Consumer Staples Distribution & Retail — 0.5%
Best Buy Co., Inc.
4.45%, 10/01/28	250	248,583
1.95%, 10/01/30	286	253,389
Costco Wholesale Corp.
1.60%, 04/20/30	743	667,562
1.75%, 04/20/32	633	542,162
Dollar General Corp.
4.13%, 05/01/28	300	297,077
5.20%, 07/05/28	140	141,202
3.50%, 04/03/30	376	356,432
5.00%, 11/01/32	455	447,789
5.45%, 07/05/33(a)	580	580,624
Dollar Tree, Inc.
4.20%, 05/15/28	693	686,732
2.65%, 12/01/31	513	453,336
Target Corp.
4.35%, 06/15/28(a)	405	404,208
3.38%, 04/15/29	479	464,986
2.35%, 02/15/30	811	748,574
2.65%, 09/15/30	361	331,968
4.50%, 09/15/32	522	514,737
4.40%, 01/15/33(a)	300	291,634
4.50%, 09/15/34(a)	325	309,724
5.00%, 04/15/35	600	588,966
5.25%, 02/15/36(a)	200	199,621
Walmart, Inc.
3.95%, 09/09/27	640	638,143
3.90%, 04/15/28	520	516,356
3.70%, 06/26/28	574	567,506
1.50%, 09/22/28	185	174,345
4.00%, 04/30/29	150	148,301
3.25%, 07/08/29(a)	500	485,883
4.35%, 04/28/30	460	456,992
4.15%, 04/30/31	425	416,355
1.80%, 09/22/31	490	428,398
4.15%, 09/09/32(a)	412	401,056
4.10%, 04/15/33(a)	750	719,941
4.45%, 04/30/33	525	513,042
4.90%, 04/28/35	715	707,945
Security	Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Walmart, Inc. (continued)
5.25%, 09/01/35	$400	$ 404,776
4.75%, 04/30/36	925	899,562
2.38%, 09/24/29(a)	150	140,867
		16,148,774
Containers & Packaging — 0.4%
Amcor Finance USA, Inc.
4.50%, 05/15/28	272	270,857
5.63%, 05/26/33(a)	170	172,043
Amcor Flexibles North America, Inc.
4.80%, 03/17/28	525	526,008
5.10%, 03/17/30	436	437,424
2.63%, 06/19/30	405	371,708
2.69%, 05/25/31	437	392,783
5.50%, 03/17/35(a)	490	489,220
5.13%, 03/12/36(a)	425	409,894
Amcor Group Finance PLC, 5.45%, 05/23/29	350	355,436
AptarGroup, Inc.
4.75%, 03/30/31	275	270,383
3.60%, 03/15/32	100	92,377
Berry Global, Inc.
5.50%, 04/15/28	350	354,576
5.80%, 06/15/31	590	606,812
5.65%, 01/15/34(a)	424	426,652
Packaging Corp. of America
3.40%, 12/15/27	350	344,428
3.00%, 12/15/29	388	365,654
5.70%, 12/01/33	220	224,492
5.20%, 08/15/35(a)	315	309,081
Smurfit Kappa Treasury ULC
5.20%, 01/15/30	350	352,356
5.44%, 04/03/34	400	400,026
Smurfit Westrock Financing DAC
5.42%, 01/15/35	600	595,117
5.19%, 01/15/36	400	388,001
Sonoco Products Co.
4.60%, 09/01/29	475	469,815
3.13%, 05/01/30	277	258,373
2.85%, 02/01/32(a)	329	292,447
5.00%, 09/01/34(a)	455	438,958
WestRock MWV LLC, 8.20%, 01/15/30	289	317,874
WRKCo, Inc.
4.00%, 03/15/28	323	319,567
3.90%, 06/01/28	264	260,218
4.90%, 03/15/29	379	379,365
4.20%, 06/01/32	288	274,071
3.00%, 06/15/33	350	303,834
		11,469,850
Distributors — 0.0%
LKQ Corp.
5.75%, 06/15/28	488	493,883
6.25%, 06/15/33	350	356,409
WW Grainger, Inc., 4.45%, 09/15/34	230	219,531
		1,069,823
Diversified REITs — 1.8%
Agree LP
2.00%, 06/15/28	258	245,550
2.90%, 10/01/30	258	237,675
2.60%, 06/15/33	200	168,008
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
Agree LP (continued)
5.63%, 06/15/34	$334	$ 336,358
5.60%, 06/15/35	175	175,900
American Assets Trust LP
3.38%, 02/01/31	372	337,328
6.15%, 10/01/34	300	298,277
American Tower Corp.
3.60%, 01/15/28	500	492,563
1.50%, 01/31/28	243	231,870
5.50%, 03/15/28	290	293,312
5.25%, 07/15/28	144	145,268
5.80%, 11/15/28	270	275,757
5.20%, 02/15/29	150	151,252
3.95%, 03/15/29	413	403,663
3.80%, 08/15/29	813	788,757
2.90%, 01/15/30	197	183,986
5.00%, 01/31/30	465	465,227
4.90%, 03/15/30	345	343,624
2.10%, 06/15/30	609	546,363
1.88%, 10/15/30	399	351,467
2.70%, 04/15/31	146	131,545
2.30%, 09/15/31	241	210,431
4.05%, 03/15/32	116	109,665
4.70%, 12/15/32	515	499,104
5.65%, 03/15/33	506	513,930
5.55%, 07/15/33	274	276,041
5.90%, 11/15/33	450	462,044
5.45%, 02/15/34	150	149,787
5.40%, 01/31/35	275	272,595
5.35%, 03/15/35	456	449,950
Americold Realty Operating Partnership LP
5.60%, 05/15/32(a)	225	223,257
5.41%, 09/12/34	325	311,218
Brixmor Operating Partnership LP
2.25%, 04/01/28	270	259,662
4.13%, 05/15/29	380	372,730
4.05%, 07/01/30	394	380,244
2.50%, 08/16/31	415	366,571
5.20%, 04/01/32	200	198,869
4.85%, 02/15/33	280	271,720
5.50%, 02/15/34	225	225,125
5.75%, 02/15/35	300	304,110
5.38%, 06/15/36	75	73,091
Broadstone Net Lease LLC
2.60%, 09/15/31	220	193,456
5.00%, 11/01/32	225	220,448
Crown Castle, Inc.
3.65%, 09/01/27	600	594,039
5.00%, 01/11/28	645	647,164
3.80%, 02/15/28	709	698,477
4.80%, 09/01/28	120	119,998
4.30%, 02/15/29	450	442,964
5.60%, 06/01/29	425	432,158
4.90%, 09/01/29	260	259,249
3.10%, 11/15/29	200	188,387
3.30%, 07/01/30	572	534,126
2.25%, 01/15/31	555	489,208
2.10%, 04/01/31	593	516,399
2.50%, 07/15/31	500	439,823
5.10%, 05/01/33	425	413,356
5.80%, 03/01/34	450	453,085
5.20%, 09/01/34	125	121,247
Security	Par (000)	Value
Diversified REITs (continued)
Digital Realty Trust LP
3.70%, 08/15/27	$717	$ 711,129
5.55%, 01/15/28	485	490,187
4.45%, 07/15/28	200	198,738
3.60%, 07/01/29	470	453,826
EPR Properties
4.95%, 04/15/28	225	224,383
3.75%, 08/15/29	225	215,846
4.75%, 11/15/30	350	340,553
3.60%, 11/15/31	250	227,458
Equinix Asia Financing Corp. Pte. Ltd., 4.40%, 03/15/31	535	516,794
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	475	463,942
4.70%, 03/15/33	350	333,914
5.50%, 06/15/34	476	470,515
Equinix, Inc.
1.55%, 03/15/28	545	518,341
2.00%, 05/15/28	308	293,711
08/15/29(d)	325	324,377
3.20%, 11/18/29	592	559,495
2.15%, 07/15/30	817	730,002
2.50%, 05/15/31	469	414,984
3.90%, 04/15/32	400	371,882
08/15/33(d)	325	321,367
08/15/36(d)	325	321,520
Federal Realty OP LP
5.38%, 05/01/28	160	161,653
3.50%, 06/01/30	518	492,416
First Industrial LP, 5.25%, 01/15/31	300	299,804
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28	340	342,908
5.30%, 01/15/29	179	179,190
4.00%, 01/15/30	367	350,557
4.00%, 01/15/31	400	374,952
3.25%, 01/15/32	300	265,702
5.25%, 02/15/33	450	434,340
6.75%, 12/01/33	259	269,905
5.63%, 09/15/34	545	530,455
5.63%, 03/01/36	330	316,748
Host Hotels & Resorts LP
4.25%, 12/15/28	250	246,224
5.70%, 06/15/32	175	177,280
5.70%, 07/01/34	400	400,066
5.50%, 04/15/35	400	393,419
Series H, 3.38%, 12/15/29	405	383,884
Series I, 3.50%, 09/15/30	450	421,870
Series J, 2.90%, 12/15/31	329	290,961
Kimco Realty OP LLC
1.90%, 03/01/28	166	159,269
2.70%, 10/01/30	350	322,458
2.25%, 12/01/31	239	208,887
3.20%, 04/01/32	500	454,742
4.60%, 02/01/33	372	360,093
6.40%, 03/01/34	325	345,657
4.85%, 03/01/35	398	383,044
5.30%, 02/01/36	100	99,259
Kite Realty Group LP
4.95%, 12/15/31	200	196,838
5.20%, 08/15/32	185	184,239
5.50%, 03/01/34	272	271,487
Kite Realty Group Trust, 4.75%, 09/15/30	200	197,436

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
Lineage OP LP, 5.25%, 07/15/30	$350	$ 348,433
LXP Industrial Trust
2.70%, 09/15/30	256	232,862
2.38%, 10/01/31	300	263,886
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	95	83,892
5.25%, 08/15/32	125	124,746
5.75%, 07/15/34	275	277,680
4.95%, 01/15/35	280	268,089
Prologis LP
3.38%, 12/15/27	316	311,756
4.88%, 06/15/28(a)	427	429,645
3.88%, 09/15/28	150	147,798
4.38%, 02/01/29	261	259,169
2.88%, 11/15/29	308	290,183
2.25%, 04/15/30	665	606,740
1.75%, 07/01/30	243	216,023
1.25%, 10/15/30	528	455,946
4.75%, 01/15/31	100	99,607
1.75%, 02/01/31	191	166,573
1.63%, 03/15/31	282	243,664
4.25%, 06/15/31	250	242,828
2.25%, 01/15/32	210	182,475
4.63%, 01/15/33(a)	215	209,246
4.75%, 06/15/33	305	297,476
5.13%, 01/15/34	506	500,678
5.00%, 03/15/34	471	460,984
5.00%, 01/31/35	500	486,609
5.25%, 05/15/35	425	420,181
4.90%, 06/15/36	450	430,211
Rayonier LP, 2.75%, 05/17/31	91	81,220
Regency Centers LP
4.13%, 03/15/28	254	252,113
2.95%, 09/15/29	129	121,993
3.70%, 06/15/30	413	395,536
5.00%, 07/15/32	180	178,931
4.50%, 03/15/33	115	110,293
5.25%, 01/15/34	250	248,537
5.10%, 01/15/35(a)	210	205,887
Rexford Industrial Realty LP
5.00%, 06/15/28	120	120,395
2.13%, 12/01/30	219	193,112
Safehold GL Holdings LLC
2.80%, 06/15/31	429	383,751
6.10%, 04/01/34(a)	195	200,869
5.65%, 01/15/35(a)	300	297,358
SBA Communications Corp.
4.88%, 01/15/30	450	448,326
5.15%, 07/15/31	450	447,221
5.45%, 07/15/33	225	224,505
Sun Communities Operating LP
2.30%, 11/01/28(a)	231	218,879
2.70%, 07/15/31	253	225,277
4.20%, 04/15/32	279	263,418
VICI Properties LP
4.75%, 02/15/28	868	866,256
4.75%, 04/01/28	370	369,082
4.95%, 02/15/30	576	569,576
5.13%, 11/15/31	325	319,087
5.13%, 05/15/32(a)	880	858,273
5.75%, 04/01/34	250	248,504
Security	Par (000)	Value
Diversified REITs (continued)
VICI Properties LP (continued)
5.63%, 04/01/35(a)	$285	$ 279,294
Weyerhaeuser Co.
4.00%, 11/15/29	541	525,932
4.00%, 04/15/30	450	434,615
7.38%, 03/15/32(a)	253	278,743
3.38%, 03/09/33	250	222,616
WP Carey, Inc.
3.85%, 07/15/29	193	187,899
4.65%, 07/15/30	225	221,705
2.40%, 02/01/31	154	137,440
2.45%, 02/01/32	100	86,548
2.25%, 04/01/33	258	213,741
5.38%, 06/30/34	200	198,576
5.20%, 09/15/36	190	183,071
		56,192,144
Diversified Telecommunication Services — 1.8%
AT&T, Inc.
1.65%, 02/01/28	1,430	1,367,454
4.10%, 02/15/28	928	919,509
4.35%, 03/01/29	1,568	1,548,993
4.30%, 02/15/30	1,702	1,664,134
4.70%, 08/15/30	525	518,288
4.40%, 04/30/31(a)	275	267,340
2.75%, 06/01/31	1,559	1,403,986
2.25%, 02/01/32	1,440	1,236,323
4.55%, 11/01/32	700	672,396
4.75%, 04/30/33(a)	525	504,138
2.55%, 12/01/33	2,106	1,734,283
5.40%, 02/15/34	1,600	1,588,054
4.50%, 05/15/35	1,110	1,018,706
5.38%, 08/15/35	575	562,796
4.90%, 11/01/35	700	659,732
5.13%, 04/30/36	775	738,318
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33	442	433,552
5.20%, 02/15/34(a)	250	244,506
5.45%, 11/15/36	305	294,431
British Telecommunications PLC
5.13%, 12/04/28	478	480,794
9.63%, 12/15/30	1,526	1,783,579
Cisco Systems, Inc.
4.55%, 02/24/28	600	601,561
4.85%, 02/26/29	1,000	1,006,387
4.75%, 02/24/30	650	650,383
4.95%, 02/26/31	1,061	1,067,133
4.95%, 02/24/32	550	550,158
5.05%, 02/26/34	1,128	1,117,638
5.10%, 02/24/35	525	519,080
Deutsche Telekom International Finance BV
8.25%, 06/15/30	1,818	2,024,344
9.25%, 06/01/32	362	435,870
Juniper Networks, Inc.
3.75%, 08/15/29	313	301,334
2.00%, 12/10/30	250	218,212
Koninklijke KPN NV, 8.38%, 10/01/30	350	393,667
Sprint Capital Corp.
6.88%, 11/15/28	1,450	1,513,198
8.75%, 03/15/32	1,100	1,279,748
Telefonica Europe BV, 8.25%, 09/15/30	775	859,740
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
TELUS Corp.
3.70%, 09/15/27	$400	$ 395,648
3.40%, 05/13/32	472	424,532
Verizon Communications, Inc.
2.10%, 03/22/28	1,332	1,279,740
4.33%, 09/21/28	982	975,200
3.88%, 02/08/29	759	743,559
4.02%, 12/03/29	2,049	1,999,812
3.15%, 03/22/30	829	780,546
1.50%, 09/18/30	450	392,761
1.68%, 10/30/30	319	279,077
7.75%, 12/01/30(a)	367	405,745
1.75%, 01/20/31	1,273	1,109,152
2.55%, 03/21/31	2,023	1,818,683
2.36%, 03/15/32	2,962	2,564,629
4.75%, 01/15/33	1,340	1,298,609
5.05%, 05/09/33	629	621,411
4.50%, 08/10/33	1,204	1,141,417
4.40%, 11/01/34	1,100	1,021,043
4.78%, 02/15/35	1,500	1,414,877
5.25%, 04/02/35	1,465	1,428,272
5.85%, 09/15/35	400	407,409
4.27%, 01/15/36	850	760,429
5.00%, 01/15/36	2,400	2,276,877
		55,719,193
Electric Utilities — 7.0%
AEP Texas, Inc.
3.95%, 06/01/28	413	407,397
5.45%, 05/15/29	175	177,808
4.70%, 05/15/32	480	469,204
5.40%, 06/01/33	245	244,683
5.70%, 05/15/34	450	455,134
Series I, 2.10%, 07/01/30	650	584,366
Series Q, 5.20%, 04/15/36	975	941,696
AEP Transmission Co. LLC
5.15%, 04/01/34	45	44,483
5.38%, 06/15/35	598	594,389
5.25%, 06/01/36	130	127,769
AES Corp.
5.45%, 06/01/28	570	574,862
2.45%, 01/15/31	663	586,490
5.80%, 03/15/32(a)	488	490,399
Alabama Power Co.
3.75%, 09/01/27	400	397,235
3.05%, 03/15/32	250	226,924
3.94%, 09/01/32	300	284,036
5.85%, 11/15/33	225	232,510
5.10%, 04/02/35	500	492,754
Series 2020-A, 1.45%, 09/15/30	233	203,758
Series C, 4.30%, 03/15/31	450	438,782
Ameren Corp.
1.75%, 03/15/28	300	286,216
5.00%, 01/15/29	512	514,366
3.50%, 01/15/31	329	309,334
5.38%, 03/15/35	365	361,461
5.00%, 05/15/36	250	239,537
Ameren Illinois Co.
3.80%, 05/15/28	250	246,881
1.55%, 11/15/30	250	218,246
3.85%, 09/01/32	400	375,519
Security	Par (000)	Value
Electric Utilities (continued)
Ameren Illinois Co. (continued)
4.95%, 06/01/33	$250	$ 246,469
American Electric Power Co., Inc.
5.75%, 11/01/27(a)	400	405,278
3.20%, 11/13/27	260	255,342
5.20%, 01/15/29	425	429,465
2.30%, 03/01/30	525	480,098
5.95%, 11/01/32	400	416,077
5.63%, 03/01/33	678	692,184
Series J, 4.30%, 12/01/28	363	359,713
Appalachian Power Co.
5.65%, 04/01/34	225	227,209
Series AA, 2.70%, 04/01/31	950	859,236
Series BB, 4.50%, 08/01/32	400	387,041
Arizona Public Service Co.
2.60%, 08/15/29	13	12,190
6.35%, 12/15/32	300	316,132
5.55%, 08/01/33	375	378,702
5.70%, 08/15/34	285	289,182
5.10%, 03/15/36	270	260,139
Atlantic City Electric Co.
4.00%, 10/15/28	200	197,337
2.30%, 03/15/31	150	133,599
Avangrid, Inc., 3.80%, 06/01/29	350	339,972
Baltimore Gas and Electric Co.
2.25%, 06/15/31	309	273,109
5.15%, 06/01/33	305	302,880
5.30%, 06/01/34	275	273,671
5.45%, 06/01/35	700	697,497
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	513	501,944
3.70%, 07/15/30	533	511,044
1.65%, 05/15/31	149	128,174
6.13%, 04/01/36(a)	1,100	1,145,806
Black Hills Corp.
5.95%, 03/15/28	200	203,336
3.05%, 10/15/29	342	322,750
2.50%, 06/15/30	300	272,885
4.55%, 01/31/31	275	268,156
4.35%, 05/01/33	70	65,489
6.15%, 05/15/34	250	258,207
6.00%, 01/15/35	300	304,909
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28	415	419,786
4.80%, 03/15/30	325	324,375
4.95%, 04/01/33	310	305,223
5.15%, 03/01/34	310	307,208
5.05%, 03/01/35	685	668,041
Series AE, 2.35%, 04/01/31	832	743,828
Series AG, 3.00%, 03/01/32	262	236,903
Series AI, 4.45%, 10/01/32	164	158,950
Series AQ, 4.95%, 08/15/35	510	493,737
Series AR, 4.85%, 04/01/36	155	148,338
Series K2, 6.95%, 03/15/33	273	298,266
CenterPoint Energy, Inc.
5.40%, 06/01/29	226	229,522
2.95%, 03/01/30(a)	344	320,766
CMS Energy Corp.
3.45%, 08/15/27	229	226,395
(5-year CMT + 2.90%), 3.75%, 12/01/50(c)	250	229,938
(5-year CMT + 4.12%), 4.75%, 06/01/50(c)	400	389,056

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Commonwealth Edison Co.
3.70%, 08/15/28	$363	$ 356,851
2.20%, 03/01/30	300	274,007
4.55%, 06/01/31(a)	275	270,257
4.90%, 02/01/33	320	316,280
5.30%, 06/01/34	335	335,685
Series 122, 2.95%, 08/15/27	250	246,498
Series 132, 3.15%, 03/15/32	200	182,236
Connecticut Light and Power Co.
4.65%, 01/01/29	200	199,710
4.95%, 01/15/30	275	276,098
4.90%, 07/01/33	150	148,103
4.95%, 08/15/34	200	195,028
Series A, 2.05%, 07/01/31	728	636,813
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28	413	407,743
2.40%, 06/15/31	629	561,612
5.20%, 03/01/33	500	501,417
5.50%, 03/15/34	500	507,652
5.38%, 05/15/34	200	200,680
5.13%, 03/15/35	284	278,329
5.15%, 06/15/36(a)	300	292,478
Series 2005-A, 5.30%, 03/01/35	200	199,104
Series 20A, 3.35%, 04/01/30	193	183,295
Series D, 4.00%, 12/01/28(a)	313	308,845
Constellation Energy Generation LLC
3.90%, 01/08/28	525	520,535
5.60%, 03/01/28	530	537,062
4.55%, 06/01/29	300	297,642
4.40%, 01/15/31	200	194,844
3.75%, 03/01/31	500	472,827
4.80%, 01/15/32	300	294,053
5.80%, 03/01/33	400	411,010
6.13%, 01/15/34	325	338,998
5.30%, 06/01/36	450	437,034
Consumers Energy Co.
4.65%, 03/01/28(a)	250	250,583
3.80%, 11/15/28	250	245,936
4.90%, 02/15/29	390	392,275
4.60%, 05/30/29	427	426,416
4.70%, 01/15/30	363	361,767
4.50%, 01/15/31	220	216,404
3.60%, 08/15/32	255	237,168
4.63%, 05/15/33	510	494,145
5.05%, 05/15/35	1,190	1,168,195
5.13%, 05/01/36	275	269,291
Dayton Power & Light Co., 4.55%, 08/15/30	225	220,419
Dominion Energy South Carolina, Inc.
6.63%, 02/01/32	200	215,102
5.30%, 05/15/33	200	201,022
Series 2025, 5.30%, 01/15/35(a)	420	418,139
Series A, 2.30%, 12/01/31	330	289,276
Dominion Energy, Inc.
4.60%, 05/15/28	805	803,942
4.25%, 06/01/28	750	744,083
5.00%, 06/15/30	1,475	1,477,401
5.38%, 11/15/32	500	503,502
5.45%, 03/15/35	1,225	1,211,290
5.35%, 06/15/36	375	364,810
Series A, 4.35%, 08/15/32	400	382,192
Series B, 5.95%, 06/15/35	800	820,371
Series C, 3.38%, 04/01/30	1,093	1,035,931
Series C, 2.25%, 08/15/31(a)	588	515,811
Security	Par (000)	Value
Electric Utilities (continued)
Dominion Energy, Inc. (continued)
Series E, 6.30%, 03/15/33	$200	$ 209,543
Series F, 5.25%, 08/01/33	600	594,310
DTE Electric Co.
2.25%, 03/01/30	428	392,336
5.20%, 04/01/33	500	502,276
5.20%, 03/01/34	275	274,577
5.25%, 05/15/35	400	396,559
Series A, 1.90%, 04/01/28	313	300,192
Series A, 3.00%, 03/01/32	279	253,805
Series A, 4.85%, 03/01/36	305	291,437
Series C, 2.63%, 03/01/31	300	272,462
DTE Energy Co.
4.88%, 06/01/28	700	701,959
5.10%, 03/01/29	700	705,401
2.95%, 03/01/30	279	261,337
5.20%, 04/01/30	650	654,356
5.85%, 06/01/34	550	564,523
5.05%, 10/01/35	350	336,520
Series C, 3.40%, 06/15/29	381	366,395
Duke Energy Carolinas LLC
3.95%, 11/15/28	450	443,579
2.45%, 08/15/29	400	374,750
2.45%, 02/01/30	329	304,003
4.85%, 03/15/30	70	70,053
2.55%, 04/15/31	425	383,195
2.85%, 03/15/32	258	230,956
6.45%, 10/15/32	214	228,491
4.95%, 01/15/33	635	629,433
4.85%, 01/15/34	300	292,960
5.25%, 03/15/35	425	422,330
5.15%, 06/15/36	450	439,547
Series A, 6.00%, 12/01/28	163	167,609
Duke Energy Corp.
3.15%, 08/15/27	413	407,472
5.00%, 12/08/27	210	211,058
4.30%, 03/15/28	584	581,023
4.85%, 01/05/29	196	196,524
3.40%, 06/15/29	138	132,944
2.45%, 06/01/30	484	442,094
2.55%, 06/15/31	479	428,246
4.50%, 08/15/32	296	286,032
5.75%, 09/15/33	375	384,677
5.45%, 06/15/34	431	432,638
4.95%, 09/15/35	760	728,301
Duke Energy Florida LLC
3.80%, 07/15/28	422	416,525
2.50%, 12/01/29	414	385,422
1.75%, 06/15/30	388	346,583
4.20%, 12/01/30	300	292,105
2.40%, 12/15/31	479	422,146
4.85%, 12/01/35	385	368,989
Duke Energy Indiana LLC
5.25%, 03/01/34	175	174,678
Series DDDD, 4.95%, 03/15/36	265	254,971
Duke Energy Ohio, Inc.
3.65%, 02/01/29	300	292,987
2.13%, 06/01/30	250	225,969
5.25%, 04/01/33	230	230,348
5.30%, 06/15/35	450	445,072
Duke Energy Progress LLC
3.70%, 09/01/28(a)	150	147,421
3.45%, 03/15/29	413	400,819
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Duke Energy Progress LLC (continued)
2.00%, 08/15/31	$426	$ 372,684
5.25%, 03/15/33	84	84,386
5.10%, 03/15/34	50	49,883
5.05%, 03/15/35	500	488,818
Edison International
4.13%, 03/15/28(a)	446	439,210
5.00%, 05/05/28	125	125,102
5.25%, 11/15/28	280	280,262
5.45%, 06/15/29	300	302,182
6.95%, 11/15/29	245	254,878
6.25%, 03/15/30	291	297,691
4.80%, 03/15/31	250	241,739
5.25%, 03/15/32	347	339,119
El Paso Electric Co., 6.00%, 05/15/35(a)	250	252,247
Emera U.S. Finance LLC, 4.50%, 04/01/29	165	163,174
Enel Chile SA, 4.88%, 06/12/28	550	549,982
Entergy Arkansas LLC
4.00%, 06/01/28	300	297,041
5.15%, 01/15/33	300	299,563
5.30%, 09/15/33	200	200,439
5.45%, 06/01/34	450	454,265
4.95%, 01/15/36	425	408,211
Entergy Corp.
1.90%, 06/15/28	429	407,339
2.80%, 06/15/30	331	305,716
2.40%, 06/15/31	496	438,273
Entergy Louisiana LLC
3.12%, 09/01/27	256	252,329
3.25%, 04/01/28	400	391,611
1.60%, 12/15/30	243	211,739
3.05%, 06/01/31(a)	200	183,606
2.35%, 06/15/32	350	303,341
4.00%, 03/15/33	400	372,750
5.35%, 03/15/34	250	251,676
5.15%, 09/15/34(a)	475	470,431
4.90%, 04/15/36	525	501,445
Entergy Mississippi LLC
2.85%, 06/01/28	213	206,691
5.00%, 09/01/33	240	236,551
5.05%, 04/15/36	440	423,081
Entergy Texas, Inc.
4.00%, 03/30/29	250	245,729
1.75%, 03/15/31	450	390,900
5.25%, 04/15/35	325	320,187
5.20%, 06/15/36	325	315,296
Evergy Kansas Central, Inc.
4.70%, 03/13/28	215	214,975
5.90%, 11/15/33	150	155,438
5.25%, 03/15/35	400	394,100
5.30%, 07/01/36	210	206,569
Evergy Metro, Inc.
4.95%, 04/15/33	215	211,193
5.40%, 04/01/34	175	176,008
5.13%, 08/15/35	275	267,728
Series 2020, 2.25%, 06/01/30(a)	300	272,833
Evergy, Inc.
4.25%, 03/15/29	150	147,831
2.90%, 09/15/29	563	530,538
Eversource Energy
5.45%, 03/01/28	765	772,894
5.95%, 02/01/29	400	410,149
4.45%, 12/15/30	250	243,857
Security	Par (000)	Value
Electric Utilities (continued)
Eversource Energy (continued)
2.55%, 03/15/31	$413	$ 369,764
5.85%, 04/15/31	250	257,114
3.38%, 03/01/32(a)	413	376,461
5.13%, 05/15/33	500	491,993
5.50%, 01/01/34(a)	350	350,337
5.95%, 07/15/34	250	256,633
Series M, 3.30%, 01/15/28	343	336,242
Series O, 4.25%, 04/01/29	193	190,545
Series R, 1.65%, 08/15/30	400	351,140
Exelon Corp.
5.15%, 03/15/28	650	654,620
5.15%, 03/15/29	235	236,925
4.05%, 04/15/30	679	657,651
5.13%, 03/15/31	325	326,019
3.35%, 03/15/32	400	365,611
5.30%, 03/15/33	422	421,947
5.45%, 03/15/34	474	474,463
4.95%, 06/15/35	150	142,928
5.63%, 06/15/35	250	250,645
4.95%, 03/15/36(a)	650	616,930
FirstEnergy Corp.
2.65%, 03/01/30	350	322,418
Series B, 2.25%, 09/01/30	256	228,836
FirstEnergy Pennsylvania Electric Co.(b)
4.15%, 03/15/28(a)	205	203,667
4.55%, 03/15/31	250	245,342
FirstEnergy Transmission LLC
4.55%, 01/15/30	135	133,145
4.75%, 01/15/33	200	193,385
5.00%, 01/15/35	110	106,318
Florida Power & Light Co.
5.05%, 04/01/28	605	610,391
4.40%, 05/15/28	470	469,385
5.15%, 06/15/29	570	577,824
4.63%, 05/15/30	330	328,959
2.45%, 02/03/32	1,219	1,076,834
5.10%, 04/01/33	690	688,444
4.80%, 05/15/33	715	701,321
5.63%, 04/01/34	1,100	1,125,308
5.30%, 06/15/34	535	536,019
5.00%, 08/01/34	300	294,547
4.95%, 06/01/35(a)	400	388,675
4.70%, 02/15/36	1,025	970,437
5.13%, 06/01/36	300	293,556
Georgia Power Co.
4.65%, 05/16/28	500	500,706
4.00%, 10/01/28	500	494,174
4.60%, 06/15/29	195	194,703
4.55%, 03/15/30	575	570,102
4.85%, 03/15/31	425	423,701
4.70%, 05/15/32	80	79,145
4.95%, 05/17/33	754	745,822
5.25%, 03/15/34(a)	627	625,724
5.20%, 03/15/35	400	396,681
Series B, 2.65%, 09/15/29	557	523,708
Hydro One, Inc., 4.75%, 05/30/31	305	301,535
Idaho Power Co.
5.20%, 08/15/34	200	198,696
4.85%, 03/01/36	225	214,370
Indiana Michigan Power Co., 3.85%, 05/15/28	250	246,866
Interstate Power and Light Co.
4.10%, 09/26/28(a)	275	271,652

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Interstate Power and Light Co. (continued)
3.60%, 04/01/29	$202	$ 196,027
2.30%, 06/01/30	250	227,249
5.70%, 10/15/33	100	101,697
4.95%, 09/30/34	295	284,640
5.60%, 06/29/35	450	452,306
IPALCO Enterprises, Inc.
4.25%, 05/01/30	279	270,298
5.75%, 04/01/34	250	244,750
ITC Holdings Corp., 3.35%, 11/15/27	350	344,416
Jersey Central Power & Light Co.
4.15%, 01/15/29(a)	250	246,760
4.60%, 01/15/30(b)	130	128,532
4.40%, 01/15/31	250	243,278
5.10%, 01/15/35	470	459,401
5.15%, 01/15/36	250	242,758
Kentucky Utilities Co., Series Kent, 5.45%, 04/15/33	275	277,669
Louisville Gas and Electric Co., 5.45%, 04/15/33	95	96,025
MidAmerican Energy Co.
3.65%, 04/15/29	413	402,472
6.75%, 12/30/31	291	315,491
5.35%, 01/15/34	225	226,900
Mississippi Power Co., 3.95%, 03/30/28	300	297,000
Monongahela Power Co., 4.45%, 08/15/29(b)	185	183,087
National Grid PLC
5.60%, 06/12/28	500	508,106
5.81%, 06/12/33	450	461,188
5.42%, 01/11/34	395	394,454
5.41%, 06/09/36	300	292,457
National Grid USA, 5.80%, 04/01/35	250	256,542
National Rural Utilities Cooperative Finance Corp.
4.12%, 09/16/27	150	149,429
3.95%, 12/10/27	160	158,823
3.40%, 02/07/28	709	696,935
4.75%, 02/07/28	361	361,835
4.80%, 03/15/28	215	215,632
5.05%, 09/15/28	275	277,037
4.40%, 05/11/29	175	173,470
5.15%, 06/15/29	300	303,180
4.95%, 02/07/30	120	120,398
2.40%, 03/15/30	386	354,558
4.30%, 12/10/30	175	170,912
5.00%, 02/07/31	200	200,682
1.35%, 03/15/31	200	171,065
1.65%, 06/15/31	200	171,772
2.75%, 04/15/32	413	365,443
5.80%, 01/15/33	275	284,436
5.00%, 08/15/34	275	270,305
(5-year CMT + 3.53%), 7.13%, 09/15/53(c)	200	206,449
Series C, 8.00%, 03/01/32	257	291,946
Series D, 4.15%, 08/25/28	300	297,075
Series D, 4.05%, 02/09/29	375	369,085
Nevada Power Co.
Series CC, 3.70%, 05/01/29	122	118,794
Series DD, 2.40%, 05/01/30	179	164,000
Series N, 6.65%, 04/01/36	250	268,637
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/27	1,220	1,222,195
4.85%, 02/04/28	625	627,345
4.90%, 02/28/28(a)	904	907,861
1.90%, 06/15/28	1,116	1,061,391
4.90%, 03/15/29	800	803,604
3.50%, 04/01/29	700	677,861
Security	Par (000)	Value
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc. (continued)
2.75%, 11/01/29	$509	$ 478,446
5.00%, 02/28/30(a)	500	501,461
5.05%, 03/15/30	875	880,141
2.25%, 06/01/30	1,058	959,754
4.40%, 03/01/31	950	929,397
2.44%, 01/15/32(a)	349	304,163
5.30%, 03/15/32	550	553,517
5.00%, 07/15/32	670	665,256
5.05%, 02/28/33	200	197,105
5.25%, 03/15/34	1,600	1,588,373
5.45%, 03/15/35(a)	675	668,685
(3-mo. SOFR US + 2.67%), 4.80%, 12/01/77(c)	400	394,281
Northern States Power Co.
2.25%, 04/01/31	372	332,029
5.05%, 05/15/35	500	490,368
4.85%, 05/15/36	585	561,249
NSTAR Electric Co.
3.25%, 05/15/29	550	529,384
4.85%, 03/01/30	275	274,867
3.95%, 04/01/30	300	290,324
4.65%, 05/15/31	175	172,654
1.95%, 08/15/31	200	173,641
5.40%, 06/01/34	400	401,069
5.20%, 03/01/35	450	443,857
5.20%, 05/15/36	175	172,067
OGE Energy Corp., 5.45%, 05/15/29	200	203,003
Ohio Power Co.
5.00%, 06/01/33	328	321,327
5.65%, 06/01/34	250	253,124
Series P, 2.60%, 04/01/30	364	336,543
Series Q, 1.63%, 01/15/31	359	310,804
Oklahoma Gas and Electric Co.
3.80%, 08/15/28	268	264,063
3.30%, 03/15/30	50	47,293
3.25%, 04/01/30	79	74,631
5.40%, 01/15/33	250	252,816
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28	488	485,389
3.70%, 11/15/28	193	189,147
4.65%, 11/01/29	350	348,620
2.75%, 05/15/30	729	675,795
4.50%, 03/15/31(b)	525	514,165
7.00%, 05/01/32	250	273,570
4.15%, 06/01/32	296	282,687
4.55%, 09/15/32	369	358,234
7.25%, 01/15/33	263	292,562
5.65%, 11/15/33	201	205,817
5.35%, 04/01/35	255	254,361
Pacific Gas and Electric Co.
2.10%, 08/01/27	483	469,818
3.30%, 12/01/27	655	642,726
5.00%, 06/04/28	400	401,079
3.00%, 06/15/28	516	499,592
3.75%, 07/01/28	550	539,956
6.10%, 01/15/29	810	831,250
4.20%, 03/01/29	220	216,150
5.55%, 05/15/29	50	50,741
4.55%, 07/01/30	1,706	1,667,927
2.50%, 02/01/31	1,211	1,080,644
3.25%, 06/01/31	50	45,792
5.05%, 11/15/31	470	464,876
02/01/32(d)	405	403,792
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Pacific Gas and Electric Co. (continued)
4.40%, 03/01/32	$293	$ 280,059
5.90%, 06/15/32	200	204,708
6.15%, 01/15/33	78	80,483
6.40%, 06/15/33	640	669,273
6.95%, 03/15/34	35	37,634
5.80%, 05/15/34	650	654,745
6.00%, 08/15/35	535	542,305
5.20%, 05/01/36	355	337,911
5.60%, 08/15/36	445	436,364
11/01/36(d)	405	404,062
PacifiCorp
4.25%, 03/15/29	200	196,818
3.50%, 06/15/29(a)	104	100,065
2.70%, 09/15/30	254	231,258
5.30%, 02/15/31	450	452,357
5.10%, 04/15/31	150	149,767
7.70%, 11/15/31	200	221,983
5.45%, 04/15/33	300	300,051
5.45%, 02/15/34	284	281,898
5.25%, 06/15/35	200	193,441
5.80%, 04/15/36	750	752,117
PECO Energy Co.
4.90%, 06/15/33	364	360,809
4.88%, 09/15/35	400	387,994
Pinnacle West Capital Corp.
4.90%, 05/15/28	305	305,839
4.65%, 06/01/29	150	149,334
5.15%, 05/15/30	75	75,312
Potomac Electric Power Co., 5.20%, 03/15/34	125	124,369
PPL Capital Funding, Inc.
4.13%, 04/15/30	300	291,502
5.25%, 09/01/34	455	449,068
PPL Electric Utilities Corp., 4.85%, 02/15/34	400	390,092
Progress Energy, Inc.
7.75%, 03/01/31	80	88,492
7.00%, 10/30/31	300	325,105
Public Service Co. of Colorado
3.70%, 06/15/28	129	127,327
4.15%, 03/13/29	240	236,761
1.88%, 06/15/31	450	389,868
5.35%, 05/15/34	450	448,876
5.15%, 09/15/35	575	559,772
5.05%, 06/15/36(a)	125	120,592
Series 35, 1.90%, 01/15/31(a)	160	140,473
Series 38, 4.10%, 06/01/32	150	142,933
Public Service Co. of New Hampshire
4.40%, 07/01/28	25	24,950
5.35%, 10/01/33	245	246,299
Series V, 2.20%, 06/15/31	450	396,981
Public Service Co. of Oklahoma
5.25%, 01/15/33	400	398,077
5.20%, 01/15/35	425	414,490
5.45%, 01/15/36(a)	500	493,567
Series J, 2.20%, 08/15/31(a)	413	359,606
Public Service Electric and Gas Co.
3.70%, 05/01/28	276	272,509
3.65%, 09/01/28	270	265,097
3.20%, 05/15/29	313	301,725
2.45%, 01/15/30	229	212,111
1.90%, 08/15/31(a)	279	241,906
3.10%, 03/15/32	350	318,136
5.20%, 08/01/33	320	321,047
Security	Par (000)	Value
Electric Utilities (continued)
Public Service Electric and Gas Co. (continued)
5.20%, 03/01/34	$275	$ 274,147
4.90%, 08/15/35	200	194,306
Series Q, 5.05%, 03/01/35	260	255,020
Series R, 4.20%, 01/01/31	225	218,849
Public Service Enterprise Group, Inc.
5.85%, 11/15/27	400	406,206
5.88%, 10/15/28	250	255,492
5.20%, 04/01/29	275	277,386
4.90%, 03/15/30	155	154,663
1.60%, 08/15/30	352	307,998
4.80%, 06/15/31	300	296,402
2.45%, 11/15/31	500	438,928
6.13%, 10/15/33	250	259,834
5.45%, 04/01/34	275	275,253
5.40%, 03/15/35	250	247,835
Puget Energy, Inc.
2.38%, 06/15/28	329	315,004
4.10%, 06/15/30	413	396,767
4.22%, 03/15/32(a)	279	264,805
5.73%, 03/15/35	425	419,448
Puget Sound Energy, Inc., 5.33%, 06/15/34(a)	175	175,392
San Diego Gas & Electric Co.
4.95%, 08/15/28	345	347,095
5.40%, 04/15/35	550	548,410
Series DDDD, 5.20%, 03/15/36	225	219,617
Series VVV, 1.70%, 10/01/30	663	583,266
Series XXX, 3.00%, 03/15/32	350	314,384
Sempra
3.40%, 02/01/28	713	699,303
3.70%, 04/01/29(a)	513	498,851
5.50%, 08/01/33	499	503,523
5.25%, 03/15/36	450	434,407
Southern California Edison Co.
5.85%, 11/01/27	300	303,992
5.30%, 03/01/28	495	498,850
5.65%, 10/01/28	378	384,186
5.15%, 06/01/29	500	502,553
2.85%, 08/01/29	234	220,399
5.25%, 03/15/30	400	402,384
2.25%, 06/01/30	432	389,393
5.45%, 06/01/31	408	412,261
4.95%, 09/15/31	300	296,320
2.75%, 02/01/32	413	365,076
5.95%, 11/01/32	525	541,082
4.80%, 03/15/33	250	241,582
5.45%, 03/01/35(a)	500	491,340
Series 2004B, 6.00%, 01/15/34	332	339,130
Series 2004-G, 5.75%, 04/01/35(a)	250	249,926
Series 2005-E, 5.35%, 07/15/35(a)	200	193,914
Series A, 4.20%, 03/01/29(a)	250	245,511
Series B, 3.65%, 03/01/28	275	270,301
Series G, 2.50%, 06/01/31	349	308,844
Southern Co.
5.11%, 08/01/27	500	502,854
4.85%, 06/15/28	570	572,020
5.50%, 03/15/29	471	479,318
5.70%, 10/15/32	350	359,916
5.20%, 06/15/33	1,370	1,359,948
5.70%, 03/15/34	302	307,591
4.85%, 03/15/35	1,550	1,483,095
Series 2021-B, 1.75%, 03/15/28(a)	304	290,606
Series A, 3.70%, 04/30/30	458	439,368

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Southern Power Co.
4.80%, 06/15/31	$300	$ 296,621
Series A, 4.25%, 10/01/30	500	487,093
Series B, 4.90%, 10/01/35	400	379,929
Southwestern Electric Power Co.
5.30%, 04/01/33	550	547,756
5.20%, 04/01/36(a)	875	845,151
Series M, 4.10%, 09/15/28	229	225,772
Southwestern Public Service Co.
5.30%, 05/15/35	325	319,491
5.30%, 08/15/36	295	287,544
System Energy Resources, Inc.
6.00%, 04/15/28	400	407,376
5.30%, 12/15/34	385	377,276
Tampa Electric Co.
4.90%, 03/01/29	390	391,157
2.40%, 03/15/31	306	273,903
5.15%, 03/01/35	450	441,711
Tucson Electric Power Co.
1.50%, 08/01/30	116	101,586
3.25%, 05/15/32	250	226,731
5.20%, 09/15/34	275	272,726
Union Electric Co.
3.50%, 03/15/29(a)	200	194,226
2.95%, 03/15/30	254	238,337
2.15%, 03/15/32	431	373,560
5.20%, 04/01/34	275	273,536
5.25%, 04/15/35	325	321,470
4.80%, 03/15/36	275	261,926
Virginia Electric and Power Co.
2.30%, 11/15/31	413	362,873
2.40%, 03/30/32	180	156,950
5.00%, 04/01/33	525	518,249
5.30%, 08/15/33	550	551,196
5.00%, 01/15/34	500	489,563
5.05%, 08/15/34	595	582,363
5.15%, 03/15/35	625	610,814
4.95%, 03/15/36	1,100	1,046,896
Series A, 3.80%, 04/01/28	413	407,677
Series A, 2.88%, 07/15/29	429	407,850
Series B, 6.00%, 01/15/36	500	515,465
Series C, 4.90%, 09/15/35	750	717,125
Vistra Operations Co. LLC(b)
5.00%, 04/30/31	700	688,878
5.25%, 04/30/33	450	439,374
5.55%, 04/30/36	1,000	973,232
WEC Energy Group, Inc.
5.15%, 10/01/27	500	502,936
1.38%, 10/15/27	350	337,207
4.75%, 01/15/28(a)	375	375,712
2.20%, 12/15/28	200	188,813
1.80%, 10/15/30	203	179,215
Wisconsin Electric Power Co.
1.70%, 06/15/28(a)	159	151,015
5.00%, 05/15/29	225	226,954
4.15%, 10/15/30	620	602,696
4.65%, 06/15/31	250	247,043
4.75%, 09/30/32	155	153,461
5.63%, 05/15/33	200	206,144
4.60%, 10/01/34	185	177,947
5.10%, 06/15/36(a)	250	245,028
Security	Par (000)	Value
Electric Utilities (continued)
Wisconsin Power and Light Co.
3.05%, 10/15/27	$252	$ 247,610
3.00%, 07/01/29	79	75,430
1.95%, 09/16/31	44	37,956
3.95%, 09/01/32	150	141,314
4.95%, 04/01/33	40	39,355
5.38%, 03/30/34	185	184,791
Wisconsin Public Service Corp.
4.55%, 12/01/29(a)	220	218,811
4.25%, 01/15/31	200	195,051
Xcel Energy, Inc.
4.75%, 03/21/28	175	175,135
4.00%, 06/15/28(a)	479	473,439
2.60%, 12/01/29	380	353,711
3.40%, 06/01/30	350	331,116
2.35%, 11/15/31	179	156,114
4.60%, 06/01/32	497	482,139
5.45%, 08/15/33	500	501,377
5.50%, 03/15/34	355	354,379
5.60%, 04/15/35(a)	475	475,002
		215,962,965
Electronic Equipment, Instruments & Components — 0.9%
ABB Finance USA, Inc., 3.80%, 04/03/28	260	256,974
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	250	221,903
Allegion PLC, 3.50%, 10/01/29	219	209,840
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27	250	247,101
5.41%, 07/01/32	178	179,671
5.60%, 05/29/34	225	226,323
Amphenol Corp.
3.80%, 11/15/27	530	525,779
4.38%, 06/12/28	502	500,511
3.90%, 11/15/28	245	241,545
5.05%, 04/05/29	175	176,743
4.35%, 06/01/29	350	347,189
2.80%, 02/15/30	385	359,341
4.13%, 11/15/30	355	344,936
2.20%, 09/15/31	597	525,204
4.40%, 02/15/33	590	565,836
5.25%, 04/05/34	375	375,348
5.00%, 01/15/35(a)	500	488,934
4.63%, 02/15/36	575	542,013
Arrow Electronics, Inc.
3.88%, 01/12/28	350	344,983
5.15%, 08/21/29	100	100,320
2.95%, 02/15/32	329	288,922
5.88%, 04/10/34	150	151,560
Avnet, Inc.
6.25%, 03/15/28	160	162,996
3.00%, 05/15/31	165	148,281
5.50%, 06/01/32	330	329,378
CDW LLC/CDW Finance Corp.
4.25%, 04/01/28	379	373,829
3.28%, 12/01/28	316	303,378
3.25%, 02/15/29	371	353,440
5.10%, 03/01/30	378	374,133
3.57%, 12/01/31	784	711,133
5.55%, 08/22/34	300	290,757
Eaton Capital ULC, 4.45%, 05/09/30	200	197,243
Emerson Electric Co.
1.80%, 10/15/27	400	387,871
2.00%, 12/21/28	728	686,485
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Emerson Electric Co. (continued)
1.95%, 10/15/30	$275	$ 245,516
2.20%, 12/21/31	650	569,712
5.00%, 03/15/35(a)	105	103,355
Flex Ltd.
6.00%, 01/15/28	236	239,214
4.88%, 06/15/29	263	262,055
4.88%, 05/12/30	243	239,629
5.25%, 01/15/32	350	344,907
5.38%, 11/13/35(a)	325	310,819
GE Vernova, Inc.
4.25%, 02/04/31	265	258,337
4.88%, 02/04/36	640	615,061
Honeywell International, Inc.
2.70%, 08/15/29	331	312,230
1.95%, 06/01/30	397	357,469
1.75%, 09/01/31	771	663,232
5.00%, 02/15/33	176	176,302
4.50%, 01/15/34	466	447,182
5.00%, 03/01/35(a)	874	858,318
Hubbell, Inc.
3.15%, 08/15/27	254	250,578
3.50%, 02/15/28	250	245,881
2.30%, 03/15/31	254	226,340
4.65%, 06/15/31	250	246,527
4.90%, 06/15/33	450	439,448
4.80%, 11/15/35	175	166,260
5.15%, 06/15/36	340	330,327
Jabil, Inc.
3.95%, 01/12/28	250	247,004
4.20%, 02/01/29	255	250,328
5.45%, 02/01/29	75	75,746
3.60%, 01/15/30	250	237,551
3.00%, 01/15/31	319	290,263
4.75%, 02/01/33	335	321,437
Keysight Technologies, Inc.
3.00%, 10/30/29	210	198,241
5.35%, 07/30/30	484	490,428
4.95%, 10/15/34	232	224,363
nVent Finance SARL
4.55%, 04/15/28	354	352,069
2.75%, 11/15/31	70	61,937
5.65%, 05/15/33	224	226,969
TD SYNNEX Corp.
2.38%, 08/09/28	321	305,136
4.30%, 01/17/29	250	245,775
2.65%, 08/09/31	273	240,304
6.10%, 04/12/34	391	398,126
5.30%, 10/10/35	450	430,581
Trimble, Inc.
4.90%, 06/15/28	450	449,325
6.10%, 03/15/33	500	515,062
Tyco Electronics Group SA
3.13%, 08/15/27	250	246,712
4.63%, 02/01/30	75	74,435
4.50%, 02/09/31	250	246,171
2.50%, 02/04/32	355	311,575
5.00%, 05/09/35	125	121,441
4.88%, 02/09/36(a)	210	201,169
Security	Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Vertiv Holdings Co., 4.85%, 03/15/36	$335	$ 315,981
Vontier Corp.
2.40%, 04/01/28	200	192,044
2.95%, 04/01/31(a)	350	315,893
		27,034,665
Energy Equipment & Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co- Obligor, Inc.
3.34%, 12/15/27	699	688,397
4.05%, 03/11/29	220	216,284
3.14%, 11/07/29	243	231,036
4.49%, 05/01/30	350	345,345
4.35%, 06/15/31	925	898,854
4.65%, 06/15/33	750	723,137
5.00%, 06/15/36	785	753,730
Halliburton Co.(a)
2.92%, 03/01/30	511	477,360
4.85%, 11/15/35	600	569,154
NOV, Inc., 3.60%, 12/01/29	329	315,556
Schlumberger Investment
4.55%, 05/07/31	225	221,735
4.80%, 05/07/33	225	220,985
5.15%, 05/07/36	225	219,948
Schlumberger Investment SA, 2.65%, 06/26/30	542	501,603
		6,383,124
Environmental, Maintenance & Security Service — 0.5%
Republic Services, Inc.
3.38%, 11/15/27	400	394,706
3.95%, 05/15/28	492	487,261
4.88%, 04/01/29	455	456,937
5.00%, 11/15/29	200	201,727
2.30%, 03/01/30(a)	444	407,430
4.75%, 07/15/30(a)	235	234,514
1.45%, 02/15/31	427	367,827
4.75%, 07/15/31	295	292,968
1.75%, 02/15/32	405	342,981
2.38%, 03/15/33(a)	450	384,277
5.00%, 12/15/33	482	478,936
5.00%, 04/01/34	150	148,204
5.20%, 11/15/34	245	244,266
5.15%, 03/15/35(a)	270	268,946
5.00%, 07/15/36	295	286,850
Veralto Corp.
5.35%, 09/18/28	325	328,627
4.85%, 01/15/32	305	301,342
5.45%, 09/18/33	425	428,304
Waste Connections, Inc.
4.25%, 12/01/28	200	198,240
3.50%, 05/01/29	254	246,313
2.60%, 02/01/30	226	210,393
2.20%, 01/15/32(a)	479	416,161
3.20%, 06/01/32	274	249,407
4.20%, 01/15/33	260	246,772
5.00%, 03/01/34	325	320,040
5.25%, 09/01/35(a)	100	99,476
4.80%, 07/15/36	225	215,111
Waste Management, Inc.
3.15%, 11/15/27	617	607,267
1.15%, 03/15/28(a)	374	354,914

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Waste Management, Inc. (continued)
4.50%, 03/15/28	$625	$ 625,201
3.88%, 01/15/29	250	245,545
4.88%, 02/15/29	225	226,216
2.00%, 06/01/29	159	148,170
4.63%, 02/15/30	150	149,444
4.65%, 03/15/30	425	423,402
1.50%, 03/15/31(a)	557	480,617
4.95%, 07/03/31	245	245,847
4.80%, 03/15/32	525	522,332
4.15%, 04/15/32	474	457,238
4.63%, 02/15/33(a)	270	264,154
4.88%, 02/15/34	716	707,490
4.95%, 03/15/35	950	931,135
		14,646,988
Financial Services — 2.5%
Aercap Funding DAC, 4.88%, 07/07/31	425	417,914
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.63%, 10/15/27	300	299,816
3.88%, 01/23/28	300	296,236
4.88%, 04/01/28	650	650,894
5.75%, 06/06/28	610	620,075
3.00%, 10/29/28	1,973	1,895,965
5.10%, 01/19/29	360	361,443
4.13%, 02/28/29	150	147,262
4.63%, 09/10/29	550	544,844
6.15%, 09/30/30	1,050	1,086,747
4.38%, 11/15/30	420	408,342
5.38%, 12/15/31	500	501,449
3.30%, 01/30/32	2,450	2,214,953
4.75%, 01/15/33	550	529,827
3.40%, 10/29/33	800	699,138
5.30%, 01/19/34	450	442,843
4.95%, 09/10/34	750	717,023
5.00%, 11/15/35	490	466,159
Affiliated Managers Group, Inc.
3.30%, 06/15/30	264	248,211
5.50%, 08/20/34(a)	250	245,762
5.50%, 02/15/36	275	266,472
Ally Financial, Inc.
7.10%, 11/15/27	550	564,607
2.20%, 11/02/28	285	268,793
8.00%, 11/01/31	1,161	1,281,331
8.00%, 11/01/31(a)	300	331,455
(1-day SOFR + 1.78%), 5.55%, 07/31/33(a)(c)	350	344,696
(1-day SOFR + 2.29%), 6.18%, 07/26/35(a)(c)	440	441,551
(1-day SOFR + 2.82%), 6.85%, 01/03/30(c)	491	508,297
(1-day SOFR + 3.26%), 6.99%, 06/13/29(c)	500	516,687
(1-day SOFR Index + 1.73%), 5.54%, 01/17/31(c)	305	305,242
(1-day SOFR Index + 1.96%), 5.74%, 05/15/29(c)	458	463,148
Ameriprise Financial, Inc.
5.70%, 12/15/28	375	383,731
4.80%, 06/15/31	75	74,403
4.50%, 05/13/32	113	110,187
5.15%, 05/15/33	460	459,044
5.20%, 04/15/35	425	417,025
5.35%, 06/15/36	225	220,130
Apollo Global Management, Inc.
4.60%, 01/15/31	425	415,585
6.38%, 11/15/33	325	340,923
Security	Par (000)	Value
Financial Services (continued)
Apollo Global Management, Inc. (continued)
5.15%, 08/12/35(a)	$650	$ 621,142
5.70%, 03/30/36	250	246,622
Ares Management Corp., 6.38%, 11/10/28	254	261,687
BGC Group, Inc.
8.00%, 05/25/28	200	208,444
6.15%, 04/02/30	275	278,916
Blackstone Reg Finance Co. LLC(a)
4.30%, 11/03/30	120	116,966
5.00%, 12/06/34	606	586,336
4.95%, 02/15/36	45	42,874
Blue Owl Finance LLC
3.13%, 06/10/31(a)	398	347,635
4.38%, 02/15/32	300	273,047
6.25%, 04/18/34(a)	620	600,265
Brookfield Asset Management Ltd.
4.65%, 11/15/30	375	366,728
4.83%, 04/15/31	300	294,266
5.80%, 04/24/35	450	450,304
5.30%, 01/15/36(a)	525	503,286
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	399	345,469
Brookfield Finance, Inc.
3.90%, 01/25/28	619	611,926
4.85%, 03/29/29	350	349,545
4.35%, 04/15/30	263	256,834
2.72%, 04/15/31(a)	305	274,823
6.35%, 01/05/34	450	469,691
5.68%, 01/15/35(a)	200	199,505
5.33%, 01/15/36(a)	470	453,623
Carlyle Group, Inc., 5.05%, 09/19/35(a)	495	469,856
Cboe Global Markets, Inc.
1.63%, 12/15/30	259	224,009
3.00%, 03/16/32	67	59,951
Charles Schwab Corp.
3.20%, 01/25/28	525	514,843
2.00%, 03/20/28	754	723,990
4.00%, 02/01/29	442	436,142
3.25%, 05/22/29(a)	532	512,978
2.75%, 10/01/29	379	356,774
4.63%, 03/22/30(a)	179	178,569
1.65%, 03/11/31	413	357,901
2.30%, 05/13/31	663	589,717
1.95%, 12/01/31	550	474,132
2.90%, 03/03/32(a)	660	592,875
(1-day SOFR + 0.78%), 4.74%, 05/21/30(c)	375	374,043
(1-day SOFR + 0.94%), 4.34%, 11/14/31(c)	625	609,790
(1-day SOFR + 1.23%), 4.91%, 11/14/36(c)	675	644,957
(1-day SOFR + 1.28%), 5.49%, 05/21/37(c)	375	372,430
(1-day SOFR + 1.88%), 6.20%, 11/17/29(c)	904	932,012
(1-day SOFR + 2.01%), 6.14%, 08/24/34(c)	795	830,482
(1-day SOFR + 2.21%), 5.64%, 05/19/29(c)	562	571,787
(1-day SOFR + 2.50%), 5.85%, 05/19/34(c)	856	880,670
CI Financial Corp., 3.20%, 12/17/30	646	584,354
CME Group, Inc.
3.75%, 06/15/28	433	427,990
4.40%, 03/15/30	510	504,368
2.65%, 03/15/32	421	376,139
Enact Holdings, Inc., 6.25%, 05/28/29	350	358,764
Franklin Resources, Inc., 1.60%, 10/30/30	500	437,549
Hercules Capital, Inc.
5.35%, 02/10/29(a)	100	98,743
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
Hercules Capital, Inc. (continued)
6.00%, 06/16/30(a)	$225	$ 222,955
6.30%, 07/24/31	50	49,356
Intercontinental Exchange, Inc.
3.10%, 09/15/27(a)	134	132,026
4.00%, 09/15/27(a)	885	880,747
3.63%, 09/01/28(a)	678	664,334
3.75%, 09/21/28(a)	376	369,016
3.95%, 12/01/28(a)	75	73,870
4.35%, 06/15/29	603	596,788
2.10%, 06/15/30	637	575,333
4.20%, 03/15/31	285	276,207
5.25%, 06/15/31	375	379,571
1.85%, 09/15/32(a)	738	615,710
4.60%, 03/15/33	600	580,356
Jefferies Financial Group, Inc.
5.88%, 07/21/28	535	544,703
4.15%, 01/23/30	679	651,794
5.13%, 04/28/31	450	440,609
2.63%, 10/15/31	629	544,704
2.75%, 10/15/32	374	316,815
6.20%, 04/14/34	925	934,012
5.50%, 02/15/36	875	827,928
KKR & Co., Inc., 5.10%, 08/07/35(a)	600	571,017
Lazard Group LLC
4.50%, 09/19/28	100	99,360
4.38%, 03/11/29	79	77,846
6.00%, 03/15/31	219	225,413
5.63%, 08/01/35	75	73,970
LPL Holdings, Inc.
4.90%, 04/03/28	275	274,879
6.75%, 11/17/28	550	570,216
5.20%, 03/15/30	302	301,646
5.15%, 06/15/30	275	273,919
6.00%, 05/20/34	250	251,699
5.65%, 03/15/35	200	195,245
5.75%, 06/15/35	325	319,629
Marex Group PLC
5.83%, 05/08/28	300	301,428
6.40%, 11/04/29	400	408,458
5.68%, 04/21/31	300	296,728
Nasdaq, Inc.
5.35%, 06/28/28	302	305,552
1.65%, 01/15/31	343	298,338
5.55%, 02/15/34	478	483,406
Nomura Holdings, Inc.
5.84%, 01/18/28	200	202,929
6.07%, 07/12/28	550	562,293
2.17%, 07/14/28	650	618,303
2.71%, 01/22/29	478	453,092
5.00%, 06/29/29	475	474,650
5.61%, 07/06/29	400	406,187
3.10%, 01/16/30	835	780,674
4.90%, 07/01/30	200	197,812
2.68%, 07/16/30	510	464,022
2.61%, 07/14/31	650	574,137
5.17%, 07/14/31	475	471,305
3.00%, 01/22/32	450	400,889
6.18%, 01/18/33(a)	600	624,224
6.09%, 07/12/33	300	311,032
5.78%, 07/03/34(a)	655	664,572
5.49%, 06/29/35(a)	400	398,299
Security	Par (000)	Value
Financial Services (continued)
Nomura Holdings, Inc. (continued)
5.55%, 07/14/36	$475	$ 465,851
(5-year CMT + 1.30%), 5.04%, 06/10/36(a)(c)	400	387,438
ORIX Corp.
5.00%, 09/13/27(a)	200	200,757
4.65%, 09/10/29	525	522,343
4.45%, 09/09/30	225	220,053
2.25%, 03/09/31	413	365,110
4.00%, 04/13/32(a)	363	343,293
5.20%, 09/13/32(a)	400	401,229
5.40%, 02/25/35	325	322,821
Radian Group, Inc., 6.20%, 05/15/29	225	231,581
Raymond James Financial, Inc.
4.65%, 04/01/30(a)	186	184,913
4.90%, 09/11/35	405	386,475
Stifel Financial Corp., 4.00%, 05/15/30	18	17,296
Sumisho Air Lease Corp.
3.63%, 12/01/27	130	128,087
5.85%, 12/15/27(a)	654	662,455
5.30%, 02/01/28	300	301,752
4.40%, 03/24/28(b)	525	521,454
2.10%, 09/01/28	213	201,239
4.63%, 10/01/28(a)	400	397,574
5.10%, 03/01/29	275	275,508
4.50%, 03/24/29(b)	525	518,785
3.25%, 10/01/29	413	391,170
3.00%, 02/01/30	329	306,068
3.13%, 12/01/30	509	467,770
4.85%, 03/24/31(b)	525	514,761
5.20%, 07/15/31	325	322,956
2.88%, 01/15/32	450	398,333
5.50%, 03/24/36(b)	525	511,241
TPG Operating Group II LP
4.88%, 05/15/31	100	97,751
5.88%, 03/05/34(a)	176	176,775
5.38%, 01/15/36	350	336,789
UBS Americas, Inc., 7.13%, 07/15/32(a)	70	76,970
Voya Financial, Inc.
5.00%, 09/20/34(a)	285	274,840
5.05%, 03/02/36(a)	225	213,726
(3-mo. SOFR US + 2.34%), 4.70%, 01/23/48(c)	200	196,211
		76,115,337
Food Products — 1.2%
Ahold Finance USA LLC, 6.88%, 05/01/29	84	88,333
Archer-Daniels-Midland Co.
3.25%, 03/27/30	200	189,654
2.90%, 03/01/32(a)	473	426,219
4.50%, 08/15/33(a)	60	58,372
5.38%, 09/15/35	300	302,661
Bunge Ltd. Finance Corp.
3.75%, 09/25/27	481	476,696
4.10%, 01/07/28(a)	225	223,448
4.20%, 09/17/29	481	472,599
4.55%, 08/04/30	425	418,900
3.20%, 04/21/31	250	231,056
2.75%, 05/14/31(a)	485	438,922
4.80%, 03/19/33	225	219,829
4.65%, 09/17/34	335	319,039
5.15%, 08/04/35	425	415,185
5.15%, 03/19/36	425	413,263
Campbell’s Co., 4.55%, 03/21/31	175	169,027

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food Products (continued)
Conagra Brands, Inc.
1.38%, 11/01/27	$597	$ 572,458
7.00%, 10/01/28(a)	150	156,115
4.85%, 11/01/28	804	801,933
5.00%, 08/01/30	300	296,591
8.25%, 09/15/30	200	221,801
5.40%, 08/01/31	160	159,819
5.75%, 08/01/35(a)	150	148,687
Flowers Foods, Inc.
2.40%, 03/15/31	350	301,258
5.75%, 03/15/35(a)	178	167,847
General Mills, Inc.
4.20%, 04/17/28	829	822,502
5.50%, 10/17/28	365	371,249
4.88%, 01/30/30	300	299,229
2.88%, 04/15/30	337	313,323
2.25%, 10/14/31	279	243,556
4.95%, 03/29/33	620	606,971
5.25%, 01/30/35(a)	350	344,287
Hershey Co.
4.55%, 02/24/28	220	220,537
4.25%, 05/04/28	35	34,863
2.45%, 11/15/29	225	209,595
4.75%, 02/24/30	125	125,269
1.70%, 06/01/30	208	186,004
4.95%, 02/24/32	325	326,142
4.50%, 05/04/33	302	294,502
5.10%, 02/24/35	325	325,133
Hormel Foods Corp.
1.70%, 06/03/28	277	263,356
1.80%, 06/11/30	600	536,381
Ingredion, Inc., 2.90%, 06/01/30(a)	250	232,455
J.M. Smucker Co.
3.38%, 12/15/27(a)	250	246,065
5.90%, 11/15/28	375	384,472
2.38%, 03/15/30	250	229,424
2.13%, 03/15/32	179	152,628
6.20%, 11/15/33	425	446,504
4.25%, 03/15/35	348	318,571
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 02/02/29	172	164,558
3.75%, 12/01/31	266	246,725
3.63%, 01/15/32	750	688,882
3.00%, 05/15/32	538	474,207
5.75%, 04/01/33	1,057	1,071,640
5.95%, 04/20/35	350	354,217
5.50%, 01/15/36(a)	800	782,018
Kellanova
3.40%, 11/15/27	450	444,220
4.30%, 05/15/28(a)	379	377,575
2.10%, 06/01/30	134	121,280
5.25%, 03/01/33(a)	200	200,425
Series B, 7.45%, 04/01/31	400	441,386
Kraft Heinz Foods Co.
4.63%, 01/30/29	163	162,803
3.75%, 04/01/30	491	471,063
4.25%, 03/01/31	263	254,828
5.20%, 03/15/32	175	175,270
6.75%, 03/15/32	80	85,940
5.40%, 03/15/35(a)	325	321,418
Security	Par (000)	Value
Food Products (continued)
Kraft Heinz Foods Co. (continued)
5.00%, 07/15/35	$400	$ 382,225
Kroger Co.
3.70%, 08/01/27	413	409,977
4.50%, 01/15/29	229	227,823
2.20%, 05/01/30(a)	393	356,704
1.70%, 01/15/31	283	246,622
7.50%, 04/01/31	252	278,759
5.00%, 09/15/34	970	939,575
McCormick & Co., Inc.
3.40%, 08/15/27	350	346,001
4.15%, 02/15/29	200	196,921
2.50%, 04/15/30	209	191,916
1.85%, 02/15/31	314	274,249
4.95%, 04/15/33	300	294,214
4.70%, 10/15/34	175	166,250
Mondelez International, Inc.
4.25%, 05/06/28	442	439,387
4.13%, 05/07/28	260	257,824
4.75%, 02/20/29	275	275,369
2.75%, 04/13/30	459	426,086
4.50%, 05/06/30	150	147,870
1.50%, 02/04/31	90	77,715
3.00%, 03/17/32	350	314,879
1.88%, 10/15/32(a)	413	348,630
4.75%, 08/28/34(a)	175	168,518
5.13%, 05/06/35	200	196,603
Pilgrim’s Pride Corp.
4.25%, 04/15/31	450	427,703
3.50%, 03/01/32(a)	284	255,646
6.25%, 07/01/33	550	565,827
6.88%, 05/15/34	400	426,101
Sysco Corp.
5.75%, 01/17/29	200	204,188
2.40%, 02/15/30	198	181,175
5.95%, 04/01/30	131	134,619
5.10%, 09/23/30	495	495,244
4.40%, 07/25/31	225	217,350
2.45%, 12/14/31	329	288,896
6.00%, 01/17/34(a)	50	51,618
5.40%, 03/23/35	375	369,667
5.38%, 09/21/35	300	293,677
4.95%, 03/25/36(a)	225	211,953
The Campbell’s Co.
4.15%, 03/15/28	600	593,877
5.20%, 03/21/29	125	125,625
2.38%, 04/24/30(a)	359	324,216
5.40%, 03/21/34(a)	575	555,148
4.75%, 03/23/35(a)	388	355,130
Tyson Foods, Inc.
4.35%, 03/01/29	550	543,942
5.40%, 03/15/29	25	25,371
5.70%, 03/15/34	529	536,905
4.88%, 08/15/34	300	287,792
4.95%, 02/20/36	225	214,392
		36,711,364
Gas Utilities — 0.6%
Atmos Energy Corp.
2.63%, 09/15/29	396	373,505
1.50%, 01/15/31	429	371,948
4.75%, 01/15/32	360	355,222
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas Utilities (continued)
Atmos Energy Corp. (continued)
5.45%, 10/15/32	$50	$ 50,901
5.90%, 11/15/33	400	416,922
5.20%, 08/15/35(a)	335	332,598
CenterPoint Energy Resources Corp.
5.25%, 03/01/28(a)	615	621,204
4.00%, 04/01/28	200	197,910
1.75%, 10/01/30	359	317,402
5.40%, 07/01/34	340	339,979
National Fuel Gas Co.
3.95%, 09/15/27	252	249,761
4.75%, 09/01/28	252	251,735
4.75%, 05/15/29	175	173,771
5.50%, 03/15/30	340	343,353
2.95%, 03/01/31	413	374,136
5.05%, 10/15/31	25	24,663
5.95%, 03/15/35	110	111,836
5.50%, 05/15/36	285	276,433
NiSource, Inc.
5.25%, 03/30/28	821	828,688
5.20%, 07/01/29	500	505,821
2.95%, 09/01/29	629	595,662
3.60%, 05/01/30	750	715,475
1.70%, 02/15/31	666	576,983
4.75%, 05/18/31(a)	300	296,346
5.40%, 06/30/33	410	413,077
5.35%, 04/01/34	725	725,154
5.35%, 07/15/35	600	592,524
5.30%, 05/18/36	140	136,870
ONE Gas, Inc.
5.10%, 04/01/29	367	370,547
2.00%, 05/15/30	200	180,470
4.25%, 09/01/32	300	289,396
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29	350	338,347
2.50%, 03/15/31(a)	63	56,577
5.40%, 06/15/33	110	110,966
5.10%, 02/15/35	250	243,435
Southern California Gas Co.
5.20%, 06/01/33	370	369,549
5.05%, 09/01/34	1,175	1,152,834
5.45%, 06/15/35	1,075	1,078,245
Series XX, 2.55%, 02/01/30	629	583,803
Southern Co. Gas Capital Corp.
5.15%, 09/15/32	350	350,860
5.75%, 09/15/33	300	307,490
4.95%, 09/15/34	275	266,989
Series 2020-A, 1.75%, 01/15/31(a)	373	326,300
Series A, 4.05%, 09/15/28	235	232,077
Series B, 5.10%, 09/15/35	335	324,906
Southwest Gas Corp.
5.80%, 12/01/27	300	303,697
5.45%, 03/23/28	265	267,674
3.70%, 04/01/28	100	98,396
2.20%, 06/15/30	179	161,408
4.05%, 03/15/32	425	402,109
Spire Missouri, Inc.
4.80%, 02/15/33	250	244,670
Security	Par (000)	Value
Gas Utilities (continued)
Spire Missouri, Inc. (continued)
Series 2034, 5.15%, 08/15/34	$250	$ 247,158
Spire, Inc., 4.60%, 09/01/31	140	136,452
		19,014,234
Ground Transportation — 0.5%
Canadian National Railway Co.
6.90%, 07/15/28	250	260,668
4.35%, 05/12/29	110	108,884
4.20%, 03/12/31	175	169,964
3.85%, 08/05/32	450	423,846
5.85%, 11/01/33(a)	180	189,459
6.25%, 08/01/34	401	428,969
4.38%, 09/18/34(a)	603	572,370
4.75%, 11/12/35(a)	175	168,687
4.95%, 05/12/36(a)	150	146,197
Canadian Pacific Railway Co.
4.00%, 06/01/28	300	297,045
4.00%, 03/15/29	275	270,003
2.88%, 11/15/29	257	242,468
2.05%, 03/05/30	179	162,716
4.80%, 03/30/30	150	149,739
7.13%, 10/15/31	163	178,146
2.45%, 12/02/31	772	680,025
5.20%, 03/30/35	50	49,631
4.80%, 09/15/35	50	48,067
CSX Corp.
3.80%, 03/01/28	457	452,188
4.25%, 03/15/29	426	422,214
2.40%, 02/15/30(a)	329	304,209
4.10%, 11/15/32	650	622,560
5.20%, 11/15/33(a)	300	301,602
5.05%, 06/15/35	575	566,169
Fedex Freight Holding Co., Inc., 5.25%, 03/15/36(b)	800	763,192
JB Hunt Transport Services, Inc., 4.90%, 03/15/30	366	365,096
Kirby Corp., 4.20%, 03/01/28	250	247,895
Norfolk Southern Corp.
3.80%, 08/01/28	446	439,726
2.55%, 11/01/29	57	53,263
5.05%, 08/01/30	290	292,432
2.30%, 05/15/31(a)	372	330,798
3.00%, 03/15/32	174	157,678
4.45%, 03/01/33	314	303,100
5.55%, 03/15/34	250	255,509
5.10%, 05/01/35	300	295,410
Union Pacific Corp.
3.95%, 09/10/28	629	622,045
6.63%, 02/01/29	238	249,634
3.70%, 03/01/29	62	60,628
2.40%, 02/05/30	250	231,189
2.38%, 05/20/31	383	343,024
2.80%, 02/14/32	650	584,493
4.50%, 01/20/33	462	451,947
3.38%, 02/01/35	105	91,665
5.10%, 02/20/35(a)	500	498,424
2.89%, 04/06/36(a)	400	330,473
		14,183,447
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories
1.15%, 01/30/28(a)	338	322,595

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Abbott Laboratories (continued)
3.70%, 03/09/29	$100	$ 97,718
1.40%, 06/30/30	216	190,709
4.00%, 03/15/31	1,050	1,014,954
4.30%, 03/15/33	1,050	1,006,212
4.65%, 03/15/36	1,800	1,709,870
Agilent Technologies, Inc.
4.20%, 09/09/27	483	481,237
2.10%, 06/04/30	360	324,534
2.30%, 03/12/31	330	293,614
4.90%, 01/15/32(b)	350	346,603
4.75%, 09/09/34(a)	325	312,939
Augusta SpinCo Corp.
4.40%, 03/23/29	325	321,562
4.66%, 03/23/31	175	172,140
4.95%, 03/23/33	325	318,951
5.25%, 03/23/36	625	613,788
Baxter International, Inc.
2.27%, 12/01/28	780	732,843
4.45%, 02/15/29	105	103,382
3.95%, 04/01/30(a)	413	395,285
4.90%, 12/15/30	415	407,305
1.73%, 04/01/31	400	338,470
2.54%, 02/01/32	940	803,701
5.65%, 12/15/35(a)	650	635,424
Boston Scientific Corp.
4.00%, 03/01/28	200	198,558
2.65%, 06/01/30	771	711,855
6.25%, 11/15/35	200	213,705
Dentsply Sirona, Inc., 3.25%, 06/01/30(a)	400	369,886
DH Europe Finance II SARL, 2.60%, 11/15/29(a)	366	342,007
Edwards Lifesciences Corp., 4.30%, 06/15/28	400	397,470
GE HealthCare Technologies, Inc.
5.65%, 11/15/27	1,000	1,012,216
4.15%, 12/15/28	225	222,318
4.80%, 08/14/29	35	35,012
5.86%, 03/15/30	650	667,774
4.80%, 01/15/31	450	446,421
5.91%, 11/22/32	1,000	1,037,518
5.50%, 06/15/35	312	311,376
4.95%, 12/15/35(a)	290	277,268
Medtronic Global Holdings SCA(a)
4.25%, 03/30/28	650	647,512
4.50%, 03/30/33	555	536,066
Medtronic, Inc., 4.38%, 03/15/35	788	742,791
Revvity, Inc.
1.90%, 09/15/28	80	75,312
3.30%, 09/15/29	529	503,478
2.55%, 03/15/31	200	178,830
2.25%, 09/15/31	368	319,977
Smith & Nephew PLC, 5.40%, 03/20/34	240	237,380
Solventum Corp.
5.40%, 03/01/29	264	267,205
5.45%, 03/13/31	650	658,961
5.60%, 03/23/34	684	688,264
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31	334	300,775
Stryker Corp.
4.70%, 02/10/28(a)	400	400,577
3.65%, 03/07/28	350	344,864
4.85%, 12/08/28	200	200,693
4.25%, 09/11/29	350	345,358
4.85%, 02/10/30	400	399,784
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Stryker Corp. (continued)
1.95%, 06/15/30	$660	$ 592,845
4.63%, 09/11/34	246	235,927
5.20%, 02/10/35(a)	404	400,589
Thermo Fisher Scientific, Inc.
4.80%, 11/21/27(a)	387	389,029
1.75%, 10/15/28	225	211,814
5.00%, 01/31/29(a)	106	106,962
2.60%, 10/01/29	530	497,572
4.98%, 08/10/30	370	372,222
4.22%, 02/12/31	140	136,249
4.20%, 03/01/31	260	252,758
4.47%, 10/07/32	300	291,404
4.95%, 11/21/32(a)	482	481,425
4.55%, 06/15/33	130	125,923
5.09%, 08/10/33	283	282,170
5.20%, 01/31/34	350	350,553
4.79%, 10/07/35	400	384,847
4.90%, 02/12/36	850	821,699
Zimmer Biomet Holdings, Inc.
5.35%, 12/01/28	250	253,164
5.05%, 02/19/30	225	225,813
2.60%, 11/24/31	561	497,360
5.20%, 09/15/34	475	466,615
5.50%, 02/19/35(a)	175	174,903
		31,586,890
Health Care Providers & Services — 1.9%
Adventist Health System
5.43%, 03/01/32(a)	200	201,934
5.76%, 12/01/34	300	302,519
Adventist Health System/West, Series 2025, 4.74%, 12/01/30	165	162,173
Ascension Health
Series 2025, 4.08%, 11/15/28	100	98,846
Series 2025, 4.29%, 11/15/30	330	322,555
Series 2025, 4.92%, 11/15/35	250	242,369
Series B, 2.53%, 11/15/29	797	744,388
Banner Health, 2.34%, 01/01/30	500	460,630
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30	57	50,245
Bon Secours Mercy Health, Inc., 3.46%, 06/01/30	130	124,275
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	130	114,728
CHRISTUS Health, Series C, 4.34%, 07/01/28(a)	100	99,083
Cigna Group
3.05%, 10/15/27	179	176,073
4.38%, 10/15/28	1,869	1,856,387
5.00%, 05/15/29	550	553,863
2.40%, 03/15/30	657	602,948
4.50%, 09/15/30	675	665,247
2.38%, 03/15/31	740	661,313
5.13%, 05/15/31(a)	500	503,574
4.88%, 09/15/32	625	615,910
5.40%, 03/15/33	340	343,284
5.25%, 01/15/36	975	956,201
CommonSpirit Health
3.35%, 10/01/29	588	560,958
4.35%, 09/01/30	475	461,776
2.78%, 10/01/30	930	852,200
5.21%, 12/01/31	500	500,291
5.32%, 12/01/34	450	442,381
4.83%, 09/01/35(a)	200	191,045
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
CommonSpirit Health (continued)
Series 2025, 4.98%, 09/01/35	$390	$ 372,117
Elevance Health, Inc.
3.65%, 12/01/27(a)	1,122	1,109,230
4.10%, 03/01/28	754	747,830
4.00%, 09/15/28	375	369,862
5.15%, 06/15/29	110	111,056
2.88%, 09/15/29	300	283,174
4.75%, 02/15/30	355	353,021
2.25%, 05/15/30	476	433,019
2.55%, 03/15/31	442	397,690
4.95%, 11/01/31	450	447,390
4.10%, 05/15/32	208	197,409
4.60%, 09/15/32	625	606,407
4.75%, 02/15/33	200	194,210
5.38%, 06/15/34	284	283,516
5.95%, 12/15/34	400	413,044
5.00%, 01/15/36	675	649,372
5.85%, 01/15/36	100	101,589
HCA, Inc.
5.00%, 03/01/28	475	477,063
5.20%, 06/01/28	653	658,312
5.63%, 09/01/28	830	841,074
3.38%, 03/15/29	326	314,424
4.13%, 06/15/29	1,230	1,206,745
5.25%, 03/01/30	320	322,306
3.50%, 09/01/30	1,616	1,523,241
4.30%, 11/15/30(a)	350	339,371
5.45%, 04/01/31	786	796,004
4.70%, 05/15/31	600	588,670
2.38%, 07/15/31	9	7,914
5.50%, 03/01/32	465	469,866
3.63%, 03/15/32	955	879,459
4.60%, 11/15/32	455	437,468
5.00%, 05/15/33	300	292,563
5.50%, 06/01/33	780	783,361
5.60%, 04/01/34(a)	522	524,552
5.45%, 09/15/34	769	763,918
5.75%, 03/01/35	675	680,899
4.90%, 11/15/35	435	411,606
5.30%, 05/15/36	600	581,550
Humana, Inc.
5.75%, 03/01/28	115	116,615
5.75%, 12/01/28	50	50,924
3.13%, 08/15/29	263	249,932
4.88%, 04/01/30	290	287,734
5.38%, 04/15/31	905	908,927
2.15%, 02/03/32(a)	684	586,398
5.88%, 03/01/33	300	305,106
5.95%, 03/15/34	496	503,824
5.55%, 05/01/35	508	499,235
Icon Investments Six DAC
5.85%, 05/08/29	500	510,310
6.00%, 05/08/34	200	202,080
IQVIA, Inc.
5.70%, 05/15/28	350	354,585
6.25%, 02/01/29	21	21,579
Laboratory Corp. of America Holdings
3.60%, 09/01/27	413	408,828
4.35%, 04/01/30	375	367,543
4.55%, 04/01/32(a)	325	316,281
4.80%, 10/01/34	275	263,634
Security	Par (000)	Value
Health Care Providers & Services (continued)
Orlando Health Obligated Group, 5.48%, 10/01/35(a)	$200	$ 201,077
PeaceHealth Obligated Group
4.34%, 11/15/28(a)	55	54,551
4.86%, 11/15/32	270	265,272
Providence St. Joseph Health Obligated Group
5.37%, 10/01/32(a)	200	201,717
5.40%, 10/01/33	300	302,531
Series 19A, 2.53%, 10/01/29	743	691,869
Quest Diagnostics, Inc.
4.60%, 12/15/27	165	165,071
4.20%, 06/30/29(a)	363	357,576
4.63%, 12/15/29	475	472,244
2.95%, 06/30/30	550	511,913
2.80%, 06/30/31	329	297,988
5.00%, 12/15/34(a)	633	619,123
5.00%, 06/30/36(a)	225	216,850
SSM Health Care Corp., 4.89%, 06/01/28(a)	250	250,761
Stanford Health Care, Series 2020, 3.31%, 08/15/30	250	236,272
Sutter Health
Series 2025, 5.21%, 08/15/32	105	105,902
Series 2025, 5.54%, 08/15/35	315	318,335
Series 20A, 2.29%, 08/15/30	517	467,972
UnitedHealth Group, Inc.
2.95%, 10/15/27	554	544,635
5.25%, 02/15/28	525	530,929
3.85%, 06/15/28	629	621,383
4.40%, 06/15/28	280	279,329
3.88%, 12/15/28	150	147,654
4.25%, 01/15/29	614	608,747
4.70%, 04/15/29	295	295,516
4.00%, 05/15/29	300	294,956
2.88%, 08/15/29	566	537,334
4.80%, 01/15/30	625	625,603
5.30%, 02/15/30	600	609,226
2.00%, 05/15/30	586	528,918
4.65%, 01/15/31	300	297,398
4.90%, 04/15/31	425	425,315
2.30%, 05/15/31	848	753,341
4.95%, 01/15/32	564	563,264
4.20%, 05/15/32	450	432,455
5.35%, 02/15/33	658	665,072
4.50%, 04/15/33	674	648,201
5.00%, 04/15/34	425	417,460
5.15%, 07/15/34	1,150	1,140,514
5.30%, 06/15/35(a)	610	610,139
4.63%, 07/15/35	700	664,764
5.80%, 03/15/36	400	412,641
Universal Health Services, Inc.
4.63%, 10/15/29	325	319,759
2.65%, 10/15/30	550	492,284
2.65%, 01/15/32	295	255,510
5.05%, 10/15/34	290	273,105
UPMC, 5.04%, 05/15/33	614	607,621
		59,131,130
Health Care REITs — 0.5%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28	276	272,788
4.50%, 07/30/29	300	295,533
2.75%, 12/15/29	286	265,589
4.70%, 07/01/30	294	288,774
4.90%, 12/15/30	450	445,699
3.38%, 08/15/31	479	437,234

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care REITs (continued)
Alexandria Real Estate Equities, Inc. (continued)
2.00%, 05/18/32	$600	$ 500,363
1.88%, 02/01/33(a)	583	467,988
2.95%, 03/15/34	522	434,915
4.75%, 04/15/35	296	275,571
5.50%, 10/01/35(a)	300	293,388
5.25%, 03/15/36	450	431,466
DOC Dr. LLC
3.95%, 01/15/28	254	251,256
2.63%, 11/01/31	413	365,307
Healthcare Realty Holdings LP
3.10%, 02/15/30	579	541,491
2.00%, 03/15/31	400	347,887
Healthpeak OP LLC
2.13%, 12/01/28	250	235,745
3.00%, 01/15/30	288	269,748
2.88%, 01/15/31	250	227,970
5.25%, 12/15/32	330	328,459
4.75%, 01/15/33	225	217,617
5.38%, 02/15/35(a)	399	393,781
National Health Investors, Inc.
3.00%, 02/01/31	350	314,869
5.35%, 02/01/33	120	117,565
Omega Healthcare Investors, Inc.
4.75%, 01/15/28	413	412,097
3.63%, 10/01/29	356	339,937
5.20%, 07/01/30	175	174,102
3.38%, 02/01/31	582	535,039
3.25%, 04/15/33	50	43,495
Sabra Health Care LP
3.90%, 10/15/29	79	76,198
3.20%, 12/01/31	513	460,873
Ventas Realty LP
4.00%, 03/01/28	375	370,881
4.40%, 01/15/29	500	495,469
3.00%, 01/15/30	525	492,004
4.75%, 11/15/30	279	276,006
2.50%, 09/01/31	321	283,271
5.10%, 07/15/32	250	248,757
5.63%, 07/01/34	275	277,595
5.00%, 01/15/35	375	361,887
5.00%, 02/15/36(a)	240	230,310
Welltower OP LLC
4.25%, 04/15/28	450	447,477
2.05%, 01/15/29	362	340,056
4.13%, 03/15/29	229	225,669
3.10%, 01/15/30	307	290,010
4.50%, 07/01/30	650	641,084
2.75%, 01/15/31	495	452,027
2.80%, 06/01/31	370	336,353
2.75%, 01/15/32(a)	413	368,466
5.13%, 07/01/35	750	739,200
		16,939,266
Hotels, Restaurants & Leisure — 0.8%
Choice Hotels International, Inc.
3.70%, 12/01/29	280	268,411
3.70%, 01/15/31	150	140,636
5.85%, 08/01/34(a)	400	398,890
Darden Restaurants, Inc.
4.35%, 10/15/27	200	199,259
4.55%, 10/15/29	200	197,725
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Darden Restaurants, Inc. (continued)
6.30%, 10/10/33	$250	$ 262,092
Hyatt Hotels Corp.
5.05%, 03/30/28	175	175,642
4.38%, 09/15/28	229	226,881
5.25%, 06/30/29	321	323,424
5.75%, 04/23/30	263	267,803
5.38%, 12/15/31(a)	260	261,320
5.75%, 03/30/32	225	229,007
5.50%, 06/30/34(a)	250	249,106
5.40%, 12/15/35(a)	200	194,723
Las Vegas Sands Corp.
5.63%, 06/15/28	543	548,085
3.90%, 08/08/29	350	337,152
6.00%, 06/14/30	150	152,816
5.30%, 05/15/31	225	221,981
5.65%, 05/18/33	225	221,886
6.20%, 08/15/34	285	287,870
Marriott International, Inc.
5.00%, 10/15/27	434	436,025
5.55%, 10/15/28	342	347,822
4.90%, 04/15/29	340	341,030
4.88%, 05/15/29	194	194,520
4.80%, 03/15/30	368	366,265
4.50%, 10/15/31	125	122,025
5.10%, 04/15/32	345	345,090
4.50%, 05/01/33	225	214,702
5.30%, 05/15/34	480	475,129
5.35%, 03/15/35	678	670,347
5.25%, 10/15/35	375	367,241
Series AA, 4.65%, 12/01/28	150	149,791
Series FF, 4.63%, 06/15/30	829	819,929
Series GG, 3.50%, 10/15/32	526	478,657
Series HH, 2.85%, 04/15/31	602	547,966
Series II, 2.75%, 10/15/33(a)	444	378,904
Series X, 4.00%, 04/15/28	431	426,696
McDonald’s Corp.
3.80%, 04/01/28	677	668,936
4.80%, 08/14/28	450	451,861
5.00%, 05/17/29(a)	200	201,836
2.63%, 09/01/29	423	398,714
2.13%, 03/01/30	400	365,050
4.60%, 05/15/30	300	298,800
3.60%, 07/01/30(a)	424	407,443
4.40%, 02/12/31	225	221,520
4.60%, 09/09/32	400	394,399
4.95%, 08/14/33(a)	375	373,919
5.20%, 05/17/34	400	401,222
4.95%, 03/03/35(a)	622	606,719
4.70%, 12/09/35(a)	500	479,126
5.00%, 02/13/36(a)	325	317,821
Sands China Ltd.
5.40%, 08/08/28	1,250	1,256,871
2.85%, 03/08/29	400	377,243
4.38%, 06/18/30(a)	400	385,274
3.25%, 08/08/31	400	361,399
Starbucks Corp.
3.50%, 03/01/28	350	344,262
4.50%, 05/15/28	224	223,571
4.00%, 11/15/28	413	406,748
3.55%, 08/15/29(a)	460	445,354
2.25%, 03/12/30	407	371,609
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Starbucks Corp. (continued)
2.55%, 11/15/30	$860	$ 781,758
4.90%, 02/15/31	400	400,459
3.00%, 02/14/32	628	568,557
4.80%, 02/15/33	300	293,808
5.00%, 02/15/34	223	219,479
		23,870,606
Household Durables — 0.2%
D.R. Horton, Inc.
1.40%, 10/15/27	379	365,216
4.85%, 10/15/30	330	328,535
5.00%, 10/15/34	450	436,957
5.50%, 10/15/35	400	399,709
Leggett & Platt, Inc.
3.50%, 11/15/27	250	245,152
4.40%, 03/15/29	279	271,353
Lennar Corp.
4.75%, 11/29/27	309	309,277
5.20%, 07/30/30	450	452,214
Meritage Homes Corp., 5.65%, 03/15/35(a)	314	311,672
NVR, Inc., 3.00%, 05/15/30	500	465,144
PulteGroup, Inc.
4.25%, 03/01/31	125	121,155
7.88%, 06/15/32	200	226,554
6.38%, 05/15/33	100	105,712
4.90%, 03/01/36	575	549,278
Sekisui House U.S., Inc.
3.85%, 01/15/30	200	189,372
2.50%, 01/15/31	130	113,806
Sony Group Corp.
4.66%, 06/30/31	285	281,674
5.09%, 06/30/36	300	292,566
Toll Brothers Finance Corp.
4.35%, 02/15/28	225	223,684
3.80%, 11/01/29	225	217,072
5.60%, 06/15/35	300	298,946
		6,205,048
Household Products — 0.2%
Avery Dennison Corp.
4.88%, 12/06/28	350	350,780
2.65%, 04/30/30	250	230,026
2.25%, 02/15/32	113	97,457
5.75%, 03/15/33	270	277,624
Church & Dwight Co., Inc.
3.15%, 08/01/27	250	246,930
2.30%, 12/15/31	229	200,170
5.60%, 11/15/32	318	327,967
Clorox Co.
3.10%, 10/01/27	249	244,790
3.90%, 05/15/28	264	260,344
4.40%, 05/01/29	302	298,585
1.80%, 05/15/30(a)	350	312,025
4.70%, 05/15/31(a)	215	211,485
4.60%, 05/01/32	400	388,515
4.95%, 05/15/33	215	209,975
5.25%, 05/15/36	215	209,147
Kimberly-Clark Corp.
1.05%, 09/15/27	150	144,898
3.95%, 11/01/28	400	395,483
Security	Par (000)	Value
Household Products (continued)
Kimberly-Clark Corp. (continued)
3.10%, 03/26/30	$500	$ 472,325
4.50%, 02/16/33	244	239,570
		5,118,096
Industrial Conglomerates — 0.4%
3M Co.
2.88%, 10/15/27	554	543,544
3.63%, 09/14/28	446	437,926
3.38%, 03/01/29	301	291,367
2.38%, 08/26/29	516	482,060
4.80%, 03/15/30(a)	225	224,890
3.05%, 04/15/30	350	328,350
5.15%, 03/15/35(a)	75	74,122
Eaton Corp.
3.10%, 09/15/27	272	268,221
3.85%, 03/06/28	505	499,599
4.35%, 05/18/28	242	241,511
3.95%, 03/06/29	760	746,533
4.20%, 03/06/31	355	344,379
4.00%, 11/02/32(a)	324	308,952
4.50%, 03/06/33	200	193,081
4.15%, 03/15/33	428	407,249
4.80%, 03/06/36	1,725	1,653,938
Parker-Hannifin Corp.
4.25%, 09/15/27	614	612,528
3.25%, 06/14/29	409	392,916
4.50%, 09/15/29	332	329,716
4.20%, 11/21/34	272	253,509
Pentair Finance SARL
4.50%, 07/01/29	256	252,905
5.90%, 07/15/32	272	277,925
Teledyne Technologies, Inc.
2.25%, 04/01/28	602	578,822
2.75%, 04/01/31	579	523,874
Textron, Inc.
3.38%, 03/01/28	300	293,906
3.90%, 09/17/29	200	194,053
3.00%, 06/01/30	279	260,155
2.45%, 03/15/31	177	158,358
6.10%, 11/15/33	160	166,395
5.50%, 05/15/35	440	439,260
4.95%, 03/15/36	175	167,122
		11,947,166
Insurance — 2.2%
AEGON Funding Co. LLC, 5.63%, 05/07/36	225	219,232
Aegon Ltd., (6-mo. SOFR US + 3.97%), 5.50%, 04/11/48(c)	500	500,470
Aflac, Inc.
3.60%, 04/01/30	566	542,205
5.15%, 05/14/36	300	293,485
Alleghany Corp., 3.63%, 05/15/30	405	387,927
Allstate Corp.
5.05%, 06/24/29	250	252,031
1.45%, 12/15/30	393	339,625
5.35%, 06/01/33	200	201,374
5.55%, 05/09/35	350	352,970
5.95%, 04/01/36	200	206,810
American Financial Group, Inc., 5.00%, 09/23/35(a)	150	142,199
American International Group, Inc.
4.85%, 05/07/30	387	386,541
3.40%, 06/30/30	252	238,038

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
American International Group, Inc. (continued)
5.13%, 03/27/33	$340	$ 337,456
3.88%, 01/15/35	384	345,616
5.45%, 05/07/35	410	409,986
American National Group, Inc.
5.75%, 10/01/29	300	303,772
6.00%, 07/15/35(a)	500	487,993
Aon Corp.
4.50%, 12/15/28	229	227,902
2.80%, 05/15/30	595	551,047
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	295	255,802
2.60%, 12/02/31	136	120,213
5.00%, 09/12/32	150	148,782
5.35%, 02/28/33	50	50,233
Aon North America, Inc.
5.15%, 03/01/29	439	442,681
5.30%, 03/01/31	478	483,008
5.45%, 03/01/34	652	653,044
Arch Capital Group Ltd.
7.35%, 05/01/34	200	223,734
5.25%, 06/15/36	150	146,600
Arthur J Gallagher & Co.
4.60%, 12/15/27	385	385,056
4.85%, 12/15/29	465	465,162
2.40%, 11/09/31(a)	285	249,333
5.00%, 02/15/32	65	64,445
5.50%, 03/02/33	185	186,288
6.50%, 02/15/34	275	291,355
5.45%, 07/15/34	350	348,690
5.15%, 02/15/35	925	900,829
Aspen Insurance Holdings Ltd., 5.75%, 07/01/30	200	203,655
Assurant, Inc.
4.90%, 03/27/28	200	199,935
3.70%, 02/22/30	250	237,839
2.65%, 01/15/32	193	167,761
5.55%, 02/15/36	100	97,738
Assured Guaranty U.S. Holdings, Inc., 3.15%, 06/15/31	300	275,654
Athene Holding Ltd.
4.13%, 01/12/28	800	791,119
6.15%, 04/03/30(a)	323	332,403
3.50%, 01/15/31	454	421,168
6.65%, 02/01/33(a)	300	312,697
5.88%, 01/15/34(a)	400	398,865
(5-year CMT + 2.61%), 6.63%, 10/15/54(c)	400	376,676
AXIS Specialty Finance LLC
3.90%, 07/15/29	50	48,589
(5-year CMT + 3.19%), 4.90%, 01/15/40(c)	280	273,916
AXIS Specialty Finance PLC, 4.00%, 12/06/27	200	198,046
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30	263	239,178
1.45%, 10/15/30	495	436,633
2.88%, 03/15/32	458	418,429
Brighthouse Financial, Inc., 5.63%, 05/15/30(a)	429	431,628
Brown & Brown, Inc.
4.70%, 06/23/28	275	274,411
4.50%, 03/15/29	268	264,453
4.90%, 06/23/30	325	322,123
2.38%, 03/15/31	445	392,243
4.20%, 03/17/32	458	430,162
5.25%, 06/23/32	375	370,455
5.65%, 06/11/34	250	248,410
Security	Par (000)	Value
Insurance (continued)
Brown & Brown, Inc. (continued)
5.55%, 06/23/35(a)	$449	$ 440,514
Chubb INA Holdings LLC
4.65%, 08/15/29	422	421,167
1.38%, 09/15/30	726	632,249
5.00%, 03/15/34(a)	988	974,426
4.90%, 08/15/35	797	769,812
5.30%, 05/20/36	305	302,144
Cincinnati Financial Corp., 6.92%, 05/15/28	256	265,868
CNA Financial Corp.
3.45%, 08/15/27	266	263,121
3.90%, 05/01/29(a)	413	402,182
2.05%, 08/15/30	216	192,450
5.50%, 06/15/33	250	250,550
5.13%, 02/15/34	397	386,715
5.20%, 08/15/35	400	385,473
CNO Financial Group, Inc.
5.25%, 05/30/29	250	250,282
6.45%, 06/15/34	400	410,708
Corebridge Financial, Inc.
3.85%, 04/05/29	675	657,208
3.90%, 04/05/32	925	857,429
6.05%, 09/15/33	350	359,252
5.75%, 01/15/34(a)	650	656,999
(5-year CMT + 3.85%), 6.88%, 12/15/52(c)	550	556,503
Enstar Group Ltd.
4.95%, 06/01/29(a)	300	298,061
3.10%, 09/01/31	223	197,034
Equitable Holdings, Inc.
4.35%, 04/20/28	885	878,955
5.59%, 01/11/33	484	489,968
Essent Group Ltd., 6.25%, 07/01/29	75	77,139
F&G Annuities & Life, Inc.
7.40%, 01/13/28	300	307,351
6.50%, 06/04/29	200	203,925
6.25%, 10/04/34(a)	300	289,979
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28	300	300,059
4.63%, 04/29/30	429	423,012
3.38%, 03/03/31	300	277,756
5.63%, 08/16/32	500	506,485
6.00%, 12/07/33	450	462,348
5.75%, 05/20/35	300	300,737
Fidelity National Financial, Inc.
4.50%, 08/15/28	256	254,236
3.40%, 06/15/30	305	284,767
2.45%, 03/15/31	428	376,861
First American Financial Corp.
4.00%, 05/15/30	430	411,366
2.40%, 08/15/31	292	252,446
5.45%, 09/30/34	175	169,665
Globe Life, Inc.
4.55%, 09/15/28	350	348,636
2.15%, 08/15/30	279	250,308
4.80%, 06/15/32	260	254,215
5.85%, 09/15/34	175	177,472
Hanover Insurance Group, Inc.
2.50%, 09/01/30	213	192,676
5.50%, 09/01/35	350	344,870
Hartford Insurance Group, Inc., 2.80%, 08/19/29	413	389,375
Horace Mann Educators Corp.
7.25%, 09/15/28	50	52,132
4.70%, 10/01/30	275	270,040
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Jackson Financial, Inc.
3.13%, 11/23/31	$329	$ 292,193
5.67%, 06/08/32	190	189,338
Kemper Corp.
2.40%, 09/30/30	250	217,644
3.80%, 02/23/32	176	156,930
Lincoln National Corp.
3.80%, 03/01/28	275	271,089
3.05%, 01/15/30(a)	254	238,246
2.33%, 08/15/30(a)	100	89,978
3.40%, 01/15/31	226	210,431
3.40%, 03/01/32	200	180,988
5.85%, 03/15/34	225	226,182
5.35%, 11/15/35(a)	300	289,436
Loews Corp.
3.20%, 05/15/30	349	328,697
6.00%, 02/01/35	100	103,725
4.94%, 04/01/36	225	214,784
Manulife Financial Corp.
3.70%, 03/16/32	373	350,401
4.99%, 12/11/35	625	602,489
Markel Group, Inc., 3.35%, 09/17/29	393	375,343
Marsh & McLennan Cos., Inc.
4.55%, 11/08/27	525	524,914
4.38%, 03/15/29	121	120,003
4.65%, 03/15/30	550	546,309
2.25%, 11/15/30(a)	560	503,035
5.75%, 11/01/32	124	127,977
5.88%, 08/01/33	250	259,080
5.40%, 09/15/33(a)	250	252,623
5.15%, 03/15/34	200	197,994
5.00%, 03/15/35	965	938,247
4.95%, 03/15/36	300	289,081
Mercury General Corp., 6.25%, 06/15/36	150	149,294
MetLife, Inc.
4.55%, 03/23/30(a)	579	575,205
6.50%, 12/15/32	400	430,564
5.38%, 07/15/33(a)	512	519,438
6.38%, 06/15/34	452	481,260
5.30%, 12/15/34(a)	594	593,302
5.70%, 06/15/35	666	679,372
Series G, (5-year CMT + 2.08%), 6.35%, 03/15/55(c)	570	577,972
NMI Holdings, Inc., 6.00%, 08/15/29	275	279,189
Old Republic International Corp.
5.75%, 03/28/34	200	200,569
5.70%, 06/01/36	340	334,010
PartnerRe Finance B LLC
3.70%, 07/02/29	268	259,004
(5-year CMT + 3.82%), 4.50%, 10/01/50(c)	304	289,928
Primerica, Inc., 2.80%, 11/19/31	374	332,824
Principal Financial Group, Inc.
3.70%, 05/15/29	239	232,130
2.13%, 06/15/30	279	251,027
5.38%, 03/15/33	200	201,044
5.30%, 01/15/37	195	189,014
Progressive Corp.
4.00%, 03/01/29	481	473,830
6.63%, 03/01/29	257	269,193
3.20%, 03/26/30	200	189,148
4.60%, 03/26/31(a)	30	29,591
6.25%, 12/01/32	186	198,527
Security	Par (000)	Value
Insurance (continued)
Progressive Corp. (continued)
4.95%, 06/15/33	$160	$ 158,695
5.15%, 03/26/36	595	582,452
Prudential Financial, Inc.
3.88%, 03/27/28	377	373,295
2.10%, 03/10/30(a)	253	231,427
5.20%, 03/14/35(a)	625	616,228
(3-mo. SOFR US + 2.64%), 4.50%, 09/15/47(a)(c)	450	444,395
(3-mo. SOFR US + 2.93%), 5.70%, 09/15/48(a)(c)	829	828,736
(5-year CMT + 2.85%), 6.75%, 03/01/53(c)	700	726,672
(5-year CMT + 3.04%), 3.70%, 10/01/50(c)	643	592,881
(5-year CMT + 3.16%), 5.13%, 03/01/52(c)	713	693,291
(5-year CMT + 3.23%), 6.00%, 09/01/52(c)	666	669,827
Series B, 5.75%, 07/15/33	250	259,637
Prudential Funding Asia PLC
3.13%, 04/14/30	623	586,194
3.63%, 03/24/32	273	253,346
Reinsurance Group of America, Inc.
3.90%, 05/15/29	43	41,871
3.15%, 06/15/30	550	512,988
6.00%, 09/15/33	200	205,546
5.75%, 09/15/34	450	453,635
(5-year CMT + 2.39%), 6.65%, 09/15/55(a)(c)	400	399,450
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	300	290,242
5.75%, 06/05/33	490	493,871
5.80%, 04/01/35	275	276,678
RLI Corp., 5.38%, 06/01/36	175	167,515
Selective Insurance Group, Inc., 5.90%, 04/15/35	200	203,270
SiriusPoint Ltd., 7.00%, 04/05/29	200	207,454
Stewart Information Services Corp., 3.60%, 11/15/31	230	202,117
Travelers Cos., Inc.
4.95%, 07/24/31	340	339,734
5.05%, 07/24/35	320	312,702
Travelers Property Casualty Corp., 6.38%, 03/15/33	250	268,557
Unum Group
4.00%, 06/15/29	179	174,734
5.25%, 12/15/35	150	144,225
Willis North America, Inc.
4.50%, 09/15/28	505	502,399
2.95%, 09/15/29	400	377,243
4.55%, 03/15/31	225	218,860
5.35%, 05/15/33	410	409,290
5.15%, 03/15/36	225	215,753
		68,050,848
Interactive Media & Services — 1.3%
Alphabet, Inc.
0.80%, 08/15/27	261	252,197
3.88%, 11/15/28	85	83,853
3.70%, 02/15/29	1,265	1,238,847
1.10%, 08/15/30	1,026	891,577
4.10%, 11/15/30	1,450	1,409,190
4.10%, 02/15/31(a)	1,165	1,129,614
4.38%, 11/15/32	810	783,126
4.40%, 02/15/33	955	915,677
4.50%, 05/15/35	975	927,631
4.70%, 11/15/35	2,175	2,071,142
4.80%, 02/15/36	2,425	2,315,726
Baidu, Inc.
4.38%, 03/29/28	350	348,530
4.88%, 11/14/28	200	200,955
3.43%, 04/07/30(a)	300	286,933

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Interactive Media & Services (continued)
Baidu, Inc. (continued)
2.38%, 10/09/30	$200	$ 182,302
2.38%, 08/23/31	350	312,848
Meta Platforms, Inc.
3.50%, 08/15/27	1,574	1,561,236
4.60%, 05/15/28	840	841,556
4.30%, 08/15/29	570	564,644
4.80%, 05/15/30	602	600,975
4.20%, 11/15/30	2,550	2,471,388
4.55%, 05/15/31(a)	1,975	1,926,947
4.55%, 08/15/31	625	609,367
3.85%, 08/15/32(a)	1,806	1,673,001
4.60%, 11/15/32	2,550	2,454,927
4.88%, 05/15/33(a)	1,975	1,915,988
4.95%, 05/15/33	1,040	1,016,353
4.75%, 08/15/34	1,483	1,410,976
4.88%, 11/15/35	4,015	3,764,930
5.25%, 05/15/36(a)	975	934,770
Netflix, Inc.
4.88%, 04/15/28	914	918,796
5.88%, 11/15/28	1,050	1,078,474
6.38%, 05/15/29	350	365,393
4.90%, 08/15/34(a)	458	448,692
5.25%, 08/15/36	405	399,182
Tencent Music Entertainment Group, 2.00%, 09/03/30	250	223,614
Weibo Corp., 3.38%, 07/08/30(a)	300	279,677
		38,811,034
Internet Software & Services — 1.6%
Airbnb, Inc.
4.40%, 03/16/29	450	445,881
4.65%, 03/16/31	450	443,636
5.25%, 03/16/36	530	516,510
Alibaba Group Holding Ltd.
3.40%, 12/06/27	1,628	1,604,653
4.88%, 05/26/30(a)	400	402,273
2.13%, 02/09/31(a)	900	805,500
4.50%, 11/28/34	400	381,125
5.25%, 05/26/35(a)	700	701,864
Amazon.com, Inc.
3.15%, 08/22/27	2,057	2,033,637
4.55%, 12/01/27	1,464	1,467,250
3.85%, 03/13/28	1,650	1,634,500
1.65%, 05/12/28	1,443	1,373,905
3.90%, 11/20/28	1,510	1,488,163
4.00%, 03/13/29	1,650	1,622,602
3.45%, 04/13/29	852	825,655
4.60%, 07/09/29	1,450	1,445,072
4.65%, 12/01/29	848	847,281
1.50%, 06/03/30	1,015	897,406
4.10%, 11/20/30	1,250	1,211,234
4.25%, 03/13/31	2,080	2,017,789
2.10%, 05/12/31	1,397	1,228,163
4.80%, 07/09/31	1,825	1,807,969
3.60%, 04/13/32	1,176	1,094,709
4.70%, 12/01/32	1,300	1,280,687
4.55%, 03/13/33	930	897,442
4.35%, 03/20/33	780	744,289
5.10%, 07/09/33(a)	950	940,917
4.80%, 12/05/34	590	573,397
4.65%, 11/20/35	2,260	2,129,566
4.88%, 03/13/36	4,020	3,839,323
Security	Par (000)	Value
Internet Software & Services (continued)
Amazon.com, Inc. (continued)
5.30%, 07/09/36(a)	$1,825	$ 1,792,324
AppLovin Corp.
5.13%, 12/01/29	750	751,301
5.38%, 12/01/31	490	490,610
5.50%, 12/01/34(a)	625	615,424
Booking Holdings, Inc.
3.55%, 03/15/28	350	344,438
5.38%, 05/07/36	160	157,451
eBay, Inc.
5.95%, 11/22/27	200	203,032
4.25%, 03/06/29	200	197,257
2.70%, 03/11/30	285	263,207
2.60%, 05/10/31	518	462,759
6.30%, 11/22/32	278	293,381
5.13%, 11/06/35	275	265,640
Expedia Group, Inc.
4.63%, 08/01/27	500	500,020
3.80%, 02/15/28	620	611,623
3.25%, 02/15/30	733	690,712
2.95%, 03/15/31	302	274,546
5.40%, 02/15/35	500	486,688
5.50%, 04/15/36	525	509,366
JD.com, Inc., 3.38%, 01/14/30	478	459,116
MercadoLibre, Inc.
3.13%, 01/14/31	350	319,128
4.90%, 01/15/33	450	434,059
Uber Technologies, Inc.
4.30%, 01/15/30	646	633,745
4.15%, 01/15/31	500	482,895
4.80%, 09/15/34	858	822,368
4.80%, 09/15/35	600	569,285
VeriSign, Inc.
2.70%, 06/15/31	244	218,044
5.10%, 07/15/31	300	298,766
5.25%, 06/01/32	364	363,196
		50,212,779
IT Services — 1.2%
Accenture Capital, Inc.
3.90%, 10/04/27	727	722,849
4.75%, 07/10/29	515	514,785
4.05%, 10/04/29	775	759,363
5.00%, 07/10/31	515	512,735
4.25%, 10/04/31	775	746,198
5.30%, 07/10/33	515	512,549
4.50%, 10/04/34	1,004	941,868
5.60%, 07/10/36	515	509,677
Amdocs Ltd., 2.54%, 06/15/30(a)	400	360,050
Booz Allen Hamilton, Inc.
01/30/30(d)	200	199,979
5.95%, 08/04/33(a)	330	328,490
01/30/34(d)	270	266,568
5.95%, 04/15/35(a)	175	172,065
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29	413	385,496
2.60%, 05/01/31	681	603,906
5.75%, 05/15/36	225	221,423
CGI, Inc.
4.95%, 03/14/30	225	222,381
2.30%, 09/14/31	213	182,794
DXC Technology Co., 2.38%, 09/15/28(a)	329	310,856
Equinix Europe 2 Financing Corp. LLC, 08/15/31(d)	325	323,173
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
IT Services (continued)
Fidelity National Information Services, Inc.
1.65%, 03/01/28	$462	$ 440,224
4.45%, 03/10/28	435	432,648
4.55%, 03/10/29	775	767,976
3.75%, 05/21/29	234	226,591
2.25%, 03/01/31(a)	388	341,480
4.80%, 03/10/31	645	633,166
5.10%, 07/15/32	478	472,085
Fiserv, Inc.
5.45%, 03/02/28	664	669,222
5.38%, 08/21/28	594	598,960
4.20%, 10/01/28	479	471,687
3.50%, 07/01/29	1,542	1,479,023
4.75%, 03/15/30(a)	325	320,356
2.65%, 06/01/30(a)	499	455,043
4.55%, 02/15/31	1,005	973,000
5.35%, 03/15/31	125	124,921
5.60%, 03/02/33	480	478,114
5.63%, 08/21/33	574	569,778
5.45%, 03/15/34	275	267,863
5.15%, 08/12/34(a)	535	509,313
5.25%, 08/11/35(a)	600	572,915
Fortinet, Inc., 2.20%, 03/15/31	183	161,692
Gartner, Inc.
4.95%, 03/20/31	100	96,773
5.60%, 11/20/35	375	352,609
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 06/04/29	250	254,775
Genpact U.K. Finco PLC/Genpact USA, Inc., 4.95%, 11/18/30	175	171,432
IBM International Capital Pte. Ltd.
4.60%, 02/05/29	400	397,819
4.75%, 02/05/31(a)	300	296,522
4.90%, 02/05/34	600	577,249
International Business Machines Corp.
6.22%, 08/01/27	250	254,352
4.50%, 02/06/28	600	598,927
4.65%, 02/10/28	700	700,904
4.00%, 02/03/29	200	196,572
3.50%, 05/15/29	1,919	1,854,810
4.80%, 02/10/30	600	597,435
1.95%, 05/15/30(a)	759	680,009
4.30%, 02/03/31	300	291,016
2.72%, 02/09/32(a)	250	221,156
5.00%, 02/10/32	500	495,740
4.40%, 07/27/32	450	430,787
5.88%, 11/29/32(a)	214	221,746
4.60%, 02/03/33(a)	300	287,719
4.75%, 02/06/33(a)	500	486,838
5.20%, 02/10/35(a)	600	584,265
4.95%, 02/03/36	600	565,652
Kyndryl Holdings, Inc.
2.70%, 10/15/28	200	188,868
3.15%, 10/15/31(a)	320	266,512
6.35%, 02/20/34(a)	260	245,378
Leidos, Inc.
4.10%, 03/15/29(a)	310	303,857
4.38%, 05/15/30	500	487,304
2.30%, 02/15/31	620	547,344
5.40%, 03/15/32	320	321,232
5.75%, 03/15/33	350	354,951
5.50%, 03/15/35	350	346,104
Security	Par (000)	Value
IT Services (continued)
Leidos, Inc. (continued)
5.00%, 03/15/36	$350	$ 330,871
Paychex, Inc.
5.10%, 04/15/30	908	908,247
5.35%, 04/15/32	900	902,423
5.60%, 04/15/35(a)	735	730,308
		36,311,768
Leisure Products — 0.1%
Brunswick Corp.(a)
2.40%, 08/18/31	294	254,718
4.40%, 09/15/32	265	249,158
Brunswick Corp./DE, 5.85%, 03/18/29(a)	250	254,742
Hasbro, Inc.
3.50%, 09/15/27	363	358,911
4.65%, 03/12/31	105	102,809
6.05%, 05/14/34	25	25,720
Mattel, Inc., 5.00%, 11/17/30(a)	200	198,334
Polaris, Inc.
6.95%, 03/15/29	254	264,626
5.60%, 03/01/31(a)	150	149,069
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	450	442,838
4.75%, 05/15/33	475	454,774
5.38%, 01/15/36	1,125	1,089,451
		3,845,150
Machinery — 1.2%
AGCO Corp., 5.80%, 03/21/34	150	150,652
Caterpillar Financial Services Corp.
3.60%, 08/12/27	400	397,254
1.10%, 09/14/27	600	579,090
4.40%, 10/15/27	550	550,155
4.60%, 11/15/27	634	635,655
3.70%, 01/10/28(a)	225	222,848
4.40%, 03/03/28	225	224,854
3.95%, 11/14/28	500	494,110
3.75%, 02/23/29	325	318,437
4.85%, 02/27/29	390	393,267
4.38%, 08/16/29(a)	450	446,776
4.70%, 11/15/29	675	676,824
4.80%, 01/08/30	175	176,473
4.15%, 01/08/31	225	219,600
Series K, 4.10%, 08/15/28	375	372,428
Series L, 4.20%, 05/15/28	450	447,924
Series L, 4.50%, 05/15/31	290	285,830
Caterpillar, Inc.
2.60%, 09/19/29	148	139,491
2.60%, 04/09/30	499	464,148
1.90%, 03/12/31(a)	339	299,461
5.20%, 05/15/35	1,025	1,026,089
5.30%, 09/15/35	200	202,105
CNH Industrial Capital LLC
4.50%, 10/08/27	343	342,693
4.75%, 03/21/28(a)	205	204,940
4.55%, 04/10/28	600	597,514
5.50%, 01/12/29	200	202,693
5.10%, 04/20/29	275	276,299
4.38%, 03/07/31	150	145,349
4.95%, 06/25/31	295	291,620
CNH Industrial NV, 3.85%, 11/15/27	350	346,186
Deere & Co.
5.38%, 10/16/29	308	315,638

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Deere & Co. (continued)
3.10%, 04/15/30	$513	$ 484,725
5.45%, 01/16/35(a)	611	621,119
Dover Corp.
2.95%, 11/04/29	60	56,606
5.38%, 10/15/35	150	150,457
Flowserve Corp.
3.50%, 10/01/30	250	234,109
2.80%, 01/15/32	280	245,398
5.70%, 05/15/36	230	224,827
IDEX Corp.
4.95%, 09/01/29	200	200,324
3.00%, 05/01/30	350	325,668
2.63%, 06/15/31	399	357,396
Ingersoll Rand, Inc.
5.40%, 08/14/28	374	379,049
5.18%, 06/15/29	411	416,386
5.31%, 06/15/31(a)	324	327,854
5.70%, 08/14/33	40	40,910
5.45%, 06/15/34	627	629,964
John Deere Capital Corp.
2.80%, 09/08/27	307	301,942
4.15%, 09/15/27	950	948,188
3.05%, 01/06/28	125	122,711
4.65%, 01/07/28	225	225,717
4.75%, 01/20/28(a)	600	603,035
4.90%, 03/03/28	350	352,661
1.50%, 03/06/28	163	155,727
4.95%, 07/14/28	878	886,993
4.50%, 01/16/29(a)	506	505,268
3.45%, 03/07/29	369	359,190
3.35%, 04/18/29	329	318,773
4.85%, 06/11/29	565	569,201
2.80%, 07/18/29(a)	320	304,407
4.85%, 10/11/29	200	201,983
2.45%, 01/09/30	225	208,975
4.70%, 06/10/30	565	564,430
4.38%, 10/15/30	600	591,132
1.45%, 01/15/31	145	125,682
4.90%, 03/07/31	580	582,189
2.00%, 06/17/31	259	227,280
4.40%, 09/08/31	618	606,127
3.90%, 06/07/32	191	181,951
4.35%, 09/15/32	450	438,152
5.10%, 04/11/34	225	224,459
5.05%, 06/12/34(a)	400	397,033
Series I, 4.25%, 06/05/28	425	423,640
Series I, 4.13%, 01/18/29	210	208,161
Series I, 3.90%, 03/09/29	300	295,042
Series I, 4.55%, 06/05/30	375	372,661
Series I, 4.20%, 03/10/31	195	190,015
Series I, 4.38%, 04/15/31	300	293,962
Series I, 5.15%, 09/08/33	529	532,063
Series J, 4.40%, 06/15/29	180	179,106
Kennametal, Inc.
2.80%, 03/01/31	200	179,905
5.80%, 05/28/36	110	108,719
Nordson Corp.
5.60%, 09/15/28	85	86,421
4.50%, 12/15/29	225	222,198
5.80%, 09/15/33	125	127,872
Security	Par (000)	Value
Machinery (continued)
Oshkosh Corp., 3.10%, 03/01/30	$250	$ 235,018
Otis Worldwide Corp.
5.25%, 08/16/28	410	414,499
4.49%, 05/07/29(a)	225	223,543
2.57%, 02/15/30	677	625,094
5.13%, 11/19/31	387	388,873
5.13%, 09/04/35	335	327,900
Regal Rexnord Corp.
6.05%, 04/15/28	800	815,399
6.30%, 02/15/30	500	516,649
6.40%, 04/15/33	600	625,453
Rockwell Automation, Inc.
3.50%, 03/01/29	288	280,379
1.75%, 08/15/31	159	136,476
Stanley Black & Decker, Inc.
6.00%, 03/06/28	244	248,894
4.25%, 11/15/28	179	177,290
2.30%, 03/15/30	579	527,676
3.00%, 05/15/32	208	185,646
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	571	570,328
4.90%, 05/29/30	150	149,579
5.61%, 03/11/34	412	416,447
5.50%, 05/29/35	300	300,180
Xylem, Inc.
1.95%, 01/30/28	250	240,703
2.25%, 01/30/31(a)	350	313,366
5.20%, 06/01/33	10	10,008
5.45%, 06/01/36(a)	190	190,029
		37,283,595
Media — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28	599	586,310
4.20%, 03/15/28	810	797,703
2.25%, 01/15/29	649	601,920
5.05%, 03/30/29	679	671,617
6.10%, 06/01/29	904	917,151
2.80%, 04/01/31	887	776,948
2.30%, 02/01/32(a)	647	537,838
4.40%, 04/01/33(a)	650	582,793
6.65%, 02/01/34	500	497,215
6.55%, 06/01/34	704	695,913
6.38%, 10/23/35	1,100	1,064,317
5.85%, 12/01/35	670	625,886
Comcast Corp.
2.65%, 02/01/30	960	885,374
3.40%, 04/01/30	786	740,600
4.25%, 10/15/30	755	730,683
1.95%, 01/15/31	655	572,059
1.50%, 02/15/31(a)	900	768,118
4.95%, 05/15/32	400	394,481
5.50%, 11/15/32(a)	650	659,394
4.25%, 01/15/33	550	514,144
4.65%, 02/15/33	590	563,864
7.05%, 03/15/33	400	435,269
4.80%, 05/15/33(a)	640	615,452
5.30%, 06/01/34(a)	732	718,300
4.20%, 08/15/34	688	623,112
5.30%, 05/15/35(a)	500	487,953
5.65%, 06/15/35(a)	520	516,773
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Comcast Corp. (continued)
4.40%, 08/15/35	$500	$ 451,411
6.50%, 11/15/35(a)	400	420,171
FactSet Research Systems, Inc., 3.45%, 03/01/32(a)	330	296,672
Fox Corp.
4.71%, 01/25/29	877	872,969
3.50%, 04/08/30	350	333,342
6.50%, 10/13/33	400	419,886
Space Exploration Technologies Corp.(b)
5.35%, 07/15/31(a)	3,515	3,422,173
5.65%, 07/15/33	3,000	2,873,284
5.88%, 07/15/36	2,950	2,758,195
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	450	490,409
TWDC Enterprises 18 Corp., Series B, 7.00%, 03/01/32	250	274,830
Walt Disney Co.
2.20%, 01/13/28	629	610,038
3.75%, 03/14/29(a)	575	563,513
2.00%, 09/01/29	775	717,429
3.80%, 03/22/30(a)	679	658,860
2.65%, 01/13/31	1,486	1,361,669
4.00%, 03/14/31(a)	925	895,341
6.55%, 03/15/33	252	273,898
6.20%, 12/15/34	488	520,785
6.40%, 12/15/35(a)	600	649,468
4.63%, 03/14/36	650	616,854
		37,062,384
Metals & Mining — 0.8%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	278	262,837
ArcelorMittal SA
6.55%, 11/29/27	700	715,674
4.25%, 07/16/29	175	172,345
6.80%, 11/29/32(a)	616	668,145
6.00%, 06/17/34(a)	300	308,733
5.38%, 05/19/36	510	495,677
Barrick Gold Corp., 6.45%, 10/15/35	100	107,545
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	686	688,439
5.10%, 09/08/28(a)	404	407,911
5.00%, 02/21/30	380	381,891
5.25%, 09/08/30	550	557,529
5.13%, 02/21/32	300	301,257
4.90%, 02/28/33	365	359,988
5.25%, 09/08/33	814	816,742
5.30%, 02/21/35	750	748,317
5.00%, 02/15/36	325	317,423
Freeport-McMoRan, Inc.
5.00%, 09/01/27	329	329,125
4.13%, 03/01/28	335	331,627
4.38%, 08/01/28	329	326,056
5.25%, 09/01/29	329	330,259
4.25%, 03/01/30	329	320,935
4.63%, 08/01/30	398	391,731
5.40%, 11/14/34	400	398,751
Gerdau Trade, Inc., 5.75%, 06/09/35	350	353,613
Kinross Gold Corp., 6.25%, 07/15/33	270	282,102
Newmont Corp.
2.60%, 07/15/32	200	177,390
5.88%, 04/01/35	214	221,867
Security	Par (000)	Value
Metals & Mining (continued)
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30	$158	$ 149,945
5.35%, 03/15/34	634	636,902
Nucor Corp.
3.95%, 05/01/28	379	375,184
2.70%, 06/01/30	379	350,437
4.65%, 06/01/30	325	322,822
3.13%, 04/01/32	409	372,201
5.10%, 06/01/35	325	320,600
Reliance, Inc., 2.15%, 08/15/30	300	268,577
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	293	319,643
6.13%, 12/15/33	501	525,880
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	423	442,822
Rio Tinto Finance USA PLC
4.50%, 03/14/28	525	525,485
4.88%, 03/14/30	942	943,227
5.00%, 03/14/32	91	90,983
5.00%, 03/09/33	344	341,621
5.25%, 03/14/35	1,195	1,189,705
Southern Copper Corp.
7.50%, 07/27/35	600	676,096
5.35%, 06/24/36	600	583,956
Steel Dynamics, Inc.
1.65%, 10/15/27	413	399,111
4.00%, 12/15/28	325	319,967
3.45%, 04/15/30	400	379,614
3.25%, 01/15/31	313	290,945
5.38%, 08/15/34	300	298,916
5.25%, 05/15/35	470	462,349
Timken Co., 4.13%, 04/01/32	225	211,852
Vale Overseas Ltd.
3.75%, 07/08/30	1,229	1,167,908
6.13%, 06/12/33	950	985,973
Yamana Gold, Inc., 2.63%, 08/15/31	350	307,178
		24,033,808
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.50%, 08/01/30(a)	300	299,110
Multi-Utilities — 0.0%
Consumers Energy Co., 4.90%, 08/15/31	175	174,361
Office REITs — 0.3%
Boston Properties LP
6.75%, 12/01/27	256	262,440
4.50%, 12/01/28	529	525,070
3.40%, 06/21/29	503	482,025
2.90%, 03/15/30	397	367,849
3.25%, 01/30/31	829	764,299
2.55%, 04/01/32	569	491,154
2.45%, 10/01/33	607	493,216
6.50%, 01/15/34	487	508,004
5.75%, 01/15/35	400	397,264
COPT Defense Properties LP
2.00%, 01/15/29	130	121,353
4.50%, 10/15/30	25	24,410
2.75%, 04/15/31	429	385,192
2.90%, 12/01/33	150	126,065
Cousins Properties LP
5.25%, 07/15/30	200	200,379
5.38%, 02/15/32	185	185,587
4.88%, 03/01/33	225	215,836

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Office REITs (continued)
Cousins Properties LP (continued)
5.88%, 10/01/34	$400	$ 403,108
Highwoods Realty LP
4.13%, 03/15/28	163	160,642
3.05%, 02/15/30	413	383,600
2.60%, 02/01/31	256	227,275
5.35%, 01/15/33	250	245,149
7.65%, 02/01/34	200	219,784
Kilroy Realty LP
4.75%, 12/15/28	300	297,082
4.25%, 08/15/29	210	203,335
3.05%, 02/15/30	329	302,085
2.50%, 11/15/32	234	192,185
2.65%, 11/15/33	300	239,470
5.88%, 10/15/35(a)	250	242,555
6.25%, 01/15/36(a)	250	248,904
Piedmont Operating Partnership LP
6.88%, 07/15/29	150	156,134
3.15%, 08/15/30	413	376,764
2.75%, 04/01/32	150	127,699
5.63%, 01/15/33	175	172,024
		9,747,938
Oil, Gas & Consumable Fuels — 4.8%
Antero Resources Corp., 5.40%, 02/01/36	425	409,101
APA Corp., 6.10%, 02/15/35	175	177,427
Boardwalk Pipelines LP
4.80%, 05/03/29	313	312,517
3.40%, 02/15/31	200	185,405
3.60%, 09/01/32	400	366,391
5.63%, 08/01/34	250	250,237
5.38%, 02/15/36	185	180,338
BP Capital Markets America, Inc.
5.02%, 11/17/27	530	533,760
4.23%, 11/06/28	1,011	1,002,447
4.97%, 10/17/29	100	100,687
4.87%, 11/25/29	325	326,232
3.63%, 04/06/30	779	748,308
1.75%, 08/10/30	475	422,486
2.72%, 01/12/32	713	635,467
4.81%, 02/13/33	1,100	1,077,679
4.89%, 09/11/33	761	746,518
4.99%, 04/10/34	500	491,986
5.23%, 11/17/34	1,275	1,274,200
BP Capital Markets PLC, 3.28%, 09/19/27	813	803,506
Burlington Resources LLC, 7.20%, 08/15/31	250	274,942
Canadian Natural Resources Ltd.
5.00%, 12/15/29	473	475,439
2.95%, 07/15/30(a)	413	383,690
7.20%, 01/15/32	200	218,765
6.45%, 06/30/33	259	275,680
5.40%, 12/15/34(a)	223	221,451
5.85%, 02/01/35	268	273,798
Cenovus Energy, Inc.
4.65%, 03/20/31	325	318,595
2.65%, 01/15/32	70	61,976
5.40%, 03/20/36	275	268,034
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	563	542,937
Cheniere Energy Partners LP
4.50%, 10/01/29	690	682,576
4.00%, 03/01/31	700	667,831
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Cheniere Energy Partners LP (continued)
3.25%, 01/31/32	$526	$ 475,433
5.95%, 06/30/33	780	803,084
5.75%, 08/15/34	702	710,293
5.55%, 10/30/35	430	427,113
Cheniere Energy, Inc.
4.63%, 10/15/28	598	595,173
5.65%, 04/15/34	762	768,828
5.20%, 07/30/36(b)	295	285,257
Chevron Corp., 2.24%, 05/11/30(a)	747	683,568
Chevron USA, Inc.
1.02%, 08/12/27	441	426,815
3.95%, 08/13/27	300	299,162
3.85%, 01/15/28	501	497,386
4.48%, 02/26/28	450	450,520
4.05%, 08/13/28(a)	300	298,290
3.25%, 10/15/29	200	192,107
4.69%, 04/15/30	600	600,175
4.30%, 10/15/30	25	24,663
4.50%, 10/15/32	425	417,952
4.98%, 04/15/35	450	445,229
4.85%, 10/15/35(a)	500	488,655
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29	300	284,368
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	710	707,013
CNOOC Petroleum North America ULC, 5.88%, 03/10/35	400	426,022
ConocoPhillips, 5.90%, 10/15/32	250	262,811
ConocoPhillips Co.
6.95%, 04/15/29	372	393,265
4.70%, 01/15/30	475	473,598
4.85%, 01/15/32	300	299,368
5.05%, 09/15/33	472	471,613
5.00%, 01/15/35	625	612,269
Continental Resources, Inc., 4.38%, 01/15/28	579	574,587
DCP Midstream Operating LP
5.13%, 05/15/29	302	303,757
8.13%, 08/16/30	300	333,081
3.25%, 02/15/32	260	236,497
Devon Energy Corp.
5.25%, 10/15/27	200	200,035
5.88%, 06/15/28(a)	538	538,553
4.38%, 03/15/29(a)(b)	279	275,667
4.50%, 01/15/30	288	284,605
7.88%, 09/30/31	300	338,636
7.95%, 04/15/32	284	321,590
5.60%, 03/15/34(b)	275	277,228
5.20%, 09/15/34(a)	650	639,506
5.40%, 02/15/35(b)	576	568,362
Diamondback Energy, Inc.
3.50%, 12/01/29	479	459,528
5.15%, 01/30/30	318	320,317
3.13%, 03/24/31	470	433,486
6.25%, 03/15/33	570	597,651
5.40%, 04/18/34	740	738,087
5.55%, 04/01/35	575	577,370
Eastern Energy Gas Holdings LLC, 5.80%, 01/15/35	375	380,664
Eastern Gas Transmission & Storage, Inc., 3.00%, 11/15/29	179	168,575
Enbridge, Inc.
4.60%, 06/20/28	375	374,326
6.00%, 11/15/28	570	585,464
4.20%, 11/20/28	175	173,028
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Enbridge, Inc. (continued)
5.30%, 04/05/29	$330	$ 334,244
3.13%, 11/15/29	760	721,005
4.90%, 06/20/30	480	479,017
6.20%, 11/15/30	571	595,889
4.50%, 02/15/31(a)	325	317,496
4.85%, 03/27/31	450	445,683
5.70%, 03/08/33	500	509,942
2.50%, 08/01/33	510	428,111
5.63%, 04/05/34	1,035	1,046,697
5.55%, 06/20/35	300	299,795
5.20%, 11/20/35	325	316,617
5.45%, 03/27/36	650	643,262
Energy Transfer LP
4.00%, 10/01/27	500	496,593
5.55%, 02/15/28	562	568,932
4.95%, 05/15/28	475	476,539
4.95%, 06/15/28	531	532,867
6.10%, 12/01/28	90	92,497
5.25%, 04/15/29	793	800,117
5.25%, 07/01/29	580	586,602
4.15%, 09/15/29	266	260,277
5.20%, 04/01/30	334	336,395
3.75%, 05/15/30	479	458,650
4.55%, 01/15/31	650	636,183
5.75%, 02/15/33	576	588,210
6.55%, 12/01/33	680	724,227
5.55%, 05/15/34	700	699,417
5.60%, 09/01/34	400	401,200
4.90%, 03/15/35	400	380,543
5.70%, 04/01/35	600	603,977
5.35%, 01/15/36(a)	650	635,387
Eni USA, Inc., 7.30%, 11/15/27	301	310,733
Enterprise Products Operating LLC
4.30%, 06/20/28	555	552,373
4.15%, 10/16/28(a)	579	573,860
3.13%, 07/31/29	360	344,838
2.80%, 01/31/30	818	766,326
4.60%, 01/15/31	850	840,914
5.35%, 01/31/33	300	303,819
4.85%, 01/31/34	108	105,410
4.95%, 02/15/35	521	507,947
5.20%, 01/15/36	915	900,052
(3-mo. CME Term SOFR + 2.83%), 5.38%, 02/15/78(a)(c)	250	248,712
Series D, 6.88%, 03/01/33(a)	200	218,868
Series E, (3-mo. CME Term SOFR + 3.29%), 5.25%, 08/16/77(c)	620	617,860
EOG Resources, Inc.
4.40%, 07/15/28	325	324,032
4.38%, 04/15/30	485	478,019
4.40%, 01/15/31	345	338,239
3.90%, 04/01/35	420	377,182
5.35%, 01/15/36	800	793,854
EQT Corp.
3.90%, 10/01/27	256	253,535
5.70%, 04/01/28	313	317,397
5.00%, 01/15/29	180	180,367
7.00%, 02/01/30	571	602,686
7.50%, 06/01/30	300	321,424
4.75%, 01/15/31	700	688,114
5.75%, 02/01/34	325	327,936
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Equinor ASA
4.25%, 06/02/28	$800	$ 797,463
3.63%, 09/10/28	600	590,120
3.13%, 04/06/30	829	783,994
2.38%, 05/22/30	479	438,833
4.50%, 09/03/30(a)	325	321,939
5.13%, 06/03/35	575	569,409
4.75%, 11/14/35(a)	675	645,112
Expand Energy Corp.
5.38%, 02/01/29	196	195,929
5.38%, 03/15/30	750	751,959
4.75%, 02/01/32	420	406,719
5.70%, 01/15/35	460	457,330
Exxon Mobil Corp.
2.44%, 08/16/29(a)	609	573,205
3.48%, 03/19/30	947	910,951
2.61%, 10/15/30	1,026	946,803
Helmerich & Payne, Inc.
4.65%, 12/01/27	100	99,877
4.85%, 12/01/29(a)	200	198,935
2.90%, 09/29/31	350	310,855
5.50%, 12/01/34	320	309,896
Hess Corp.
7.88%, 10/01/29	150	163,359
7.13%, 03/15/33	450	499,595
HF Sinclair Corp.
5.00%, 02/01/28(a)	292	291,771
4.50%, 10/01/30	50	48,653
5.75%, 01/15/31	335	340,553
5.50%, 09/01/32	355	355,078
6.25%, 01/15/35	375	385,165
Kinder Morgan Energy Partners LP
7.30%, 08/15/33	250	277,173
5.80%, 03/15/35	317	322,867
Kinder Morgan, Inc.
4.30%, 03/01/28(a)	837	833,050
5.00%, 02/01/29	710	713,937
5.10%, 08/01/29	225	227,060
5.15%, 06/01/30	353	356,045
2.00%, 02/15/31	373	327,611
7.80%, 08/01/31	300	336,396
4.80%, 02/01/33	212	206,567
5.20%, 06/01/33	162	161,640
5.40%, 02/01/34	458	458,815
5.30%, 12/01/34	102	100,745
5.85%, 06/01/35	250	255,949
08/01/36(d)	405	402,070
Marathon Petroleum Corp.
3.80%, 04/01/28	479	472,359
5.15%, 03/01/30	532	535,694
5.70%, 03/01/35(a)	500	504,977
MPLX LP
4.25%, 12/01/27	409	407,033
4.00%, 03/15/28	829	819,709
4.80%, 02/15/29	500	499,540
2.65%, 08/15/30	735	672,113
4.80%, 02/15/31	620	612,033
4.95%, 09/01/32	406	399,164
5.00%, 01/15/33	525	514,043
5.00%, 03/01/33	205	200,588
5.50%, 06/01/34	900	896,530
5.40%, 04/01/35	661	649,310

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
MPLX LP (continued)
5.40%, 09/15/35	$875	$ 857,733
5.30%, 04/01/36	150	145,167
Occidental Petroleum Corp.
8.88%, 07/15/30	450	502,031
6.63%, 09/01/30	537	563,156
7.50%, 05/01/31	500	547,518
7.88%, 09/15/31	252	281,195
5.38%, 01/01/32(a)	690	695,456
5.55%, 10/01/34(a)	730	733,355
ONEOK, Inc.
4.25%, 09/24/27	750	747,323
4.55%, 07/15/28	363	361,758
5.65%, 11/01/28	500	508,743
4.35%, 03/15/29	459	453,464
5.38%, 06/01/29	270	273,231
3.40%, 09/01/29	489	468,825
4.40%, 10/15/29	372	366,752
3.10%, 03/15/30	300	281,036
3.25%, 06/01/30	225	210,956
5.80%, 11/01/30	425	436,124
6.35%, 01/15/31	495	517,466
4.75%, 10/15/31	458	448,264
4.95%, 10/15/32	425	416,867
6.10%, 11/15/32	270	280,529
6.05%, 09/01/33	700	721,769
5.05%, 11/01/34	950	914,504
6.00%, 06/15/35	150	153,280
5.40%, 10/15/35	675	660,857
Ovintiv, Inc.
8.13%, 09/15/30	180	198,753
7.20%, 11/01/31	145	157,131
7.38%, 11/01/31	313	341,940
6.25%, 07/15/33	320	332,993
6.50%, 08/15/34	250	263,297
Patterson-UTI Energy, Inc.
5.15%, 11/15/29(a)	300	299,154
7.15%, 10/01/33	300	318,283
6.05%, 05/15/36	70	68,809
Phillips 66
3.90%, 03/15/28	522	515,721
2.15%, 12/15/30	661	588,926
4.65%, 11/15/34(a)	650	618,584
Phillips 66 Co.
4.95%, 12/01/27	520	522,393
3.75%, 03/01/28	352	347,294
3.15%, 12/15/29	405	384,230
5.25%, 06/15/31	1,020	1,030,928
5.30%, 06/30/33	655	655,292
4.95%, 03/15/35(a)	464	450,318
Pioneer Natural Resources Co.
1.90%, 08/15/30	926	826,556
2.15%, 01/15/31	550	490,160
Plains All American Pipeline LP, 5.95%, 06/15/35	500	506,272
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	553	530,343
3.80%, 09/15/30	458	436,752
4.70%, 01/15/31	530	521,055
5.70%, 09/15/34	300	301,463
5.60%, 01/15/36	265	260,928
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	829	822,912
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC (continued)
4.50%, 05/15/30	$1,185	$ 1,165,385
Shell Finance U.S., Inc.
3.88%, 11/13/28	579	571,484
2.38%, 11/07/29	729	679,704
2.75%, 04/06/30	797	742,955
4.13%, 11/06/30	400	390,297
4.13%, 05/11/35	750	695,264
4.75%, 01/06/36	600	576,747
Shell International Finance BV
2.38%, 11/07/29	250	233,142
2.75%, 04/06/30	250	234,769
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	479	479,788
5.03%, 10/01/29	680	677,970
5.58%, 10/01/34	820	805,858
Suncor Energy, Inc., 5.95%, 12/01/34	134	137,342
Targa Resources Corp.
4.35%, 01/15/29	325	321,514
6.15%, 03/01/29	298	306,908
4.90%, 09/15/30	450	447,785
4.35%, 04/15/31	30	29,055
4.20%, 02/01/33	324	302,555
6.13%, 03/15/33	256	265,875
6.50%, 03/30/34	402	425,766
5.50%, 02/15/35	550	544,527
5.55%, 08/15/35	975	966,901
5.65%, 02/15/36	400	399,093
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28(a)	425	424,560
5.50%, 03/01/30	396	398,517
4.88%, 02/01/31	534	527,682
4.00%, 01/15/32	434	406,664
Texas Eastern Transmission LP, 7.00%, 07/15/32	256	277,994
TotalEnergies Capital International SA
3.46%, 02/19/29	27	26,287
2.83%, 01/10/30	726	682,730
TotalEnergies Capital SA
3.88%, 10/11/28	552	546,026
5.15%, 04/05/34	700	699,068
4.72%, 09/10/34(a)	375	364,444
TotalEnergies Capital USA LLC
4.25%, 01/13/31	950	927,844
4.57%, 01/13/33	550	533,386
4.86%, 01/13/36(a)	500	480,711
TransCanada PipeLines Ltd.
4.25%, 05/15/28	901	894,690
4.10%, 04/15/30	929	901,697
4.63%, 03/01/34	804	763,586
5.60%, 03/31/34	200	200,768
5.85%, 03/15/36	500	509,832
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28	220	217,891
3.25%, 05/15/30	400	376,933
5.10%, 03/15/36	60	58,105
Valero Energy Corp.
2.15%, 09/15/27	277	269,743
4.35%, 06/01/28	498	495,364
4.00%, 04/01/29	290	284,511
5.15%, 02/15/30	420	423,275
7.50%, 04/15/32	545	609,435
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp. (continued)
5.15%, 03/10/36	$145	$ 140,154
Valero Energy Partners LP, 4.50%, 03/15/28	341	339,913
Viper Energy Partners LLC
4.90%, 08/01/30	320	316,257
5.70%, 08/01/35	695	692,398
Western Midstream Operating LP
4.50%, 03/01/28	200	199,043
4.75%, 08/15/28	150	149,888
6.35%, 01/15/29	260	267,985
4.05%, 02/01/30	706	680,919
4.80%, 03/01/31	375	367,972
6.15%, 04/01/33	300	308,728
5.45%, 11/15/34	420	411,943
5.50%, 12/15/35(a)	385	374,026
5.70%, 07/01/36(a)	295	291,128
Williams Cos., Inc.
5.30%, 08/15/28	550	556,107
4.90%, 03/15/29	482	483,059
4.80%, 11/15/29(a)	75	74,940
4.63%, 06/30/30	280	276,340
3.50%, 11/15/30	629	592,034
2.60%, 03/15/31	603	540,883
8.75%, 03/15/32	150	175,236
4.65%, 08/15/32	350	340,518
5.65%, 03/15/33	600	608,895
5.15%, 03/15/34	52	51,025
5.60%, 03/15/35	584	584,783
5.30%, 09/30/35	100	97,688
5.15%, 03/15/36	1,300	1,250,154
Woodside Finance Ltd.
4.90%, 05/19/28	300	300,440
5.40%, 05/19/30	650	655,947
5.70%, 05/19/32	270	275,378
5.10%, 09/12/34	671	649,262
6.00%, 05/19/35	750	765,521
		148,357,262
Paper & Forest Products — 0.2%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27	200	196,869
Georgia-Pacific LLC
7.75%, 11/15/29	254	276,183
8.88%, 05/15/31	219	254,835
International Paper Co., 5.00%, 09/15/35	300	287,953
Suzano Austria GmbH
2.50%, 09/15/28	250	236,626
6.00%, 01/15/29	1,128	1,143,712
5.00%, 01/15/30	650	636,961
4.00%, 01/15/31	809	755,317
3.13%, 01/15/32(a)	600	526,674
Suzano Netherlands BV, 5.50%, 01/15/36(a)	700	669,226
		4,984,356
Passenger Airlines — 0.2%
American Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.58%, 07/15/29	210	205,653
Series 2016-2, Class AA, 3.20%, 12/15/29	232	224,890
Series 2017-1, Class AA, 3.65%, 02/15/29	199	193,716
Series 2017-2, Class AA, 3.35%, 04/15/31	368	353,359
Series 2019-1, Class AA, 3.15%, 08/15/33(a)	424	395,944
Series 2021-1, Class A, 2.88%, 01/11/36	393	347,718
Security	Par (000)	Value
Passenger Airlines (continued)
Delta Air Lines 2020-1 Class AA Pass Through Trust, Series 2020-1, Class AA, 2.00%, 12/10/29	$154	$ 148,512
Delta Air Lines, Inc.
4.38%, 04/19/28	300	298,135
4.95%, 07/10/28	765	766,395
3.75%, 10/28/29	250	240,292
5.25%, 07/10/30	488	490,606
JetBlue Pass-Through Trust
Series 1A, Class A, 4.00%, 05/15/34(a)	320	300,816
Series 2019-1, Class AA, 2.75%, 11/15/33	243	213,278
Southwest Airlines Co.
4.38%, 11/15/28	325	321,430
2.63%, 02/10/30	359	329,842
5.25%, 11/15/35	425	402,572
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30(a)	217	212,100
Series 2018-1, Class AA, 3.50%, 09/01/31	168	161,003
Series 2019-1, Class AA, 4.15%, 02/25/33(a)	275	266,352
Series 2019-2, Class AA, 2.70%, 11/01/33(a)	280	253,886
Series 2020-1, Class A, 5.88%, 04/15/29	397	400,713
		6,527,212
Personal Care Products — 0.5%
Colgate-Palmolive Co.
3.10%, 08/15/27	102	100,778
4.60%, 03/01/28	344	345,684
4.20%, 05/01/30	290	287,370
3.25%, 08/15/32	302	279,584
4.60%, 03/01/33(a)	344	342,547
Estee Lauder Cos., Inc.
4.38%, 05/15/28	360	358,608
2.38%, 12/01/29	411	379,643
2.60%, 04/15/30	413	381,768
1.95%, 03/15/31	293	256,825
4.65%, 05/15/33	450	435,526
5.00%, 02/14/34(a)	450	443,275
Haleon U.S. Capital LLC
3.38%, 03/24/29	600	580,295
3.63%, 03/24/32	712	660,181
Kenvue, Inc.
5.05%, 03/22/28	615	619,396
5.00%, 03/22/30	610	612,961
4.85%, 05/22/32	450	447,184
4.90%, 03/22/33(a)	570	563,209
Procter & Gamble Co.
2.85%, 08/11/27	413	407,187
3.95%, 01/26/28	250	248,819
4.15%, 10/24/29(a)	200	199,073
3.00%, 03/25/30	835	790,333
4.05%, 05/01/30	350	344,283
1.20%, 10/29/30	597	519,245
1.95%, 04/23/31(a)	379	336,139
4.10%, 11/03/32(a)	150	144,983
4.05%, 01/26/33(a)	650	627,613
4.55%, 01/29/34	277	271,364
5.80%, 08/15/34	275	289,463
4.55%, 10/24/34(a)	300	294,254
4.60%, 05/01/35(a)	300	292,399
4.35%, 11/03/35(a)	300	284,664
Unilever Capital Corp.
4.25%, 08/12/27	585	584,729
3.50%, 03/22/28	600	591,268

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Personal Care Products (continued)
Unilever Capital Corp. (continued)
4.88%, 09/08/28	$400	$ 403,260
2.13%, 09/06/29	355	330,260
1.38%, 09/14/30(a)	427	374,940
1.75%, 08/12/31	450	389,107
5.90%, 11/15/32	73	77,109
5.00%, 12/08/33	400	399,954
4.63%, 08/12/34	250	242,741
		15,538,021
Pharmaceuticals — 3.3%
AbbVie, Inc.
3.78%, 03/03/28	630	623,101
4.65%, 03/15/28(a)	1,000	1,002,670
4.25%, 11/14/28	1,031	1,024,566
4.80%, 03/15/29	1,176	1,179,814
3.20%, 11/21/29	2,758	2,628,985
4.88%, 03/15/30	200	200,628
4.95%, 03/15/31	781	784,372
4.40%, 03/15/33	700	674,468
5.05%, 03/15/34	1,522	1,509,814
4.55%, 03/15/35	922	875,224
5.20%, 03/15/35	580	577,765
4.50%, 05/14/35	1,400	1,322,561
4.75%, 03/15/36	835	798,994
Astrazeneca Finance LLC
4.88%, 03/03/28	676	680,443
1.75%, 05/28/28	821	782,890
4.85%, 02/26/29(a)	50	50,311
4.90%, 03/03/30	450	452,844
4.90%, 02/26/31	550	552,066
4.00%, 03/02/31	260	251,366
2.25%, 05/28/31	340	302,211
4.88%, 03/03/33	250	247,981
5.00%, 02/26/34	710	703,634
4.60%, 03/02/36	350	331,983
AstraZeneca PLC
4.00%, 01/17/29	557	549,818
1.38%, 08/06/30	211	185,116
Becton Dickinson & Co.
4.69%, 02/13/28	410	410,314
4.87%, 02/08/29	457	458,043
2.82%, 05/20/30	338	313,272
1.96%, 02/11/31	214	187,732
4.30%, 08/22/32	140	134,162
5.11%, 02/08/34	252	248,790
Bristol-Myers Squibb Co.
1.13%, 11/13/27	702	674,490
3.45%, 11/15/27	330	326,217
3.90%, 02/20/28(a)	300	297,695
4.90%, 02/22/29	450	454,110
3.40%, 07/26/29	771	745,905
1.45%, 11/13/30	490	428,375
5.75%, 02/01/31(a)	500	518,164
5.10%, 02/22/31	447	451,787
2.95%, 03/15/32	1,075	971,677
5.90%, 11/15/33	294	307,193
5.20%, 02/22/34	1,461	1,466,270
Cardinal Health, Inc.
5.13%, 02/15/29	146	147,130
5.00%, 11/15/29	276	277,137
4.50%, 09/15/30	250	245,743
Security	Par (000)	Value
Pharmaceuticals (continued)
Cardinal Health, Inc. (continued)
5.45%, 02/15/34	$332	$ 333,263
5.35%, 11/15/34	450	446,882
5.15%, 09/15/35	250	244,247
Cencora, Inc.
3.45%, 12/15/27	504	496,583
4.63%, 12/15/27	360	360,323
3.95%, 02/13/29	280	274,674
4.85%, 12/15/29	225	225,200
2.80%, 05/15/30	329	305,065
2.70%, 03/15/31	219	198,479
4.60%, 02/13/33	155	149,965
5.13%, 02/15/34	250	246,485
5.15%, 02/15/35	135	132,639
4.90%, 02/13/36	775	741,978
CVS Health Corp.
1.30%, 08/21/27	1,335	1,290,937
4.30%, 03/25/28	3,177	3,157,914
5.00%, 01/30/29	440	442,447
5.40%, 06/01/29	750	761,703
3.25%, 08/15/29	1,147	1,095,366
5.13%, 02/21/30	684	687,424
3.75%, 04/01/30	1,083	1,039,722
1.75%, 08/21/30	784	691,142
5.25%, 01/30/31	335	338,039
1.88%, 02/28/31	823	716,770
5.55%, 06/01/31	750	765,299
2.13%, 09/15/31	683	592,222
5.00%, 09/15/32(a)	575	569,871
5.25%, 02/21/33	950	950,406
5.30%, 06/01/33	820	817,445
5.70%, 06/01/34	750	759,739
4.88%, 07/20/35	400	379,935
5.45%, 09/15/35	925	915,495
Eli Lilly & Co.
4.15%, 08/14/27	400	399,520
4.55%, 02/12/28(a)	675	676,698
4.00%, 10/15/28	240	237,933
4.50%, 02/09/29	454	454,456
4.15%, 05/20/29	250	247,518
4.20%, 08/14/29	412	407,961
4.75%, 02/12/30	623	624,742
4.25%, 03/15/31	125	122,471
4.38%, 05/20/31	450	441,905
4.90%, 02/12/32	75	75,242
4.55%, 10/15/32	90	88,417
4.65%, 05/20/33	475	465,328
4.70%, 02/09/34	706	689,890
4.60%, 08/14/34	550	532,374
5.10%, 02/12/35	579	577,406
4.90%, 10/15/35(a)	725	709,125
4.85%, 05/20/36	1,275	1,233,593
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	379	367,163
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	1,225	1,214,141
4.50%, 04/15/30	580	576,153
5.38%, 04/15/34	383	387,986
4.88%, 04/15/35	300	291,373
Johnson & Johnson
0.95%, 09/01/27	998	964,765
2.90%, 01/15/28	1,099	1,078,515
4.55%, 03/01/28	495	497,020
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Johnson & Johnson (continued)
4.80%, 06/01/29	$150	$ 151,699
4.70%, 03/01/30	575	578,625
1.30%, 09/01/30(a)	764	672,580
4.90%, 06/01/31(a)	800	810,211
4.85%, 03/01/32(a)	375	378,790
4.95%, 05/15/33(a)	450	457,197
4.38%, 12/05/33	378	368,981
4.95%, 06/01/34(a)	50	50,476
5.00%, 03/01/35	865	870,825
3.55%, 03/01/36	500	444,079
McKesson Corp.
3.95%, 02/16/28	229	227,026
4.90%, 07/15/28	310	311,876
4.65%, 05/30/30	225	223,422
4.95%, 05/30/32	225	224,408
5.10%, 07/15/33	302	302,016
5.25%, 05/30/35	375	373,894
Merck & Co., Inc.
3.85%, 09/15/27	475	472,656
4.05%, 05/17/28	100	99,434
4.30%, 05/22/28	750	748,707
1.90%, 12/10/28	45	42,418
3.40%, 03/07/29	168	163,301
3.85%, 03/15/29	85	83,567
4.30%, 05/17/30	400	394,270
1.45%, 06/24/30	643	568,480
4.15%, 09/15/30	475	464,548
4.15%, 03/15/31	525	510,703
4.65%, 05/22/31	300	297,835
2.15%, 12/10/31	890	777,381
4.55%, 09/15/32	675	662,236
4.45%, 12/04/32	560	545,068
4.50%, 05/17/33	252	245,147
4.95%, 05/22/33	600	595,581
6.50%, 12/01/33	389	422,388
4.95%, 09/15/35	1,075	1,049,665
4.75%, 12/04/35	960	921,761
5.20%, 05/22/36	665	659,759
Mylan, Inc., 4.55%, 04/15/28	660	654,903
Novartis Capital Corp.
3.90%, 11/05/28	375	370,252
3.80%, 09/18/29	485	473,652
2.20%, 08/14/30	959	870,798
4.10%, 11/05/30	975	949,261
4.40%, 03/18/31	535	525,945
4.00%, 09/18/31(a)	475	459,419
4.30%, 11/05/32	75	72,491
4.60%, 03/18/33	570	556,334
4.20%, 09/18/34(a)	669	632,208
4.60%, 11/05/35	575	549,872
4.90%, 03/18/36	1,375	1,336,038
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28	2,818	2,811,958
4.65%, 05/19/30	1,288	1,280,211
4.75%, 05/19/33	2,757	2,691,095
Pfizer, Inc.
3.88%, 11/15/27	255	253,490
3.60%, 09/15/28(a)	359	353,096
3.45%, 03/15/29	368	358,460
2.63%, 04/01/30	779	722,647
1.70%, 05/28/30	533	475,761
Security	Par (000)	Value
Pharmaceuticals (continued)
Pfizer, Inc. (continued)
4.20%, 11/15/30	$150	$ 146,656
1.75%, 08/18/31	479	413,805
4.50%, 11/15/32	600	584,523
4.88%, 11/15/35	800	774,838
Pharmacia LLC, 6.60%, 12/01/28	200	208,595
Sanofi SA
3.75%, 11/03/27	300	297,924
3.63%, 06/19/28	713	703,636
3.80%, 11/03/28	150	147,793
4.20%, 11/03/32	150	145,147
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	1,054	952,554
5.30%, 07/05/34(a)	650	645,869
Takeda U.S. Financing, Inc., 5.20%, 07/07/35	750	734,520
Viatris, Inc., 2.70%, 06/22/30	843	766,221
Wyeth LLC, 6.00%, 02/15/36	100	104,271
Zoetis, Inc.
3.00%, 09/12/27(a)	350	344,629
4.15%, 08/17/28	325	322,275
3.90%, 08/20/28	329	324,768
2.00%, 05/15/30	329	296,062
5.60%, 11/16/32	300	307,103
5.00%, 08/17/35(a)	825	799,284
		102,436,559
Real Estate Management & Development — 0.1%
CBRE Services, Inc.
5.50%, 04/01/29	272	276,243
4.80%, 06/15/30	450	445,738
2.50%, 04/01/31	393	350,206
4.90%, 01/15/33	225	218,935
5.95%, 08/15/34	550	562,568
5.50%, 06/15/35	350	346,858
5.25%, 06/01/36	225	217,265
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	75	78,189
		2,496,002
Residential REITs — 0.9%
American Homes 4 Rent LP
4.25%, 02/15/28	100	99,128
4.90%, 02/15/29	129	128,984
4.95%, 06/15/30	282	280,207
2.38%, 07/15/31(a)	50	43,839
3.63%, 04/15/32(a)	100	91,800
5.50%, 02/01/34	277	275,720
5.50%, 07/15/34	275	273,295
5.25%, 03/15/35(a)	391	382,244
AvalonBay Communities, Inc.
3.20%, 01/15/28	159	156,007
3.30%, 06/01/29(a)	291	280,214
2.30%, 03/01/30	450	412,757
4.35%, 12/01/30	205	200,828
2.45%, 01/15/31	507	458,140
2.05%, 01/15/32	425	367,682
5.00%, 02/15/33	225	223,407
5.30%, 12/07/33(a)	150	151,254
5.35%, 06/01/34	360	361,582
5.00%, 08/01/35	285	277,424
Camden Property Trust
4.10%, 10/15/28	258	255,465
3.15%, 07/01/29	350	335,231
2.80%, 05/15/30	465	431,648
4.90%, 01/15/34	175	170,918

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Residential REITs (continued)
Camden Property Trust (continued)
4.90%, 02/28/36(a)	$350	$ 334,537
ERP Operating LP
3.25%, 08/01/27	334	330,133
3.50%, 03/01/28	341	335,360
4.15%, 12/01/28	305	301,509
3.00%, 07/01/29	455	433,337
2.50%, 02/15/30	333	307,524
1.85%, 08/01/31(a)	79	68,480
4.95%, 06/15/32	300	298,117
4.65%, 09/15/34	328	313,022
Essential Properties LP
2.95%, 07/15/31	129	115,957
5.40%, 12/01/35	275	267,400
Essex Portfolio LP
1.70%, 03/01/28	210	200,613
4.00%, 03/01/29	179	175,360
3.00%, 01/15/30	384	360,216
1.65%, 01/15/31	104	89,794
2.55%, 06/15/31(a)	160	142,347
2.65%, 03/15/32	400	351,056
5.50%, 04/01/34	325	324,969
5.38%, 04/01/35	235	233,791
4.88%, 02/15/36	225	213,698
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	141	133,293
5.45%, 08/15/30	250	252,169
2.00%, 08/15/31	180	153,984
4.95%, 02/01/32	155	152,641
4.15%, 04/15/32	246	232,059
4.95%, 01/15/33	250	243,138
5.50%, 08/15/33	288	288,788
2.70%, 01/15/34	262	216,743
4.88%, 02/01/35	397	378,266
Mid-America Apartments LP
4.20%, 06/15/28	296	293,710
3.95%, 03/15/29	163	159,750
2.75%, 03/15/30	13	12,098
1.70%, 02/15/31	378	327,879
5.30%, 02/15/32	25	25,270
4.65%, 01/15/33(a)	225	217,733
4.95%, 03/01/35	275	266,770
NNN REIT, Inc.
3.50%, 10/15/27	274	270,580
4.30%, 10/15/28	179	177,304
2.50%, 04/15/30	300	275,106
4.60%, 02/15/31	400	392,718
5.60%, 10/15/33	200	202,038
5.50%, 06/15/34	325	325,442
Realty Income Corp.
3.95%, 08/15/27	413	411,117
3.40%, 01/15/28	313	307,658
3.65%, 01/15/28	314	310,033
2.10%, 03/15/28	374	359,860
2.20%, 06/15/28	274	262,264
4.70%, 12/15/28	170	170,015
3.95%, 02/01/29	200	196,526
4.75%, 02/15/29	225	224,978
3.25%, 06/15/29	207	198,694
4.00%, 07/15/29	350	343,029
3.10%, 12/15/29	413	391,371
3.40%, 01/15/30	413	393,050
Security	Par (000)	Value
Residential REITs (continued)
Realty Income Corp. (continued)
4.85%, 03/15/30(a)	$250	$ 249,832
3.25%, 01/15/31	554	516,545
3.20%, 02/15/31	350	324,827
2.70%, 02/15/32	292	257,902
5.63%, 10/13/32	150	153,657
2.85%, 12/15/32(a)	525	460,476
4.50%, 02/01/33	200	191,792
1.80%, 03/15/33	300	244,468
4.75%, 04/15/33	385	374,278
4.90%, 07/15/33(a)	340	332,362
5.13%, 02/15/34(a)	525	518,843
5.13%, 04/15/35	421	411,634
Store Capital LLC
4.50%, 03/15/28	300	297,872
4.63%, 03/15/29	200	197,398
5.40%, 04/30/30	240	240,579
2.75%, 11/18/30	250	224,386
4.95%, 02/11/31	175	170,889
2.70%, 12/01/31	201	175,238
Tanger Properties LP, 2.75%, 09/01/31	200	178,388
UDR, Inc.
3.50%, 01/15/28(a)	252	247,911
3.20%, 01/15/30	163	153,968
3.00%, 08/15/31(a)	213	193,571
2.10%, 08/01/32	274	230,520
1.90%, 03/15/33	294	238,979
5.13%, 09/01/34	195	190,846
3.10%, 11/01/34	268	226,381
		26,424,610
Retail REITs — 0.2%
Simon Property Group LP
3.38%, 12/01/27	200	197,073
1.75%, 02/01/28	750	720,027
2.45%, 09/13/29	757	707,304
2.65%, 07/15/30	417	384,412
4.38%, 10/01/30	225	220,906
4.30%, 01/15/31	325	316,720
2.20%, 02/01/31	412	366,932
2.25%, 01/15/32	579	502,170
5.50%, 03/08/33	150	152,402
6.25%, 01/15/34	343	361,334
4.75%, 09/26/34	685	656,039
5.13%, 10/01/35(a)	475	465,606
		5,050,925
Semiconductors & Semiconductor Equipment — 2.1%
Advanced Micro Devices, Inc.
4.32%, 03/24/28	300	299,172
3.92%, 06/01/32(a)	204	192,574
Analog Devices, Inc.
4.25%, 06/15/28	450	447,901
1.70%, 10/01/28	300	282,328
4.50%, 06/15/30	275	272,302
2.10%, 10/01/31	550	479,675
4.25%, 10/01/32	256	250,988
Applied Materials, Inc.
4.80%, 06/15/29	183	183,989
1.75%, 06/01/30	123	109,935
4.00%, 01/15/31	200	193,219
5.10%, 10/01/35(a)	300	295,286
4.60%, 01/15/36	280	263,935
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	$413	$ 406,432
Broadcom, Inc.
1.95%, 02/15/28	598	574,343
4.80%, 04/15/28	1,000	1,001,915
4.00%, 04/15/29	450	440,486
4.75%, 04/15/29	826	823,818
4.35%, 02/15/30	830	810,626
5.00%, 04/15/30	450	449,738
5.05%, 04/15/30(a)	400	399,881
4.60%, 07/15/30	875	859,061
4.20%, 10/15/30	220	212,274
4.15%, 11/15/30	746	717,153
4.30%, 01/15/31	245	236,866
2.45%, 02/15/31	1,325	1,180,730
5.15%, 11/15/31	235	234,328
4.15%, 04/15/32	890	837,728
5.20%, 04/15/32	500	497,613
4.90%, 07/15/32(a)	1,000	977,357
4.30%, 11/15/32	894	843,594
4.60%, 01/15/33	550	523,935
2.60%, 02/15/33	748	630,302
3.42%, 04/15/33	1,170	1,033,651
3.47%, 04/15/34	1,222	1,056,711
4.80%, 10/15/34	980	923,574
5.20%, 07/15/35	1,350	1,296,020
3.14%, 11/15/35	2,200	1,786,830
4.95%, 01/15/36(a)	220	206,481
4.80%, 02/15/36	1,200	1,109,365
4.55%, 02/15/32	530	511,261
Intel Corp.
3.75%, 08/05/27	1,150	1,141,035
4.88%, 02/10/28	1,055	1,057,763
1.60%, 08/12/28	359	337,651
4.00%, 08/05/29	550	536,319
2.45%, 11/15/29	1,169	1,079,563
5.13%, 02/10/30	500	501,348
3.90%, 03/25/30	488	469,243
5.00%, 02/21/31	465	463,477
2.00%, 08/12/31	649	558,355
4.15%, 08/05/32	660	621,486
4.00%, 12/15/32	350	324,876
5.20%, 02/10/33	1,108	1,095,339
5.00%, 08/15/33	230	223,732
5.15%, 02/21/34(a)	555	541,733
5.30%, 05/15/36	1,135	1,096,110
KLA Corp.
4.10%, 03/15/29	363	357,488
4.65%, 07/15/32	390	382,677
4.70%, 02/01/34(a)	225	217,517
Lam Research Corp.
4.00%, 03/15/29	450	442,462
1.90%, 06/15/30	551	493,845
Marvell Technology, Inc.
2.45%, 04/15/28	429	413,245
4.88%, 06/22/28	260	260,719
5.75%, 02/15/29	260	265,255
4.75%, 07/15/30	225	221,962
2.95%, 04/15/31	393	356,487
5.95%, 09/15/33	260	266,084
5.45%, 07/15/35	525	515,272
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Marvell Technology, Inc. (continued)
5.30%, 04/15/36	$300	$ 289,083
Microchip Technology, Inc.
4.90%, 03/15/28	602	603,574
5.05%, 03/15/29	600	601,908
5.05%, 02/15/30	500	497,901
Micron Technology, Inc., 2.70%, 04/15/32	453	399,968
NVIDIA Corp.
1.55%, 06/15/28	774	734,154
4.25%, 06/15/28	1,775	1,767,455
4.35%, 06/15/29(a)	1,775	1,758,159
2.85%, 04/01/30(a)	844	790,415
2.00%, 06/15/31	123	108,058
4.50%, 06/15/31	1,620	1,585,235
4.75%, 06/15/33	1,775	1,721,040
4.95%, 06/15/36(a)	2,100	2,006,459
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	400	405,661
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 08/19/28	180	178,375
4.30%, 06/18/29	541	532,297
3.40%, 05/01/30	339	320,274
2.50%, 05/11/31	611	542,455
2.65%, 02/15/32	462	403,854
4.85%, 08/19/32(a)	175	170,648
5.00%, 01/15/33	612	599,417
5.25%, 08/19/35	475	462,195
Qorvo, Inc., 4.38%, 10/15/29	554	533,771
QUALCOMM, Inc.
1.30%, 05/20/28	526	497,158
2.15%, 05/20/30	774	701,624
4.50%, 05/20/30	300	297,323
1.65%, 05/20/32	550	459,045
4.25%, 05/20/32	381	369,362
4.75%, 05/20/32	250	247,352
5.40%, 05/20/33	500	508,733
4.65%, 05/20/35	476	454,587
5.00%, 05/20/35(a)	150	145,911
Skyworks Solutions, Inc., 3.00%, 06/01/31	173	153,739
Texas Instruments, Inc.
2.90%, 11/03/27(a)	306	300,822
4.60%, 02/15/28(a)	508	508,832
4.60%, 02/08/29	273	273,272
2.25%, 09/04/29	362	337,128
1.75%, 05/04/30	374	335,232
4.50%, 05/23/30	300	297,212
1.90%, 09/15/31	111	96,272
3.65%, 08/16/32	200	187,632
4.90%, 03/14/33	520	517,228
4.85%, 02/08/34	247	242,771
5.10%, 05/23/35	350	344,730
TSMC Arizona Corp.
4.13%, 04/22/29	250	247,312
2.50%, 10/25/31	710	634,767
4.25%, 04/22/32	400	389,288
Xilinx, Inc., 2.38%, 06/01/30	428	390,096
		64,044,204
Software — 2.0%
Adobe, Inc.
4.75%, 01/17/28	420	421,797
4.80%, 04/04/29	259	260,468
4.95%, 01/17/30	400	402,351

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Adobe, Inc. (continued)
2.30%, 02/01/30	$644	$ 591,775
4.95%, 04/04/34(a)	459	448,899
5.30%, 01/17/35(a)	300	298,430
Atlassian Corp.
5.25%, 05/15/29	200	200,223
5.50%, 05/15/34	300	293,076
Autodesk, Inc.
2.85%, 01/15/30	376	351,056
2.40%, 12/15/31	487	423,182
5.30%, 06/15/35	220	216,000
Cadence Design Systems, Inc.
4.20%, 09/10/27	130	129,490
4.30%, 09/10/29	525	517,500
4.70%, 09/10/34	535	515,361
Concentrix Corp.(a)
6.60%, 08/02/28	500	500,947
6.50%, 03/01/29	125	121,338
6.85%, 08/02/33	350	321,254
Intuit, Inc.
5.13%, 09/15/28	450	453,951
1.65%, 07/15/30	166	146,602
4.95%, 06/15/31	200	198,107
5.20%, 09/15/33(a)	700	693,611
5.50%, 06/15/36	350	342,120
Microsoft Corp.(a)
1.35%, 09/15/30	247	217,083
3.50%, 02/12/35	986	885,906
MSCI, Inc.
5.25%, 09/01/35(a)	735	705,191
5.15%, 03/15/36	300	284,691
Oracle Corp.
3.25%, 11/15/27	1,620	1,582,457
2.30%, 03/25/28	1,238	1,180,629
4.50%, 05/06/28	430	424,832
4.80%, 08/03/28	950	941,444
4.55%, 02/04/29	2,225	2,168,435
4.20%, 09/27/29	825	790,189
6.15%, 11/09/29	699	707,078
2.95%, 04/01/30	2,056	1,849,446
4.65%, 05/06/30	430	413,476
3.25%, 05/15/30	387	351,287
4.45%, 09/26/30	1,900	1,792,958
4.95%, 02/04/31	2,050	1,958,355
2.88%, 03/25/31	2,023	1,764,177
5.25%, 02/03/32	710	679,151
4.80%, 09/26/32	1,520	1,399,061
6.25%, 11/09/32	1,158	1,149,018
4.90%, 02/06/33	780	716,676
5.35%, 05/04/33(a)	1,625	1,530,212
4.30%, 07/08/34	800	686,605
4.70%, 09/27/34	1,000	878,246
3.90%, 05/15/35(a)	650	531,261
5.50%, 08/03/35	850	780,848
5.20%, 09/26/35	2,105	1,890,245
5.70%, 02/04/36	2,200	2,038,245
Roper Technologies, Inc.
1.40%, 09/15/27(a)	579	559,158
4.20%, 09/15/28	300	296,788
4.25%, 09/15/28	310	306,906
2.95%, 09/15/29	359	339,535
4.50%, 10/15/29	455	449,786
Security	Par (000)	Value
Software (continued)
Roper Technologies, Inc. (continued)
2.00%, 06/30/30(a)	$363	$ 323,624
4.45%, 09/15/30	200	195,767
1.75%, 02/15/31	686	592,513
4.75%, 02/15/32	250	244,413
4.90%, 10/15/34(a)	375	356,416
5.10%, 09/15/35	575	548,532
Salesforce, Inc.
4.50%, 03/15/28	1,900	1,896,657
3.70%, 04/11/28	1,009	995,190
1.50%, 07/15/28	434	409,288
4.65%, 03/15/29	1,200	1,194,993
1.95%, 07/15/31	821	707,942
4.90%, 09/15/31	1,900	1,872,076
5.20%, 03/15/33	1,825	1,798,729
5.55%, 03/15/36	2,400	2,339,526
ServiceNow, Inc.
4.25%, 05/15/28	110	109,412
1.40%, 09/01/30	1,038	903,751
4.70%, 08/15/31	145	142,797
5.05%, 05/15/33	150	147,965
5.40%, 05/15/36	365	355,833
Synopsys, Inc.
4.65%, 04/01/28	695	694,150
4.85%, 04/01/30	1,100	1,093,861
5.00%, 04/01/32	850	840,821
5.15%, 04/01/35	1,185	1,150,474
Take-Two Interactive Software, Inc.
4.95%, 03/28/28	350	351,540
5.40%, 06/12/29	150	151,953
4.00%, 04/14/32	219	206,551
5.60%, 06/12/34	250	252,103
VMware LLC
1.80%, 08/15/28	500	472,527
4.70%, 05/15/30	607	600,815
2.20%, 08/15/31	716	622,910
Workday, Inc.
3.70%, 04/01/29	493	478,483
3.80%, 04/01/32(a)	821	760,491
		62,909,016
Specialized REITs — 0.3%
CubeSmart LP
2.25%, 12/15/28	469	442,943
4.38%, 02/15/29	252	249,230
3.00%, 02/15/30	193	180,417
2.00%, 02/15/31	213	186,543
5.13%, 11/01/35	280	270,447
Extra Space Storage LP
3.88%, 12/15/27	174	172,206
5.70%, 04/01/28	582	590,527
3.90%, 04/01/29	286	278,964
4.00%, 06/15/29	129	125,845
5.50%, 07/01/30	356	360,795
5.90%, 01/15/31	374	384,634
2.55%, 06/01/31	355	315,472
2.40%, 10/15/31	205	179,183
4.90%, 02/01/32(a)	240	236,324
2.35%, 03/15/32	363	312,310
4.95%, 01/15/33	145	141,691
5.40%, 02/01/34	245	243,082
5.35%, 01/15/35	275	270,315
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Specialized REITs (continued)
Extra Space Storage LP (continued)
5.40%, 06/15/35	$325	$ 320,495
Public Storage Operating Co.
3.09%, 09/15/27	166	163,698
1.85%, 05/01/28	374	357,515
1.95%, 11/09/28	442	416,724
5.13%, 01/15/29(a)	255	258,159
3.39%, 05/01/29	366	354,144
4.38%, 07/01/30	300	295,535
2.30%, 05/01/31	225	200,266
2.25%, 11/09/31	408	357,391
4.70%, 02/01/32	220	217,096
5.00%, 07/01/35(a)	240	233,467
5.00%, 12/15/35	150	145,754
5.15%, 08/15/36	100	97,367
		8,358,539
Specialty Retail — 0.3%
AutoZone, Inc.
4.50%, 02/01/28	240	239,649
6.25%, 11/01/28	200	206,223
3.75%, 04/18/29	229	223,048
5.10%, 07/15/29	250	252,572
4.00%, 04/15/30(a)	410	396,700
5.13%, 06/15/30	325	326,813
1.65%, 01/15/31(a)	300	259,772
4.95%, 07/15/31	265	263,309
4.75%, 08/01/32	260	254,305
4.75%, 02/01/33	200	194,174
5.20%, 08/01/33(a)	160	158,590
6.55%, 11/01/33	300	320,094
5.40%, 07/15/34	400	398,697
Dick’s Sporting Goods, Inc.
4.00%, 10/01/29	250	242,440
3.15%, 01/15/32(a)	479	432,896
Genuine Parts Co.
6.50%, 11/01/28	200	206,311
4.95%, 08/15/29	475	471,968
1.88%, 11/01/30	250	217,113
2.75%, 02/01/32	350	304,060
6.88%, 11/01/33(a)	150	160,354
O’Reilly Automotive, Inc.
3.60%, 09/01/27	452	447,689
4.35%, 06/01/28	279	277,313
3.90%, 06/01/29	329	321,362
4.20%, 04/01/30	250	243,625
1.75%, 03/15/31	362	314,184
4.70%, 06/15/32	400	393,054
5.00%, 08/19/34	350	339,625
5.10%, 03/12/36	475	459,664
Ross Stores, Inc., 1.88%, 04/15/31	379	331,075
Tractor Supply Co.
1.75%, 11/01/30	299	261,250
5.25%, 05/15/33(a)	270	268,148
		9,186,077
Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.
2.90%, 09/12/27	1,453	1,431,445
3.00%, 11/13/27	829	816,475
1.20%, 02/08/28	1,489	1,421,411
4.00%, 05/10/28	890	885,092
4.00%, 05/12/28	575	571,603
Security	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued)
1.40%, 08/05/28	$1,030	$ 972,967
3.25%, 08/08/29	650	627,705
2.20%, 09/11/29	841	787,042
4.15%, 05/10/30	360	356,304
1.65%, 05/11/30	860	772,630
4.20%, 05/12/30	425	421,122
1.25%, 08/20/30	599	525,617
1.65%, 02/08/31	1,517	1,336,545
1.70%, 08/05/31	442	384,252
4.50%, 05/12/32(a)	575	572,607
3.35%, 08/08/32	1,240	1,157,722
4.30%, 05/10/33	826	806,949
4.75%, 05/12/35	775	766,178
Dell International LLC/EMC Corp.
5.25%, 02/01/28	450	453,774
4.75%, 04/01/28	559	559,675
4.15%, 02/15/29	125	123,134
5.30%, 10/01/29	886	895,793
4.35%, 02/01/30	200	195,879
5.00%, 04/01/30	1,015	1,015,161
6.20%, 07/15/30	450	467,425
4.50%, 02/15/31	525	512,004
4.75%, 07/15/31	405	398,227
5.30%, 04/01/32	450	451,681
4.75%, 10/06/32	525	510,225
5.75%, 02/01/33	594	605,992
5.00%, 02/15/34	500	485,599
5.40%, 04/15/34(a)	600	595,351
4.85%, 02/01/35(a)	500	475,250
5.50%, 04/01/35	500	496,828
5.10%, 02/15/36(a)	1,025	984,528
Dell, Inc., 7.10%, 04/15/28(a)	329	342,282
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	450	447,148
4.40%, 09/25/27	725	722,997
4.50%, 03/23/28	250	249,201
5.25%, 07/01/28	440	444,285
4.15%, 09/15/28	450	444,524
4.60%, 03/23/29	200	198,805
4.55%, 10/15/29	1,083	1,071,480
4.40%, 10/15/30	650	633,892
4.85%, 10/15/31	751	740,009
5.25%, 04/01/33	250	247,264
5.00%, 10/15/34	1,090	1,043,859
6.20%, 10/15/35(a)	500	522,739
HP, Inc.
4.75%, 01/15/28	522	522,231
4.00%, 04/15/29	404	395,026
5.40%, 04/25/30	150	151,418
3.40%, 06/17/30	260	245,183
2.65%, 06/17/31	529	469,320
4.20%, 04/15/32(a)	427	403,386
5.50%, 01/15/33(a)	650	654,576
6.10%, 04/25/35(a)	250	256,474
NetApp, Inc.
2.70%, 06/22/30	400	365,824
5.50%, 03/17/32	425	428,905
5.70%, 03/17/35	405	407,659
Teledyne FLIR LLC, 2.50%, 08/01/30	226	205,233
		35,453,912

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., 2.85%, 03/27/30	$799	$ 749,121
PVH Corp., 5.50%, 06/13/30	300	301,694
Ralph Lauren Corp.
2.95%, 06/15/30	350	326,164
5.00%, 06/15/32	220	219,478
Tapestry, Inc.
5.10%, 03/11/30	225	225,135
3.05%, 03/15/32	400	359,083
5.50%, 03/11/35	453	448,379
		2,629,054
Tobacco — 0.9%
Altria Group, Inc.
4.88%, 02/04/28	320	321,135
4.80%, 02/14/29	687	687,308
3.40%, 05/06/30	75	71,053
4.50%, 08/06/30	225	221,398
2.45%, 02/04/32	519	452,010
6.88%, 11/01/33(a)	418	455,135
5.63%, 02/06/35	301	303,359
5.25%, 08/06/35	300	293,947
BAT Capital Corp.
3.56%, 08/15/27	1,473	1,458,724
2.26%, 03/25/28	1,196	1,150,944
3.46%, 09/06/29	328	315,273
4.91%, 04/02/30	324	323,212
6.34%, 08/02/30	600	629,192
5.83%, 02/20/31	356	367,349
2.73%, 03/25/31	823	745,861
4.74%, 03/16/32	292	286,964
5.35%, 08/15/32	450	455,248
7.75%, 10/19/32	340	383,016
4.63%, 03/22/33	410	395,140
6.42%, 08/02/33	672	714,673
6.00%, 02/20/34	435	451,545
5.63%, 08/15/35(a)	600	608,109
BAT International Finance PLC
4.45%, 03/16/28	772	769,612
5.93%, 02/02/29	100	102,662
Philip Morris International, Inc.
3.13%, 08/17/27(a)	579	572,281
4.38%, 11/01/27	400	399,352
5.13%, 11/17/27	1,040	1,047,609
4.88%, 02/15/28	1,086	1,090,765
3.13%, 03/02/28	250	244,485
4.13%, 04/28/28	390	387,148
5.25%, 09/07/28	327	330,981
3.88%, 10/27/28	315	310,054
4.88%, 02/13/29	100	100,438
4.13%, 04/27/29	215	211,975
3.38%, 08/15/29	450	432,724
4.63%, 11/01/29	400	398,427
5.63%, 11/17/29	617	631,965
5.13%, 02/15/30	900	907,011
4.38%, 04/30/30	325	319,387
2.10%, 05/01/30	459	416,147
4.00%, 10/29/30	425	410,642
1.75%, 11/01/30	543	478,330
5.13%, 02/13/31	602	607,175
4.75%, 11/01/31	350	347,280
4.25%, 10/29/32	525	502,643
5.75%, 11/17/32	151	156,260
Security	Par (000)	Value
Tobacco (continued)
Philip Morris International, Inc. (continued)
5.38%, 02/15/33	$1,100	$ 1,112,485
5.63%, 09/07/33	425	435,148
5.25%, 02/13/34	700	699,952
4.90%, 11/01/34	300	292,766
4.88%, 04/30/35	460	443,857
4.63%, 10/29/35	575	542,854
4.88%, 04/29/36	400	383,072
Reynolds American, Inc., 5.70%, 08/15/35	250	253,022
		26,429,104
Transportation Infrastructure — 0.3%
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	350	346,826
Federal Express Corp. Pass-Through Trusts, Series 2020-1, Class AA, 1.88%, 08/20/35	562	479,952
FedEx Corp.
3.10%, 08/05/29	329	312,884
3.10%, 08/05/29(a)	244	232,138
4.25%, 05/15/30	513	500,606
GXO Logistics, Inc.
6.25%, 05/06/29	400	411,596
2.65%, 07/15/31	169	148,701
6.50%, 05/06/34	350	362,545
Ryder System, Inc.
5.65%, 03/01/28	200	202,835
5.25%, 06/01/28	400	403,669
6.30%, 12/01/28	100	103,246
5.38%, 03/15/29	50	50,710
5.50%, 06/01/29	215	218,691
4.95%, 09/01/29	105	105,223
4.90%, 12/01/29	280	280,392
5.00%, 03/15/30(a)	160	160,300
4.85%, 06/15/30	100	99,642
09/15/31(d)	270	268,291
6.60%, 12/01/33(a)	220	235,960
United Parcel Service, Inc.
3.05%, 11/15/27	701	689,568
3.40%, 03/15/29	50	48,508
2.50%, 09/01/29	280	263,022
4.45%, 04/01/30(a)	450	446,909
4.65%, 10/15/30	300	299,116
4.88%, 03/03/33(a)	576	575,401
5.15%, 05/22/34	500	502,346
5.25%, 05/14/35(a)	790	791,732
		8,540,809
Utilities — 0.2%
American Water Capital Corp.
2.95%, 09/01/27	413	406,536
3.75%, 09/01/28	393	386,173
3.45%, 06/01/29	313	302,498
4.63%, 06/01/29	245	244,179
2.80%, 05/01/30	254	236,173
2.30%, 06/01/31	401	355,218
4.45%, 06/01/32	530	515,229
5.15%, 03/01/34	475	471,708
5.25%, 03/01/35	375	371,801
5.20%, 04/01/36	350	341,970
Essential Utilities, Inc.
4.80%, 08/15/27	400	400,793
3.57%, 05/01/29	250	241,591
2.40%, 05/01/31	129	114,413
5.38%, 01/15/34	250	249,153
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities (continued)
Essential Utilities, Inc. (continued)
5.25%, 08/15/35	$325	$ 318,752
5.13%, 03/15/36	175	168,644
United Utilities PLC, 6.88%, 08/15/28	200	207,578
		5,332,409
Wireless Telecommunication Services — 0.9%
America Movil SAB de C.V.
3.63%, 04/22/29	516	498,278
2.88%, 05/07/30	582	538,018
4.70%, 07/21/32	550	536,261
5.00%, 01/20/33	200	196,538
6.38%, 03/01/35	592	628,952
Orange SA, 9.00%, 03/01/31	1,089	1,254,664
Rogers Communications, Inc.
5.00%, 02/15/29	992	993,176
3.80%, 03/15/32	1,246	1,145,513
5.30%, 02/15/34	800	776,580
T-Mobile USA, Inc.
2.05%, 02/15/28	1,065	1,023,425
4.95%, 03/15/28	720	722,895
4.80%, 07/15/28	272	272,534
4.85%, 01/15/29	410	410,424
2.63%, 02/15/29	500	473,400
2.40%, 03/15/29	250	235,143
3.38%, 04/15/29	1,350	1,298,500
4.20%, 10/01/29	525	515,099
3.88%, 04/15/30	3,992	3,835,292
2.55%, 02/15/31	1,541	1,382,650
2.88%, 02/15/31	700	636,732
3.50%, 04/15/31	1,466	1,367,003
2.25%, 11/15/31	536	465,108
2.70%, 03/15/32	625	548,644
5.13%, 05/15/32	660	656,252
4.63%, 01/15/33	470	451,960
5.20%, 01/15/33	552	547,321
5.05%, 07/15/33	1,235	1,207,564
5.75%, 01/15/34	455	461,432
5.15%, 04/15/34	770	753,639
4.70%, 01/15/35	475	446,327
5.30%, 05/15/35	650	635,914
4.95%, 11/15/35(a)	625	592,400
5.00%, 02/15/36	535	506,975
Vodafone Group PLC
7.88%, 02/15/30	220	240,157
4.80%, 06/18/31	560	550,302
6.25%, 11/30/32	227	238,220
5.35%, 06/18/36	385	372,610
		27,415,902
Total Corporate Bonds — 87.2% (Cost: $2,717,722,926)		2,683,847,667
Foreign Agency Obligations
Canada — 1.8%
Canada Government International Bonds
3.75%, 04/26/28	1,600	1,586,323
4.63%, 04/30/29(a)	1,550	1,561,546
4.00%, 03/18/30(a)	2,400	2,370,906
Export Development Canada
3.88%, 02/14/28	1,600	1,590,118
4.13%, 02/13/29	2,050	2,038,834
Security	Par (000)	Value
Canada (continued)
Export Development Canada (continued)
4.00%, 06/20/30(a)	$1,700	$ 1,675,328
4.75%, 06/05/34	700	704,588
Hydro-Quebec, Series HK, 9.38%, 04/15/30	300	346,458
Province of Alberta Canada
3.30%, 03/15/28	409	402,378
4.50%, 06/26/29	300	300,591
1.30%, 07/22/30	1,259	1,115,548
4.50%, 01/24/34	1,000	981,979
4.30%, 11/02/35	1,000	954,298
Province of British Columbia Canada
4.70%, 01/24/28	2,500	2,512,034
4.80%, 11/15/28	700	706,286
4.90%, 04/24/29	400	404,674
3.90%, 08/27/30	1,800	1,761,031
1.30%, 01/29/31	100	86,907
4.20%, 07/06/33(a)	1,200	1,159,234
4.75%, 06/12/34	1,500	1,489,366
4.80%, 06/11/35	1,860	1,841,801
Province of Manitoba Canada
4.30%, 07/27/33	600	582,577
4.90%, 05/31/34	650	651,400
Series HB, 1.50%, 10/25/28(a)	9	8,453
Province of New Brunswick Canada, 3.63%, 02/24/28	179	176,959
Province of Ontario Canada
4.20%, 01/18/29	1,800	1,791,272
3.80%, 01/29/29	2,300	2,267,487
3.70%, 09/17/29(a)	1,300	1,271,988
2.00%, 10/02/29(a)	329	305,449
4.70%, 01/15/30(a)	2,000	2,015,380
3.90%, 09/04/30	2,000	1,957,880
1.13%, 10/07/30(a)	959	837,707
1.60%, 02/25/31(a)	659	580,429
2.13%, 01/21/32(a)	1,000	879,949
5.05%, 04/24/34(a)	900	913,813
4.85%, 06/11/35	1,610	1,604,552
4.45%, 11/20/35(a)	1,300	1,253,949
4.85%, 05/29/36	220	218,130
Province of Quebec Canada
3.63%, 04/13/28	2,200	2,173,768
4.50%, 04/03/29	2,200	2,203,967
1.35%, 05/28/30	959	854,403
1.90%, 04/21/31(a)	600	532,730
4.50%, 09/08/33	1,000	982,767
4.25%, 09/05/34	1,300	1,248,064
4.63%, 08/28/35	1,300	1,270,134
Series PD, 7.50%, 09/15/29	900	978,537
Series RH, 3.88%, 01/14/31(a)	2,850	2,774,515
Series RI, 4.63%, 06/03/36	300	291,627
Province of Saskatchewan, 4.65%, 01/28/30	100	100,528
		56,318,642
Chile — 0.2%
Chile Government International Bonds
3.24%, 02/06/28	832	814,049
4.85%, 01/22/29	700	699,694
2.45%, 01/31/31	983	880,844
4.35%, 04/13/31	500	484,960
2.55%, 01/27/32(a)	1,078	943,438
2.55%, 07/27/33	1,500	1,260,755

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chile (continued)
Chile Government International Bonds (continued)
3.50%, 01/31/34	$800	$ 711,044
4.95%, 01/05/36(a)	1,000	967,257
		6,762,041
Indonesia — 0.5%
Indonesia Government International Bonds
4.15%, 09/20/27(a)	600	600,142
3.50%, 01/11/28	810	799,795
4.55%, 01/11/28	600	600,811
4.10%, 04/24/28	478	475,096
4.75%, 02/11/29	478	479,015
4.40%, 03/10/29	400	396,284
3.40%, 09/18/29	400	385,245
5.25%, 01/15/30(a)	600	603,095
2.85%, 02/14/30	810	751,971
3.85%, 10/15/30	1,310	1,249,877
4.35%, 02/21/31(a)	700	680,327
1.85%, 03/12/31	800	693,591
4.30%, 04/16/31	500	483,436
2.15%, 07/28/31	800	693,508
3.55%, 03/31/32	700	641,240
4.65%, 09/20/32	800	773,350
4.85%, 01/11/33	850	823,068
4.70%, 02/10/34	400	382,316
4.75%, 09/10/34	800	756,449
5.60%, 01/15/35(a)	750	748,005
4.90%, 04/16/36(a)	1,100	1,034,482
		14,051,103
Israel — 0.4%
Israel Government International Bonds
Series 10Y, 3.25%, 01/17/28(a)	682	665,723
Series 10Y, 2.75%, 07/03/30	858	783,293
Series 10Y, 4.50%, 01/17/33(a)	1,150	1,095,134
Series 10Y, 5.50%, 03/12/34	1,700	1,701,497
Series 10Y, 5.63%, 02/19/35	1,500	1,509,807
Series 10Y, 5.00%, 01/13/36	1,050	1,006,099
Series 5Y, 5.38%, 03/12/29	900	904,619
Series 5Y, 5.38%, 02/19/30	1,700	1,708,599
Series 5Y, 4.50%, 01/13/31	1,450	1,405,883
State of Israel, Series 10Y, 2.50%, 01/15/30	710	648,828
		11,429,482
Italy — 0.0%
Republic of Italy Government International Bonds, Series 10Y, 2.88%, 10/17/29	883	837,544
Japan — 0.4%
Japan Bank for International Cooperation
4.38%, 10/05/27	500	499,888
2.75%, 11/16/27	1,200	1,175,208
3.88%, 07/03/28	1,000	989,861
4.63%, 07/19/28	750	752,639
3.25%, 07/20/28(a)	610	596,540
4.88%, 10/18/28(a)	500	504,569
3.50%, 10/31/28(a)	650	637,007
2.13%, 02/16/29	500	471,795
2.00%, 10/17/29	476	440,420
1.25%, 01/21/31	1,010	874,829
3.88%, 01/23/31	300	291,442
4.38%, 01/24/31	600	594,584
1.88%, 04/15/31	1,886	1,670,031
4.63%, 04/17/34	600	591,704
4.38%, 01/23/36(a)	650	622,138
Security	Par (000)	Value
Japan (continued)
Japan International Cooperation Agency
3.38%, 06/12/28	$500	$ 490,313
4.75%, 05/21/29	550	553,162
4.25%, 05/22/30	700	692,552
1.00%, 07/22/30	300	261,815
		12,710,497
Mexico — 0.7%
Mexico Government International Bonds
4.50%, 04/22/29	1,453	1,436,821
5.00%, 05/07/29(a)	600	598,907
3.25%, 04/16/30	739	688,612
6.00%, 05/13/30	800	819,620
4.75%, 03/22/31	1,000	971,938
2.66%, 05/24/31	1,310	1,153,910
8.30%, 08/15/31(a)	500	576,613
4.75%, 04/27/32	1,239	1,178,187
5.85%, 07/02/32	1,900	1,904,327
5.38%, 03/22/33	1,700	1,641,232
7.50%, 04/08/33	500	555,005
4.88%, 05/19/33	900	843,193
5.63%, 02/09/34	1,750	1,692,415
3.50%, 02/12/34	1,550	1,302,060
6.75%, 09/27/34	900	932,395
6.35%, 02/09/35	1,450	1,456,480
5.63%, 09/22/35	1,500	1,430,592
6.00%, 05/07/36	1,800	1,755,220
		20,937,527
Panama — 0.3%
Panama Government International Bonds
8.88%, 09/30/27	450	470,267
3.88%, 03/17/28	433	424,425
9.38%, 04/01/29	50	55,196
3.16%, 01/23/30	578	539,762
7.50%, 03/01/31	600	651,049
2.25%, 09/29/32	1,700	1,404,309
3.30%, 01/19/33	600	522,494
6.40%, 02/14/35	1,450	1,499,610
6.70%, 01/26/36	1,300	1,365,919
6.88%, 01/31/36(a)	700	745,402
		7,678,433
Peru — 0.2%
Peruvian Government International Bonds
4.13%, 08/25/27	180	179,800
2.84%, 06/20/30	282	263,674
2.78%, 01/23/31	1,809	1,655,699
1.86%, 12/01/32	420	343,867
8.75%, 11/21/33	600	716,331
3.00%, 01/15/34	1,450	1,228,352
5.38%, 02/08/35	750	741,322
5.50%, 03/30/36	1,100	1,087,611
		6,216,656
Philippines — 0.5%
Philippines Government International Bonds
5.17%, 10/13/27	600	605,213
3.00%, 02/01/28	1,578	1,542,441
4.63%, 07/17/28	300	299,991
3.75%, 01/14/29	989	969,757
9.50%, 02/02/30	1,100	1,259,012
4.38%, 03/05/30	400	393,223
2.46%, 05/05/30	710	649,230
7.75%, 01/14/31	1,243	1,379,916
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Philippines (continued)
Philippines Government International Bonds (continued)
1.65%, 06/10/31	$828	$ 709,789
1.95%, 01/06/32	500	426,177
6.38%, 01/15/32	600	635,549
3.56%, 09/29/32	600	549,209
5.61%, 04/13/33	400	405,947
5.00%, 07/17/33	900	881,724
5.25%, 05/14/34(a)	600	589,357
6.38%, 10/23/34	1,000	1,056,669
5.50%, 02/04/35	650	647,956
4.75%, 03/05/35	800	757,363
5.00%, 01/27/36(a)	1,000	955,707
		14,714,230
Poland — 0.3%
Republic of Poland Government International Bonds
Series 10Y, 5.75%, 11/16/32	850	877,163
Series 10Y, 4.88%, 10/04/33	1,650	1,614,806
Series 10Y, 5.13%, 09/18/34	1,900	1,874,802
Series 10Y, 5.38%, 02/12/35	1,500	1,496,363
Series 10Y, 5.38%, 04/14/36	1,500	1,478,827
Series 5Y, 5.50%, 11/16/27	700	707,246
Series 5Y, 4.63%, 03/18/29	650	650,793
Series 5Y, 4.88%, 02/12/30	1,800	1,811,182
		10,511,182
South Korea — 0.4%
Export-Import Bank of Korea
4.25%, 09/15/27	200	199,525
5.00%, 01/11/28	850	856,443
4.63%, 01/14/28(a)	500	501,226
4.50%, 01/11/29	700	700,717
4.00%, 09/11/29	650	641,477
4.88%, 01/14/30	650	655,516
1.25%, 09/21/30	300	262,475
3.75%, 09/22/30	524	507,146
1.38%, 02/09/31	300	260,667
2.13%, 01/18/32	700	614,025
5.13%, 01/11/33	1,000	1,016,027
5.13%, 09/18/33	300	305,039
4.63%, 01/11/34	300	295,057
5.25%, 01/14/35	400	407,836
4.38%, 01/13/36(a)	700	665,797
Korea Development Bank
4.63%, 02/03/28	600	601,367
5.38%, 10/23/28	300	305,704
4.50%, 02/15/29	600	600,749
4.88%, 02/03/30	600	605,265
1.63%, 01/19/31	200	176,009
4.25%, 09/08/32	200	195,063
4.38%, 02/15/33	200	194,933
5.63%, 10/23/33	500	523,316
Korea International Bonds
2.50%, 06/19/29	700	665,042
4.50%, 07/03/29	450	451,642
1.00%, 09/16/30	400	347,965
3.63%, 10/29/30	650	628,685
		13,184,713
Supranational — 4.8%
African Development Bank
3.88%, 06/12/28	1,300	1,290,165
3.50%, 09/18/29	1,300	1,267,218
Security	Par (000)	Value
Supranational (continued)
African Development Bank (continued)
4.00%, 03/18/30	$1,325	$ 1,307,873
3.63%, 03/03/31	150	144,918
4.50%, 06/12/35	620	610,215
4.13%, 01/22/36	735	700,635
Asian Development Bank
2.38%, 08/10/27	300	294,460
4.38%, 01/14/28	2,400	2,403,485
2.75%, 01/19/28	1,020	998,168
5.82%, 06/16/28	219	224,301
4.38%, 03/06/29	2,100	2,101,671
1.88%, 03/15/29(a)	200	187,928
3.63%, 08/28/29	1,100	1,077,084
1.75%, 09/19/29(a)	1,659	1,533,618
1.88%, 01/24/30	1,289	1,186,314
4.13%, 05/30/30	2,400	2,378,252
3.75%, 08/28/30	1,900	1,854,949
1.50%, 03/04/31	1,000	879,459
3.13%, 04/27/32	1,000	931,190
3.88%, 09/28/32	900	869,095
4.38%, 03/22/35(a)	1,975	1,933,268
4.25%, 01/14/36	2,320	2,240,772
Asian Infrastructure Investment Bank
4.00%, 01/18/28	1,000	996,032
3.63%, 09/15/28	1,500	1,480,220
4.50%, 01/16/30	775	778,186
3.88%, 04/22/31	700	683,473
4.25%, 03/13/34	1,000	977,128
4.50%, 05/21/35	600	591,906
4.13%, 01/14/36	175	167,247
Corp. Andina de Fomento
4.13%, 01/07/28	650	647,202
5.00%, 01/22/30	500	506,352
Council of Europe Development Bank
3.63%, 01/26/28	600	594,364
4.50%, 01/15/30	1,025	1,029,031
3.75%, 01/14/31	255	248,124
European Bank for Reconstruction & Development
4.13%, 01/25/29	2,000	1,989,559
4.25%, 03/13/34	1,000	975,308
European Investment Bank
3.88%, 06/15/28	2,500	2,481,908
1.75%, 03/15/29(a)	2,100	1,967,093
4.75%, 06/15/29	3,000	3,032,148
1.63%, 10/09/29	420	386,303
3.75%, 11/15/29	3,200	3,140,982
4.50%, 03/14/30	4,270	4,287,061
0.88%, 05/17/30	400	351,539
0.75%, 09/23/30	1,000	863,801
3.88%, 10/15/30	2,405	2,357,049
1.25%, 02/14/31	2,400	2,089,950
3.75%, 03/13/31	395	383,986
4.38%, 10/10/31	2,600	2,590,194
4.25%, 08/16/32	3,410	3,362,744
4.13%, 02/13/34	2,400	2,326,778
4.63%, 02/12/35	1,855	1,849,192
4.25%, 02/08/36(a)	570	550,355
Inter-American Development Bank
1.13%, 07/20/28	2,489	2,342,265
3.13%, 09/18/28(a)	2,000	1,953,136
2.25%, 06/18/29	1,784	1,683,438
3.50%, 09/14/29	1,750	1,706,725
4.50%, 02/15/30	2,625	2,636,007

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
Inter-American Development Bank (continued)
3.75%, 06/14/30	$1,200	$ 1,173,190
1.13%, 01/13/31	2,073	1,799,303
3.63%, 09/17/31	1,300	1,250,692
4.38%, 07/17/34	1,600	1,573,983
4.38%, 07/16/35	1,860	1,815,931
4.13%, 01/23/36(a)	1,790	1,707,912
Inter-American Investment Corp.
4.13%, 02/15/28	500	498,484
3.63%, 11/20/28	650	639,841
4.25%, 02/14/29	900	896,829
4.25%, 04/01/30	700	695,154
International Bank for Reconstruction & Development
2.50%, 11/22/27	1,659	1,622,249
0.75%, 11/24/27	3,000	2,866,756
1.38%, 04/20/28	2,503	2,383,887
3.63%, 05/05/28	2,000	1,978,075
1.13%, 09/13/28	2,550	2,388,640
3.63%, 09/21/29	1,600	1,565,913
3.88%, 10/16/29	2,600	2,562,580
1.75%, 10/23/29	1,289	1,188,834
4.13%, 03/20/30	3,070	3,044,472
0.88%, 05/14/30	2,050	1,802,061
0.75%, 08/26/30	1,900	1,644,830
3.50%, 10/28/30	3,200	3,090,056
1.25%, 02/10/31	2,150	1,872,462
4.50%, 04/10/31	1,900	1,905,208
1.63%, 11/03/31(a)	3,200	2,777,854
4.63%, 01/15/32	3,530	3,554,241
2.50%, 03/29/32(a)	2,000	1,802,668
4.00%, 05/06/32	2,500	2,437,512
3.88%, 08/28/34(a)	2,100	1,994,830
4.75%, 02/15/35	300	301,345
4.38%, 08/27/35(a)	3,280	3,202,247
4.50%, 05/20/36(a)	1,365	1,341,298
International Finance Corp.
4.50%, 01/21/28	600	601,754
3.50%, 01/22/29(a)	1,300	1,275,002
4.25%, 07/02/29	750	747,871
3.88%, 07/02/30	1,000	982,010
0.75%, 08/27/30(a)	359	310,856
Nordic Investment Bank
3.38%, 09/08/27(a)	300	297,207
4.38%, 03/14/28	500	500,556
4.25%, 02/28/29(a)	800	798,029
3.75%, 05/09/30	1,000	977,498
3.75%, 01/23/31	700	680,761
		146,972,705
Sweden — 0.1%
Svensk Exportkredit AB
3.75%, 05/08/28	600	593,984
4.25%, 02/01/29(a)	524	522,251
3.75%, 07/29/30	1,000	975,785
4.88%, 10/04/30	700	711,054
		2,803,074
Uruguay — 0.1%
Uruguay Government International Bonds
4.38%, 10/27/27	553	552,467
Security	Par (000)	Value
Uruguay (continued)
Uruguay Government International Bonds (continued)
4.38%, 01/23/31	$1,323	$ 1,319,237
5.75%, 10/28/34	1,400	1,437,386
7.63%, 03/21/36	600	692,559
		4,001,649
Total Foreign Agency Obligations — 10.7% (Cost: $335,060,756)		329,129,478
Municipal Bonds
California — 0.2%
Regents of the University of California Medical Center Pooled Revenue, RB, Series Q, 4.13%, 05/15/32	200	193,007
State of California, GO, BAB, 7.50%, 04/01/34	1,700	1,902,369
State of California, Refunding GO
3.50%, 04/01/28(a)	285	281,268
2.50%, 10/01/29	230	216,679
5.75%, 10/01/31	150	157,231
6.00%, 03/01/33	325	344,091
4.50%, 04/01/33	765	749,240
Class B, 5.10%, 09/01/35	330	327,569
University of California, RB
Series BD, 3.35%, 07/01/29	460	444,913
Series BG, 1.61%, 05/15/30	820	735,059
		5,351,426
Connecticut — 0.1%
State of Connecticut, GO, Series A, 5.85%, 03/15/32	990	1,031,023
Florida — 0.1%
State Board of Administration Finance Corp., RB
Series A, 2.15%, 07/01/30	795	720,648
Series A, 5.53%, 07/01/34	650	663,427
		1,384,075
Hawaii — 0.0%
State of Hawaii, GO, Series GP, 4.21%, 04/01/31	240	235,997
Illinois — 0.1%
City of Chicago Illinois, GO, Series A, 5.88%, 01/01/31	80	79,822
State of Illinois, GO, 5.10%, 06/01/33	3,628	3,622,719
		3,702,541
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Series A2, 5.05%, 12/01/34	105	105,651
Massachusetts — 0.0%
Commonwealth of Massachusetts, RB, Series A, Sustainability Bonds, 3.77%, 07/15/29	320	315,102
New Jersey — 0.0%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29	890	919,573
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York — 0.0%
New York State Dormitory Authority, RB, Series B, 5.23%, 07/01/35	$600	$ 598,270
Port Authority of New York & New Jersey, RB, Series 159, 6.04%, 12/01/29	125	130,293
		728,563
Texas — 0.0%
Texas Department of Transportation State Highway Fund, RB, Series B, 5.18%, 04/01/30	490	494,687
Virginia — 0.0%
Williamsburg Economic Development Authority, Refunding RB, 4.96%, 11/01/35	95	92,686
Total Municipal Bonds — 0.5% (Cost: $14,599,441)		14,361,324
Total Long-Term Investments — 98.4% (Cost: $3,067,383,123)		3,027,338,469

	Shares
Short-Term Securities
Money Market Funds — 8.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(e)(f)(g)	246,103,216	246,177,046
Total Short-Term Securities — 8.0% (Cost: $246,126,774)		246,177,046
Total Investments — 106.4% (Cost: $3,313,509,897)		3,273,515,515
Liabilities in Excess of Other Assets — (6.4)%		(198,070,395)
Net Assets — 100.0%		$ 3,075,445,120

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	When-issued security.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 286,798,554	$ —	$ (40,554,303)(a)	$ (28,326)	$ (38,879)	$ 246,177,046	246,103,216	$ 1,180,371 (b)	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares U.S. Intermediate Credit Bond Index Fund

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 2,683,847,667	$ —	$ 2,683,847,667
Foreign Agency Obligations	—	329,129,478	—	329,129,478
Municipal Bonds	—	14,361,324	—	14,361,324
Short-Term Securities
Money Market Funds	246,177,046	—	—	246,177,046
	$246,177,046	$3,027,338,469	$—	$3,273,515,515

Portfolio Abbreviation
BAB	Build America Bond
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
GO	General Obligation Bonds
MSCI	Morgan Stanley Capital International
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SAB	Special Assessment Bonds
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
Schedule of Investments